Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 90 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
	MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
	The Principal Financial Group	Drinker Biddle & Reath, LLP
	Des Moines, Iowa 50392	1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
----------
It is proposed that this filing will become effective (check appropriate box)
_ __	immediately upon filing pursuant to paragraph (b) of Rule 485
XX _	on March 1, 2011, pursuant to paragraph (b) of Rule 485
_ __	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_ __	on (date) pursuant to paragraph (a)(1) of Rule 485
_ __	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_ __	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)
_ __	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement of Principal Funds, Inc. (“the
Registrant”) (File No. 33-59474) is an annual update to the Registrant’s Registration Statement for series with an October 31 fiscal year end and consists of the following: (1) Facing Page of the Registration Statement; (2) Part A of the Registration Statement (Prospectus for Classes A,
B, and C shares with 10/31 fiscal year end), and (3) signature page. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for series with a fiscal year end of August 31.

Due to file size limitations, this Post-Effective Amendment hereby incorporates Part B and Part
C from the Fund's registration statement as filed on February 23, 2011, (accession number 0000898745-11-000040 for
PEA # 89 ).

PRINCIPAL FUNDS, INC.

CLASS A, CLASS B, AND CLASS C SHARES

The date of this Prospectus is March 1, 2011.

Ticker Symbols for Principal Funds, Inc.
	Share Class				Share Class
Fund Name	A	B	C	Fund Name	A	B	C
Bond & Mortgage Securities	PRBDX	PROBX	PBMCX	Principal Capital Appreciation	CMNWX	CMNBX	CMNCX
California Municipal	SRCMX	SQCMX	SRCCX	Principal LifeTime 2010	PENAX
Disciplined LargeCap Blend	PRMGX	PBABX	PDCCX	Principal LifeTime 2020	PTBAX	PLIBX
Diversified International	PRWLX	PRBWX	PDNCX	Principal LifeTime 2030	PTCAX	PTCBX
Equity Income	PQIAX	PQUBX	PEUCX	Principal LifeTime 2040	PTDAX	PTDBX
Global Diversified Income	PGBAX		PGDCX	Principal LifeTime 2050	PPEAX	PLTFX
Global Real Estate Securities	POSAX		POSCX	Principal LifeTime Strategic Income	PALTX	PLTSX
Government & High Quality Bond	CMPGX	CBUGX	CCUGX	Real Estate Securities	PRRAX	PRLEX	PRCEX
High Yield	CPHYX	CBHYX	CCHIX	SAM Balanced	SABPX	SBBPX	SCBPX
Income	CMPIX	CMIBX	CNMCX	SAM Conservative Balanced	SAIPX	SBIPX	SCIPX
Inflation Protection	PITAX		PPOCX	SAM Conservative Growth	SAGPX	SBGPX	SCGPX
International Emerging Markets	PRIAX	PIEBX	PMKCX	SAM Flexible Income	SAUPX	SBUPX	SCUPX
International Growth	PIRAX		PIRCX	SAM Strategic Growth	SACAX	SBCAX	SWHCX
LargeCap Growth	PRGWX	PRGBX	PLGCX	Short-Term Income	SRHQX		STCCX
LargeCap S&P 500 Index	PLSAX		PLICX	SmallCap Blend	PLLAX	PLLBX	PSMCX
LargeCap Value	PCACX	PCCBX	PLUCX	SmallCap Growth	PMAAX	PSCBX	PSOWX
MidCap Blend	PEMGX	PRMBX	PMBCX	SmallCap Value	PSUAX	PSVBX	PSUCX
Money Market	PCSXX	PMBXX	PPCXX	Tax-Exempt Bond	PTEAX	PTBBX	PTBCX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Fund Summaries
Balanced/Asset Allocation Funds
Strategic Asset Management (“SAM”) Balanced Portfolio	4
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	9
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	14
Strategic Asset Management (“SAM”) Flexible Income Portfolio	19
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	25
Principal LifeTime Strategic Income Fund	30
Principal LifeTime 2010 Fund	36
Principal LifeTime 2020 Fund	42
Principal LifeTime 2030 Fund	49
Principal LifeTime 2040 Fund	56
Principal LifeTime 2050 Fund	62
LargeCap US Equity Funds
Disciplined LargeCap Blend Fund	68
Equity Income Fund	72
LargeCap Growth Fund	76
LargeCap S&P 500 Index Fund	80
LargeCap Value Fund	84
Principal Capital Appreciation	88
Real Estate Fund
Real Estate Securities Fund	92
Small/MidCap US Equity Funds
MidCap Blend Fund	97
SmallCap Blend Fund	101
SmallCap Growth Fund	105
SmallCap Value Fund	109
International Equity Funds
Diversified International Fund	113
Global Real Estate Securities Fund	117
International Emerging Markets Fund	122
International Growth Fund	126
Fixed-Income Funds
Bond & Mortgage Securities Fund	130
California Municipal Fund	135
Global Diversified Income Fund	140
Government & High Quality Bond Fund	147
High Yield Fund	151
Income Fund	156
Inflation Protection Fund	161
Tax-Exempt Bond Fund	165
Short-Term Fixed Income Funds
Money Market Fund	169
Short-Term Income Fund	173

2

Additional Information about Investment Strategies and Risks	178
Portfolio Holdings Information	195
Management of the Funds	196
Pricing of Fund Shares	205
Purchase of Fund Shares	206
Redemption of Fund Shares	207
Exchange of Fund Shares	210
Dividends and Distributions	211
Frequent Purchases and Redemptions	212
Tax Considerations	213
Choosing A Share Class	214
Class A Shares	215
Class B Shares	218
Class C Shares	219
CDSC Calculation and Waivers	220
The Costs of Investing	221
Distribution Plans and Intermediary Compensation	222
Fund Account Information	224
Financial Highlights	227
Appendix A - Description of Bond Ratings	272
Additional Information	277

3

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.12%	0.16%	0.11%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.37%	2.16%	2.11%
Expense Reimbursement	N/A	-----	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.37%	2.16%	2.11%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.70% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

4

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$682	$ 960	$1,259	$2,106
Class B	$719	$ 1,076	$1,359	$2,292
Class C	$314	$ 661	$1,134	$2,441

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$682	$ 960	$1,259	$2,106
Class B	$219	$ 676	$1,159	$2,292
Class C	$214	$ 661	$1,134	$2,441

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund
• Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

5

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

6

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.46%

7

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.89%	3.13%	3.90%
Class A Return After Taxes on Distributions	6.24%	1.96%	2.89%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.64%	2.24%	2.89%
Class B Return Before Taxes	7.15%	3.15%	3.85%
Class C Return Before Taxes	11.29%	3.52%	3.71%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,	6.54%	5.80%	5.84%
expenses, or taxes)
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	3.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

8

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.11%	0.18%	0.11%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.32%	2.14%	2.07%
Expense Reimbursement	N/A	-----	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.32%	2.14%	2.07%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.69% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

9

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$677	$ 945	$1,234	$2,053
Class B	$717	$ 1,070	$1,349	$2,264
Class C	$310	$ 649	$1,114	$2,400

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$677	$ 945	$1,234	$2,053
Class B	$217	$ 670	$1,149	$2,264
Class C	$210	$ 649	$1,114	$2,400

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund
• Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

10

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

11

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 2003 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	11.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-9.94%

12

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.30%	3.85%	4.47%
Class A Return After Taxes on Distributions	4.34%	2.53%	3.25%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.54%	2.66%	3.19%
Class B Return Before Taxes	5.50%	3.86%	4.42%
Class C Return Before Taxes	9.48%	4.24%	4.31%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,	6.54%	5.80%	5.84%
expenses, or taxes)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

13

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.13%	0.18%	0.14%
Acquired Fund Fees and Expenses	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.41%	2.21%	2.17%
Expense Reimbursement	N/A	-------	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.41%	2.21%	2.17%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.71% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

14

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$686	$ 972	$1,279	$2,148
Class B	$724	$1,091	$1,385	$2,342
Class C	$320	$ 679	$1,164	$2,503

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$686	$ 972	$1,279	$2,148
Class B	$224	$ 691	$1,185	$2,342
Class C	$220	$ 679	$1,164	$2,503

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-
income fund
• Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

15

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

16

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.14%

17

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.26%	1.97%	2.91%
Class A Return After Taxes on Distributions	8.03%	1.14%	2.23%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.66%	1.54%	2.30%
Class B Return Before Taxes	8.65%	2.00%	2.85%
Class C Return Before Taxes	12.63%	2.34%	2.70%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or	6.54%	5.80%	5.84%
taxes)
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.68%	3.25%	2.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

18

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.11%	0.17%	0.11%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.29%	2.10%	2.04%
Expense Reimbursement	N/A	-------	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.29%	2.10%	2.04%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.69% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

19

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$501	$ 769	$1,056	$1,873
Class B	$713	$ 1,058	$1,329	$2,224
Class C	$307	$ 640	$1,098	$2,369

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$501	$ 769	$1,056	$1,873
Class B	$213	$ 658	$1,129	$2,224
Class C	$207	$ 207	$1,098	$2,369

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund
• Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

20

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

21

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.

22

Highest return for a quarter during the period of the bar chart above:		Q2 '09	10.74%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-7.04%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.96%	4.37%	4.74%
Class A Return After Taxes on Distributions	4.76%	2.87%	3.25%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.94%	2.93%	3.21%
Class B Return Before Taxes	4.20%	4.01%	4.50%
Class C Return Before Taxes	8.30%	4.39%	4.35%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,	6.54%	5.80%	5.84%
expenses, or taxes)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	9.03%	5.22%	5.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

23

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

24

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.18%	0.22%	0.18%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.48%	2.27%	2.23%
Expense Reimbursement	N/A	-----	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.48%	2.27%	2.23%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.75% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

25

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$692	$ 992	$1,313	$2,221
Class B	$730	$ 1,109	$1,415	$2,407
Class C	$326	$ 697	$1,195	$2,565

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$692	$ 992	$1,313	$2,221
Class B	$230	$ 709	$1,215	$2,407
Class C	$226	$ 697	$1,195	$2,565

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 0 and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-
income fund
• Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

26

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

27

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Highest return for a quarter during the period of the bar chart above:	Q2 '03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.29%

28

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.20%	1.22%	2.13%
Class A Return After Taxes on Distributions	9.05%	0.54%	1.64%
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.17%	0.96%	1.72%
Class B Return Before Taxes	9.71%	1.27%	2.08%
Class C Return Before Taxes	13.74%	1.62%	1.94%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

29

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective: The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.28%	2.48%
Acquired Fund Fees and Expenses	0.59%	0.59%
Total Annual Fund Operating Expenses	1.15%	4.10%
Expense Reimbursement	0.15%	2.35%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%	1.75%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

30

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$473	$ 710	$ 968	$1,705
Class B	$678	$ 1,395	$2,068	$3,471

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$473	$ 710	$ 968	$1,705
Class B	$178	$ 995	$1,868	$3,471

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

31

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

32

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

33

Class A shares commenced operations on June 28, 2005, and Class B shares commenced operations on March 15,
2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell 3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.34%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	6.54%	1.43%	3.11%
Class A Return After Taxes on Distributions	5.56%	0.09%	2.06%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.30%	0.49%	2.09%
Class B Return Before Taxes	4.95%	1.11%	3.16%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,	6.54%	5.80%	5.65%
expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or	7.75%	2.46%	4.41%
taxes)
Principal LifeTime Strategic Income Blended Index (reflects no deduction for	8.92%	5.32%	4.87%
fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B shares.

34

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

35

PRINCIPAL LIFETIME 2010 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases	5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	0.12%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.08%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$654	$897	$1,161	$1,913

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$654	$897	$1,161	$1,913

36

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

37

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

38

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005. The returns for Class A, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of
Class A shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000 Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10% MSCI-EAFE Index NDTR D, and
59.00% Barclays Capital Aggregate Bond Index.

39

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-16.36%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	7.17%	1.29%	3.19%
Class A Return After Taxes on Distributions	6.46%	0.21%	2.32%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.77%	0.58%	2.30%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,	6.54%	5.80%	5.65%
expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or	7.75%	2.46%	4.41%
taxes)
Principal LifeTime 2010 Blended Index (reflects no deduction for fees,	11.32%	3.87%	4.11%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

40

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

41

PRINCIPAL LIFETIME 2020 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.22%	0.41%
Acquired Fund Fees and Expenses	0.71%	0.71%
Total Annual Fund Operating Expenses	1.21%	2.15%
Expense Reimbursement	0.09%	0.28%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.12%	1.87%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

42

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$658	$ 903	$1,169	$1,926
Class B	$690	$ 1,041	$1,324	$2,217

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$658	$903	$1,169	$1,926
Class B	$190	$641	$1,124	$2,217

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

43

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

44

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

45

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1,
2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85% MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-18.46%

46

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	8.06%	1.55%	3.47%
Class A Return After Taxes on Distributions	7.49%	0.60%	2.68%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.37%	0.90%	2.60%
Class B Return Before Taxes	8.60%	1.59%	3.28%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,	6.54%	5.80%	5.65%
expenses, or taxes)
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or	7.75%	2.46%	4.41%
taxes)
Principal LifeTime 2020 Blended Index (reflects no deduction for fees,	12.4%	3.56%	3.95%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

47

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

48

PRINCIPAL LIFETIME 2030 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.27%	0.47%
Acquired Fund Fees and Expenses	0.73%	0.73%
Total Annual Fund Operating Expenses	1.28%	2.23%
Expense Reimbursement	0.14%	0.34%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.14%	1.89%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

49

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$660	$ 918	$1,199	$1,997
Class B	$692	$1,059	$1,359	$2,293

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$660	$918	$1,199	$1,997
Class B	$192	$659	$1,159	$2,293

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate 32.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

50

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

51

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

52

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1,
2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000 Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75% MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-20.15%

53

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	8.72%	1.45%	3.23%
Class A Return After Taxes on Distributions	8.26%	0.59%	2.51%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.81%	0.88%	2.44%
Class B Return Before Taxes	9.31%	1.52%	3.07%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or	7.75%	2.46%	4.41%
taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,	6.54%	5.80%	5.65%
expenses, or taxes)
Principal LifeTime 2030 Blended Index (reflects no deduction for fees,	13.04%	3.18%	3.66%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

54

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

55

PRINCIPAL LIFETIME 2040 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.39%	0. 59%
Acquired Fund Fees and Expenses	0.74%	0.74%
Total Annual Fund Operating Expenses	1.41%	2.36%
Expense Reimbursement	0.26%	0.46%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%	1.90%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

56

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$661	$ 943	$1,251	$2,123
Class B	$693	$ 1,085	$1,412	$2,417

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$661	$943	$1,251	$2,123
Class B	$193	$685	$1,212	$2,417

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

57

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

58

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1,
2001.

59

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000 Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80% MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.45%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	8.95%	1.21%	3.15%
Class A Return After Taxes on Distributions	8.59%	0.45%	2.48%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.98%	0.74%	2.42%
Class B Return Before Taxes	9.48%	1.25%	2.99%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or	7.75%	2.46%	4.41%
taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,	6.54%	5.80%	5.65%
expenses, or taxes)
Principal LifeTime 2040 Blended Index (reflects no deduction for fees,	13.48%	2.94%	3.46%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B shares.

60

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

61

PRINCIPAL LIFETIME 2050 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.43%	1.24%
Acquired Fund Fees and Expenses	0.76%	0.76%
Total Annual Fund Operating Expenses	1.47%	3.03%
Expense Reimbursement	0.30%	1.11%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.17%	1.92%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

62

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$663	$ 957	$1,277	$2,182
Class B	$695	$ 1,214	$1,677	$2,883

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$663	$957	$1,277	$2,182
Class B	$195	$814	$1,477	$2,883

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

63

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

64

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15,
2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1, 2001.

65

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50% MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

Highest return for a quarter during the period of the bar chart above:		Q2 '09	17.71%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-22.13%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	9.27%	1.14%	2.63%
Class A Return After Taxes on Distributions	8.98%	0.42%	2.05%
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.18%	0.72%	2.02%
Class B Return Before Taxes	9.80%	1.18%	2.97%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or	7.75%	2.46%	4.41%
taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees,	6.54%	5.80%	5.65%
expenses, or taxes)
Principal LifeTime 2050 Blended Index (reflects no deduction for fees,	13.77%	2.94%	3.35%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B shares.

66

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

67

DISCIPLINED LARGECAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.35%	0.83%	1.20%
Total Annual Fund Operating Expenses	1.18%	2.41%	2.78%
Expense Reimbursement	N/A	0.21%	0.96%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.18%	2.20%	1.82%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B and C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class B and 1.82% for Class C.
This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

68

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$664	$ 904	$1,163	$1,903
Class B	$723	$ 1,128	$1,463	$2,421
Class C	$285	$ 757	$1,369	$3,027

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$664	$904	$1,163	$1,903
Class B	$223	$728	$1,263	$2,421
Class C	$185	$756	$1,369	$3,027

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P")
500 Index (as of the most recent calendar year end, this range was between approximately $1.6 billion and $364.1 billion)) at the time of purchase. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

69

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 30, 2002.

Highest return for a quarter during the period of the bar chart above:	Q2 '03	14.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.87%

70

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	6.07%	-0.77%	4.90%
Class A Return After Taxes on Distributions	5.28%	-1.41%	4.30%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.99%	-0.59%	4.22%
Class B Return Before Taxes	5.79%	-1.09%	4.62%
Class C Return Before Taxes	10.49%	-0.36%	4.93%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	6.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Jeffrey A. Schwarte (since 2002), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

71

EQUITY INCOME FUND

Objective: The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.23%	0.42%	0.21%
Total Annual Fund Operating Expenses	1.00%	1.94%	1.73%
Expense Reimbursement	N/A	-----	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%	1.94%	1.73%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.97% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

72

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$646	$ 851	$1,072	$1,707
Class B	$697	$ 1,009	$1,247	$2,020
Class C	$276	$ 545	$939	$2,041

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$646	$851	$1,072	$1,707
Class B	$197	$609	$1,047	$2,020
Class C	$176	$545	$ 939	$2,041

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The
Fund usually invests in equity securities of companies with large market capitalizations (which as of the most recent calendar year end ranged between $1.6 billion and $364.1 billion, as defined by the S&P 500 Index), but may also invest in equity securities of companies with medium market capitalizations (which as of the most recent calendar year end ranged between $0.2 billion and $21.8 billion, as defined by the Russell Midcap Index). The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

73

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Russell 1000
Value Index is a better representation of the investment universe for this Fund’s investment philosophy than the S&P
500/Citigroup Value Index.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	15.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.82%

74

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.36%	1.24%	5.28%
Class A Return After Taxes on Distributions	8.99%	0.38%	4.41%
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.53%	0.96%	4.33%
Class B Return Before Taxes	9.66%	1.16%	5.13%
Class C Return Before Taxes	13.93%	1.63%	5.06%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or	15.10%	0.87%	1.65%
taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
• David W. Simpson (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

75

LARGECAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.47%	0.79%	0.45%
Total Annual Fund Operating Expenses	1.35%	2.42%	2.08%
Expense Reimbursement	N/A	0.17%	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.25%	2.08%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.25% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

76

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$680	$ 954	$1,249	$2,085
Class B	$728	$1,136	$1,473	$2,475
Class C	$311	$ 652	$1,119	$2,410

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$680	$954	$1,249	$2,085
Class B	$228	$736	$1,273	$2,475
Class C	$211	$652	$1,119	$2,410

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately $0.2 billion and $364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

77

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.56%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.99%

78

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.93%	1.26%	-1.18%(1)
Class A Return After Taxes on Distributions	10.93%	1.17%	-1.23% (1)
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.10%	1.08%	-0.99% (1)
Class B Return Before Taxes	11.16%	1.04%	-1.48% (1)
Class C Return Before Taxes	15.79%	1.62%	-1.46% (1)
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%
(1) During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
• Thomas J. Bisighini (since 2009), Managing Director/Co-Portfolio Manager
• Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

79

LARGECAP S&P 500 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	1.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.25%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class C
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%
Other Expenses	0.41%	0.69%
Total Annual Fund Operating Expenses	0.71%	1.84%
Expense Reimbursement	0.01%	0.54%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.70%	1.30%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70% for Class A and 1.30% for Class C.
This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

80

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$220	$372	$ 538	$1,018
Class C	$232	$517	$ 937	$2,107

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$220	$372	$ 538	$1,018
Class C	$132	$517	$ 937	$2,107

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $1.6 billion and $364.1 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

NOTE: “Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

81

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.
The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the R-3
Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.13%

82

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	12.55%	1.31%	0.50%
Class A Return After Taxes on Distributions	12.37%	1.05%	0.18%
Class A Return After Taxes on Distribution and Sale of Fund Shares	8.39%	1.10%	0.38%
Class C Return Before Taxes	12.52%	0.91%	0.03%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

83

LARGECAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.34%	0.94%	1.58%
Total Annual Fund Operating Expenses	1.03%	2.38%	3.02%
Expense Reimbursement	N/A	0.38%	1.32%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.03%	2.00%	1.70%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.00% for Class B and 1.70% for Class C.
This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

84

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$649	$ 860	$1,087	$1,740
Class B	$703	$ 1,100	$1,430	$2,343
Class C	$273	$ 788	$1,451	$3,227

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$649	$860	$1,087	$1,740
Class B	$203	$700	$1,230	$2,343
Class C	$173	$788	$1,451	$3,227

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 192.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of the most recent calendar year end ranged between approximately $0.2 billion and $364.1 billion) at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

85

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.93%

86

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	7.47%	-1.08%	1.19%
Class A Return After Taxes on Distributions	7.34%	-1.70%	0.69%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.02%	-0.90%	0.97%
Class B Return Before Taxes	7.10%	-1.49%	0.92%
Class C Return Before Taxes	11.92%	-0.63%	1.07%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Arild Holm (since 2007), Portfolio Manager
• Jeffrey A. Schwarte (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

87

PRINCIPAL CAPITAL APPRECIATION FUND

Objective: The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.23%	0.51%	0.40%
Total Annual Fund Operating Expenses	1.04%	2.07%	1.96%
Expense Reimbursement	N/A	0.08%	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.04%	1.99%	1.96%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.99% for Class B. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$650	$ 863	$1,092	$1,751
Class B	$702	$1,040	$1,305	$2,128
Class C	$299	$ 615	$1,057	$2,285

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$650	$863	$1,092	$1,751
Class B	$202	$640	$1,105	$2,128
Class C	$199	$615	$1,057	$2,285

88

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

89

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24, 1986.

Highest return for a quarter during the period of the bar chart above:		Q2 '01	29.80%
Lowest return for a quarter during the period of the bar chart above:		Q3 '01	-25.14%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.46%	2.50%	4.91%
Class A Return After Taxes on Distributions	7.83%	1.86%	4.43%
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.32%	2.08%	4.21%
Class B Return Before Taxes	8.61%	2.32%	4.71%
Class C Return Before Taxes	12.73%	2.70%	4.54%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
• Philip M. Foreman (since 2002), Portfolio Manager

90

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

91

REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.37%	0.75%	0.49%
Total Annual Fund Operating Expenses	1.45%	2.58%	2.32%
Expense Reimbursement	--------	0.38%	0.12%
Total Annual Operating Expenses after Expense Reimbursement	1.45%	2.20%	2.20%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A,
2.20% for Class B, and 2.20% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

92

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$ 983	$1,299	$2,190
Class B	$723	$ 1,160	$1,531	$2,604
Class C	$323	$ 711	$1,228	$2,645

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ 689	$ 983	$1,299	$2,190
Class B	$ 223	$ 760	$1,331	$2,604
Class C	$ 223	$ 711	$1,228	$2,645

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

93

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

94

Highest return for a quarter during the period of the bar chart above:		Q3 '09	33.08%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-33.89%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	17.94%	2.34%	10.57%
Class A Return After Taxes on Distributions	17.25%	0.73%	9.08%
Class A Return After Taxes on Distribution and Sale of Fund Shares	11.63%	1.63%	8.84%
Class B Return Before Taxes	18.81%	2.47%	10.40%
Class C Return Before Taxes	22.83%	2.83%	10.60%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.48%	2.99%	10.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Kelly D. Rush (since 2000), Portfolio Manager
• Matt Richmond (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

95

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

96

MIDCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the
Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.26%	0.54%	0.37%
Total Annual Fund Operating Expenses	1.15%	2.18%	2.01%
Expense Reimbursement	-------	0.09%	0.06%
Net Expenses	1.15%	2.09%	1.95%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A,
Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.23% for Class A,
2.09% for Class B and 1.95% for Class C. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

97

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$661	$ 895	$1,148	$1,871
Class B	$712	$ 1,072	$1,360	$2,243
Class C	$298	$ 624	$1,076	$2,332

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$661	$895	$1,148	$1,871
Class B	$212	$672	$1,160	$2,243
Class C	$198	$624	$1,076	$2,332

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately $0.2 billion and $21.8 billion) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

98

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.89%

99

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	16.32%	4.72%	6.33%
Class A Return After Taxes on Distributions	15.51%	3.73%	5.60%
Class A Return After Taxes on Distribution and Sale of Fund Shares	11.66%	3.89%	5.41%
Class B Return Before Taxes	16.83%	4.90%	6.51%
Class C Return Before Taxes	21.18%	5.02%	6.07%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	25.48%	4.66%	6.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• K. William Nolin (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

100

SMALLCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.51%	1.01%	1.92%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.56%	2.81%	3.72%
Expense Reimbursement	-------	0.38%	1.47%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.56%	2.43%	2.25%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.63% for Class A, 2.38% for Class B, and 2.20% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

101

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$700	$1,016	$1,353	$2,304
Class B	$746	$1,229	$1,645	$2,805
Class C	$328	$ 979	$1,775	$3,856

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$700	$ 1,016	$1,353	$2,304
Class B	$246	$ 829	$1,445	$2,805
Class C	$228	$ 979	$1,775	$3,856

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $5.2 billion)) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

102

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:		Q2 '03	19.65%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-26.29%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	16.37%	0.37%	4.83%
Class A Return After Taxes on Distributions	16.37%	-0.19%	4.34%
Class A Return After Taxes on Distribution and Sale of Fund Shares	10.64%	0.27%	4.17%
Class B Return Before Taxes	16.78%	0.21%	4.55%
Class C Return Before Taxes	21.43%	0.83%	4.67%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

103

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2006), Portfolio Manager
• Phil Nordhus (since 2006), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

104

SMALLCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.72%	1.86%	1.54%
Total Annual Fund Operating Expenses	1.72%	3.61%	3.29%
Expense Reimbursement	0.14%	1.28%	1.08%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.58%	2.33%	2.21%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A,
Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.58% for Class A shares, 2.33% for Class B and 2.21% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

105

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$702	$1,047	$1,418	$2,456
Class B	$736	$1,367	$1,941	$3,346
Class C	$324	$ 895	$1,608	$3,499

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$702	$ 1,047	$1,418	$2,456
Class B	$236	$ 968	$1,742	$3,346
Class C	$224	$ 895	$1,608	$3,499

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately $0.02 billion and $5.2 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

106

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A, B, and C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q4 '01	33.61%
Lowest return for a quarter during the period of the bar chart above:	Q3' 01	-33.20%

107

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	15.67%	0.10%	0.70%
Class A Return After Taxes on Distributions	15.67%	-0.20%	0.21%
Class A Return After Taxes on Distribution and Sale of Fund Shares	10.18%	0.12%	0.48%
Class B Return Before Taxes	16.57%	-0.13%	0.14%
Class C Return Before Taxes	20.61%	0.58%	0.49%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or	29.09%	5.30%	3.78%
taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2009), Portfolio Manager
• Phil Nordhus (since 2009), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

108

SMALLCAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.64%	1.50%	1.11%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.74%	3.35%	2.96%
Expense Reimbursement	0.29%	0.96%	0.78%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.39%	2.18%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

109

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$1,038	$1,412	$2,462
Class B	$742	$1,326	$1,849	$3,193
Class C	$321	$ 830	$1,477	$3,215

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$689	$1,037	$1,412	$2,462
Class B	$242	$ 926	$1,649	$3,193
Class C	$221	$ 830	$1,477	$3,215

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately $0.02 billion and $4.1 billion)) at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

110

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 '03	22.98%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.11%

111

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	14.11%	-0.32%	6.60%
Class A Return After Taxes on Distributions	14.04%	-0.90%	5.60%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.27%	-0.43%	5.33%
Class B Return Before Taxes	14.68%	-0.42%	6.40%
Class C Return Before Taxes	18.90%	0.13%	6.64%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

112

DIVERSIFIED INTERNATIONAL FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.40%	0.80%	0.55%
Total Annual Fund Operating Expenses	1.53%	2.68%	2.43%
Expense Reimbursement	N/A	0.21%	0.35%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.53%	2.47%	2.08%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.47% for Class B and 2.08% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

113

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$697	$ 1,007	$1,338	$2,273
Class B	$750	$ 1,209	$1,598	$2,715
Class C	$311	$ 718	$1,259	$2,735

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$697	$ 1,007	$1,338	$2,273
Class B	$250	$ 809	$1,398	$2,715
Class C	$211	$ 718	$1,259	$2,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and Australasia; however, the Fund may also invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

114

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	21.03%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-24.17%

115

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.49%	1.09%	2.63%
Class A Return After Taxes on Distributions	6.59%	0.35%	2.14%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.62%	1.10%	2.33%
Class B Return Before Taxes	6.34%	0.94%	2.50%
Class C Return Before Taxes	11.09%	1.59%	2.58%
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Paul H. Blankenhagen (since 2003), Portfolio Manager
• Juliet Cohn (since 2004), Managing Director - Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

116

GLOBAL REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class C
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.13%	1.87%
Total Annual Fund Operating Expenses	2.28%	3.77%
Expense Reimbursement	0.83%	1.57%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.20%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$ 1,135	$1,619	$2,950
Class C	$323	$ 983	$1,789	$3,892

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$689	$ 1,135	$1,619	$2,950
Class C	$223	$ 983	$1,789	$3,892

117

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 194.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S.
companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, including the U.S.
and countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-
U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

118

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and C shares commenced operations on October 1, 2007.

During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

119

Highest return for a quarter during the period of the bar chart above:	Q2 '09	30.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.65%

For the periods ended December 31, 2010	1 Year	Life of Fund
Class A Return Before Taxes	15.09%	-8.38(1)
Class A Return After Taxes on Distributions	13.46%	-9.50%(1)
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.74%	-7.63%(1)
Class C Return Before Taxes	20.13%	-7.70%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	-7.51%
(1)	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Alistair Gillespie (since 2010), Managing Director, Portfolio Management
• Simon Hedger (since 2007), Portfolio Manager
• Anthony Kenkel (since 2010), Portfolio Manager
• Chris Lepherd (since 2007), Portfolio Manager
• Kelly D. Rush (since 2007), Portfolio Manager

120

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

121

INTERNATIONAL EMERGING MARKETS FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.42%	0.72%	0.61%
Total Annual Fund Operating Expenses	1.85%	2.90%	2.79%
Expense Reimbursement	N/A	0.12%	-------
Total Annual Fund Operating Expenses after Expense Reimbursement	1.85%	2.78%	2.79%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.78% for Class B and 2.80% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

122

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$728	$1,100	$1,496	$2,600
Class B	$781	$1,285	$1,716	$2,965
Class C	$382	$ 865	$1,474	$3,119

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$728	$1,100	$1,496	$2,600
Class B	$281	$ 885	$1,516	$2,965
Class C	$282	$ 865	$1,474	$3,119

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies, which are:
• companies with their principal place of business or principal office in emerging market countries or
• companies for which their principal securities trading market is an emerging market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

123

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.76%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-29.21%

124

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	11.52%	10.20%	14.24%
Class A Return After Taxes on Distributions	11.73%	8.97%	13.16%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.73%	8.42%	12.36%
Class B Return Before Taxes	11.74%	10.11%	13.92%
Class C Return Before Taxes	15.90%	10.51%	14.00%
MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees,	18.88%	12.78%	15.89%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Michael Ade (since 2007), Portfolio Manager
• Mihail Dobrinov (since 2007), Portfolio Manager
• Michael L. Reynal (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

125

INTERNATIONAL GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class C
Management Fees	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.96%	4.80%
Total Annual Fund Operating Expenses	2.19%	6.78%
Expense Reimbursement	0.65%	4.43%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.54%	2.35%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense , through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.54% for Class A and 2.35% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

126

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$698	$1,128	$1,594	$2,878
Class C	$338	$1,539	$2,868	$5,988

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$698	$1,128	$1,594	$2,878
Class C	$238	$1,539	$2,868	$5,988

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign companies are:
• companies with their principal place of business or principal offices outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging markets.

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

127

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and Class C shares commenced operations on October 1, 2007. The returns for Class A and C shares, for the periods prior to that date, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.28%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-25.89%

128

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.95%	-1.26%	2.32%
Class A Return After Taxes on Distributions	5.08%	-1.94%	1.48%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.71%	-0.96%	1.85%
Class C Return Before Taxes	9.26%	-0.81%	2.17%
MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or	13.06%	3.99%	3.08%
taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Mark R. Nebelung (since 2010), Portfolio Manager
• John Pihlblad (since 2005), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

129

BOND & MORTGAGE SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.27%	0.63%	0.60%
Total Annual Fund Operating Expenses	1.04%	2.15%	2.12%
Expense Reimbursement	0.10%	0.55%	0.37%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.60%	1.75%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Class A,
1.60% for Class B, and 1.75% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

130

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$467	$ 682	$ 917	$1,588
Class B	$663	$ 1,011	$1,295	$2,147
Class C	$278	$ 622	$1,099	$2,417

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$467	$682	$ 917	$1,588
Class B	$163	$611	$1,095	$2,147
Class C	$178	$622	$1,099	$2,417

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 357.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund may also invest in foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which may involve leverage, and utilize derivative strategies including certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

52.11% in securities rated Aaa	6.88% in securities rated Ba	0.04% in securities rated C
6.10% in securities rated Aa	5.59% in securities rated B	0.03% in securities rated D
9.97% in securities rated A	1.87% in securities rated Caa	1.38% in securities not rated
15.87% in securities rated Baa	0.16% in securities rated Ca

131

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

132

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.25%

133

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.75%	3.09%	4.06%
Class A Return After Taxes on Distributions	5.53%	1.50%	2.50%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.36%	1.67%	2.52%
Class B Return Before Taxes	5.20%	2.87%	3.87%
Class C Return Before Taxes	9.06%	3.06%	3.69%
Barclays Capital Aggregate Bond Index	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• William C. Armstrong (since 2000), Portfolio Manager
• Timothy R. Warrick (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

134

CALIFORNIA MUNICIPAL FUND

Objective: The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses*	0.13%	0.24%	0.29%
Total Annual Fund Operating Expenses	0.88%	1.74%	1.79%
Expense Reimbursement	N/A	-----	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	1.74%	1.79%

*Other Expenses include: Interest Expenses	0.07%	0.07%	0.07%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.82% for Class B shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

135

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$461	$645	$ 844	$1,419
Class B	$677	$948	$1,144	$1,824
Class C	$282	$563	$ 970	$2,105

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$461	$645	$844	$1,419
Class B	$177	$548	$944	$1,824
Class C	$182	$563	$970	$2,105

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate- and long-term California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities).
Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital California Municipal Bond Index, which as of December 31, 2010 was 8.6 years.

The Fund will invest primarily in investment-grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

136

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas has greater exposure than other funds to economic conditions and developments in those areas.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989.

Effective December 31, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the
Barclays Capital California Municipal Index is a better representation of the investment universe for this Fund’s investment philosophy than the Barclays Capital Municipal Bond Index.

137

Highest return for a quarter during the period of the bar chart above:		Q3 '09	11.85%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-10.08%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	-1.72%	0.37%	2.70%
Class A Return After Taxes on Distributions	-1.72%	0.36%	2.65%
Class A Return After Taxes on Distribution and Sale of Fund Shares	0.56%	0.99%	2.95%
Class B Return Before Taxes	-3.80%	0.00%	2.47%
Class C Return Before Taxes	0.18%	0.29%	2.27%
Barclays Capital California Municipal Index (reflects no deduction for fees,	2.97%	3.68%	4.64%
expenses, or taxes)
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Invesco Advisers, Inc.
• Thomas M. Byron (since 2009), Senior Portfolio Manager
• Robert J. Stryker (since 2008), Senior Portfolio Manager
• Rob Wimmel (since 2009), Senior Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment			$1,000
• For accounts with an Automatic Investment Plan (AIP)			$100
• Subsequent Investments			$100
	• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

138

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund intends to distribute income that is exempt from regular federal and California income taxes. A portion of the Fund’s distributions may be subject to California or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

139

GLOBAL DIVERSIFIED INCOME FUND

Objective: The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class C
Management Fees	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.12%	0.13%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.23%	1.99%
Expense Reimbursement	--------	--------
Total Annual Fund Operating Expenses after Expense Reimbursement	1.23%	1.99%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25%for Class A and 2.00% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

140

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$496	$751	$1,025	$1,808
Class C	$302	$624	$1,073	$2,317

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$496	$751	$1,025	$1,808
Class C	$202	$624	$1,073	$2,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund invests in foreign securities, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset allocation among six general investment categories. The following table sets forth the ranges of the Fund's allocation among the investment categories (the allocations will vary from time to time):

High yield	30-40%
Preferred securities	20-30%
Emerging market debt	9-15%
Global real estate	8-14%
MLPs	7-13%
Global value equity	5-9%

141

Approximately 35% of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. "High yield" securities are commonly known as "junk bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or
lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

Approximately 25% of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S.
companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate investment trust "(REIT"), and utility industries.

Approximately 12% of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle
East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged.

Approximately 11% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund also invests in commercial mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate.

Approximately 10% of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing);
and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.

Approximately 7% of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

During the fiscal year ended October 31, 2010, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

7.69% in securities rated Aaa	14.45% in securities rated Ba	0.00% in securities rated C
0.61% in securities rated Aa	29.52% in securities rated B	0.00% in securities rated D
10.53% in securities rated A	9.44% in securities rated Caa	1.16% in securities not rated
26.60% in securities rated Baa	0.00% in securities rated Ca

142

Principal Risks
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

143

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Life of Fund results are measured from the date the Funds shares were first sold (December 15, 2008).

Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global
Diversified Income Custom Index in the Average Annual Total Returns table are 35% Barclays Capital U.S.
Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill Lynch Fixed Rate Preferred Securities
Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAREIT
Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital U.S. Dollar Emerging Markets
Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.

Effective March 31, 2011, the weightings for Global Diversified Income Custom Index will change to the following: 35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50% BofA Merrill Lynch
Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index, 11% blend of
75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade CMBS Index, 12%
Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country World Index (ACWI), and 10% Tortoise
Midstream MLP Index.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q1 '09	-5.89%

144

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	Life of Fund
Class A Return Before Taxes	12.53%	25.63%
Class A Return After Taxes on Distributions	10.18%	21.19%
Class A Return After Taxes on Distribution and Sale of Fund Shares	8.19%	19.37%
Class C Return Before Taxes	15.01%	27.03%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for	14.94%	40.79%
fees, expenses, or taxes)
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees,	13.66%	22.73%
expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or	17.04%	30.22%
taxes)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	33.03%
Barclays Capital AAA CMBS Index (reflects no deduction for fees, expenses, or taxes)	14.61%	25.71%
Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees,	12.84%	25.85%
expenses, or taxes)
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)	9.02%	18.90%
Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	35.46%	51.95%
Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or	20.81%	29.31%
taxes)
MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)	12.67%	24.47%
Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	16.39%	34.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Guggenheim Investment Management, LLC
• Richard Lindquist (since 2009), Managing Director
• Patrick Mitchell (since 2009), Senior Managing Director

Principal Global Investors, LLC
• Christopher Ibach (since 2008), Associate Portfolio Manager and Equity Research Analyst
• Mustafa Sagun (since 2008), Chief Investment Officer, Equities Group
• Jon Taylor (since 2009), Managing Director - Fixed Income

Principal Real Estate Investors, LLC
• Alistair Gillespie (since 2010), Managing Director, Portfolio Management
• Simon Hedger (since 2008), Portfolio Manager
• Chris Lepherd (since 2008), Portfolio Manager
• Marc Peterson (since 2009), Managing Director, Portfolio Management
• Kelly D. Rush (since 2008), Portfolio Manager

Spectrum Asset Management, Inc.
• Fernando “Fred” Diaz (since 2010), Portfolio Manager
• Roberto Giangregorio (since 2010), Portfolio Manager
• L. Phillip Jacoby, IV (since 2008), Chief Investment Officer and Portfolio Manager
• Manu Krishnan (since 2010), Portfolio Manager
• Mark A. Lieb (since 2008), President and Chief Executive Officer

145

Tortoise Capital Advisors, L.L.C.
• H. Kevin Birzer (since 2009), Senior Managing Director and co-founder
• Zachary A. Hamel (since 2009), Managing Director and co-founder
• Kenneth P. Malvey (since 2009), Managing Director and co-founder
• Terry C. Matlack (since 2009), Managing Director and co-founder
• David J. Schulte (since 2009), Managing Director and co-founder

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

146

GOVERNMENT & HIGH QUALITY BOND FUND

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	2.25%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.33%	0.16%
Total Annual Fund Operating Expenses	0.94%	1.83%	1.66%
Expense Reimbursement	0.10%	0.18%	0.03%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.84%	1.65%	1.63%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A,
1.65% for Class B, and 1.63% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$309	$506	$ 722	$1,343
Class B	$668	$955	$1,171	$1,897
Class C	$266	$520	$ 899	$1,962

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$309	$506	$722	$1,343
Class B	$168	$555	$971	$1,897
Class C	$166	$520	$899	$1,962

147

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

148

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Mortgage Index.

Highest return for a quarter during the period of the bar chart above:		Q3 '01	4.11%
Lowest return for a quarter during the period of the bar chart above:		Q2 '04	-1.23%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.51%	4.99%	4.76%
Class A Return After Taxes on Distributions	2.07%	3.38%	3.05%
Class A Return After Taxes on Distribution and Sale of Fund Shares	2.27%	3.31%	3.03%
Class B Return Before Taxes	0.04%	4.33%	4.39%
Class C Return Before Taxes	4.16%	4.71%	4.25%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees,	5.50%	6.38%	5.91%
expenses, or taxes)
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.37%	5.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

149

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2010), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

150

HIGH YIELD FUND

Objective: The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.18%	0.23%	0.16%
Total Annual Fund Operating Expenses	0.94%	1.74%	1.67%
Expense Reimbursement	N/A	------	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.74%	1.67%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.92% for Class B shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

151

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$467	$663	$ 876	$1,489
Class B	$677	$948	$1,144	$1,840
Class C	$270	$526	$ 907	$1,976

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$467	$663	$876	$1,489
Class B	$177	$548	$944	$1,840
Class C	$170	$526	$907	$1,976

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by
S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital US High Yield 2% Issuer Capped Index, which as of December 31, 2010 was 4.1 years.

During the fiscal year ended October 31, 2010, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

4.51% in securities rated Aaa	31.71% in securities rated Ba	0.06% in securities rated C
0.37% in securities rated Aa	36.53% in securities rated B	0.05% in securities rated D
2.05% in securities rated A	11.17% in securities rated Caa	4.10% in securities not rated
9.04% in securities rated Baa	0.41% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and emerging markets.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

152

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays
Capital U.S. HY 2% Issuer Capped Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup US High-Yield Market Capped Index. The inception date of the Citigroup
US High Yield Market Capped Index is January 2, 2002.

153

Highest return for a quarter during the period of the bar chart above:		Q2 '09	18.88%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-11.89%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.54%	8.12%	9.18%
Class A Return After Taxes on Distributions	5.98%	4.85%	5.74%
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.40%	5.05%	5.78%
Class B Return Before Taxes	7.79%	7.77%	8.92%
Class C Return Before Taxes	11.85%	8.12%	8.77%
Barclays Capital U.S. HY 2% Issuer Capped Index (reflects no deduction for	14.94%	8.91%	9.01%
fees, expenses, or taxes)
Citigroup US High-Yield Market Capped Index (reflects no deduction for fees,	14.11%	8.21%	N/A
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Mark P. Denkinger (since 2009), Portfolio Manager
• Darrin E. Smith (since 2009), Portfolio Manager

154

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

•	Initial Investment		$1,000
	•	For accounts with an Automatic Investment Plan (AIP)	$100
•	Subsequent Investments		$100
	•	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if
		the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

155

INCOME FUND

Objective: The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	2.25%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.16%	0.25%	0.19%
Total Annual Fund Operating Expenses	0.91%	1.75%	1.69%
Expense Reimbursement	N/A	------	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.91%	1.75%	1.69%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.90% for Class B shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

156

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$316	$509	$ 718	$1,319
Class B	$678	$951	$ 1,149	$1,840
Class C	$272	$533	$ 918	$1,998

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$316	$509	$718	$1,319
Class B	$178	$551	$949	$1,840
Class C	$172	$533	$918	$1,998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

27.16% in securities rated Aaa	34.13% in securities rated Baa	3.45% in securities rated Caa
1.94% in securities rated Aa	4.98% in securities rated Ba	0.00% in securities rated Ca
18.09% in securities rated A	8.04% in securities rated B	0.01% in securities rated C
2.20% in securities not rated

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

157

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.

158

Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Broad Investment Grade Bond Index.

Highest return for a quarter during the period of the bar chart above:		Q2 '09	10.26%
Lowest return for a quarter during the period of the bar chart above:		Q3 '08	-4.74%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.60%	6.12%	6.23%
Class A Return After Taxes on Distributions	3.61%	4.05%	4.04%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.61%	3.98%	4.00%
Class B Return Before Taxes	2.06%	5.47%	5.86%
Class C Return Before Taxes	6.24%	5.83%	5.72%
Barclays Capital Aggregate Bond Index	6.54%	5.80%	5.84%
Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees,	6.30%	5.98%	5.96%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2005), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager

159

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

•	Initial Investment		$1,000
	•	For accounts with an Automatic Investment Plan (AIP)	$100
•	Subsequent Investments		$100
	•	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if
		the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

160

INFLATION PROTECTION FUND

Objective: The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class C
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.35%	1.04%
Total Annual Fund Operating Expenses	1.00%	2.44%
Expense Reimbursement	0.10%	0.79%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.65%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A and 1.65% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

161

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$463	$670	$ 896	$1,543
Class C	$268	$672	$ 1,217	$2,706

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$463	$670	$ 896	$1,543
Class C	$168	$672	$ 1,217	$2,706

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund may also invest in foreign securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

162

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.
The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on December 29, 2004.

Highest return for a quarter during the period of the bar chart above:	Q2 '10	4.01%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.39%

163

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	2.64%	-1.04%	-0.44%
Class A Return After Taxes on Distributions	2.11%	-2.34%	-1.80%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.71%	-1.60%	-1.12%
Class C Return Before Taxes	4.86%	-1.02%	-0.59%
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees,	6.31%	5.33%	5.00%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.
• Martin Hegarty (since 2010), Managing Director
• Stuart Spodek (since 2008), Managing Director
• Brian Weinstein (since 2008), Managing Director

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

164

TAX-EXEMPT BOND FUND

Objective: The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses*	0.15%	0.52%	0.45%
Total Annual Fund Operating Expenses	0.90%	2.02%	1.95%
Expense Reimbursement	------	0.35%	0.28%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.67%	1.67%
*Other Expenses include: Interest Expenses	0.07%	0.07%	0.07%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Class A,
1.60% for Class B, and 1.60% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

165

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$463	$651	$ 855	$1,441
Class B	$670	$994	$1,250	$2,025
Class C	$270	$580	$1,022	$2,248

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$463	$651	$ 855	$1,441
Class B	$170	$594	$1,050	$2,025
Class C	$170	$580	$1,022	$2,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Many of these are from California.
Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

The Fund may invest up to 20% of its assets in below investment grade bonds (rated at the time of purchase Ba1 or lower by Moody's or BB+ or lower by S&P, sometimes called "junk bonds") as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by the Fund's Sub- Advisor. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±10% of the duration of the Barclays
Capital Municipal Bond Index, which as of December 31, 2010 was 8.4 years.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

166

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas has greater exposure than other funds to economic conditions and developments in those areas.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on January 3, 1977.

Highest return for a quarter during the period of the bar chart above:	Q3 '09	10.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-5.96%

167

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	-1.98%	1.77%	3.46%
Class A Return After Taxes on Distributions	-1.98%	1.76%	3.36%
Class A Return After Taxes on Distribution and Sale of Fund Shares	0.35%	2.18%	3.59%
Class B Return Before Taxes	-3.97%	1.56%	3.30%
Class C Return Before Taxes	0.05%	1.73%	3.05%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,	2.38%	4.09%	4.83%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Invesco Advisers, Inc.
• Thomas M. Byron (since 1999), Senior Portfolio Manager
• Robert J. Stryker (since 2007), Senior Portfolio Manager
• Rob Wimmel (since 2009), Senior Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund intends to distribute income that is exempt from regular federal and possibly some state income taxes. A portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax. A portion of the Fund’s distributions likely will be subject to state income taxes depending on the state’s rules.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

168

MONEY MARKET FUND

Objective: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.00%	1.00%	1.00%
Other Expenses	0.16%	0.25%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.55%	1.64%	1.69%
Expense Reimbursement	N/A	0.08%	--------
Total Annual Fund Operating Expenses after Expense Reimbursement	0.55%	1.56%	1.69%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.55% for Class B and 1.79% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).

169

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ 56	$176	$ 307	$ 689
Class B	$659	$908	$1,083	$1,644
Class C	$272	$533	$ 918	$1,998

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ 56	$176	$ 307	$ 689
Class B	$159	$508	$ 883	$1,644
Class C	$172	$533	$ 918	$1,998

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

170

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:		Q1 '01	1.26%
Lowest return for a quarter during the period of the bar chart above:		Q1 '10	0.00%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	0.00%	2.44%	1.97%
Class B Return Before Taxes	-5.00%	1.38%	1.56%
Class C Return Before Taxes	-1.00%	1.73%	1.18%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no	0.15%	2.50%	2.42%
deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

171

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Tracy Reeg (since 2004), Portfolio Manager
• Alice Robertson (since 2000), Trader and Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

172

SHORT-TERM INCOME FUND

Objective: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	2.25%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class C
Management Fees	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%
Other Expenses	0.18%	0.21%
Total Annual Fund Operating Expenses	0.76%	1.64%
Expense Reimbursement	--------	--------
Total Annual Fund Operating Expenses after Expense Reimbursement	0.76%	1.64%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class A and 1.67% for Class C shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

173

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$301	$462	$638	$1,146
Class C	$267	$517	$892	$1,944

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$301	$462	$638	$1,146
Class C	$167	$517	$892	$1,944

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December 31, 2010 was 1.9 years. The Fund's investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

174

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations November 1, 1993. The predecessor fund’s performance between 1996 and 2005 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3 Years Index.

175

Highest return for a quarter during the period of the bar chart above:		Q2 '09	3.96%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-1.87%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.22%	3.97%	4.14%
Class A Return After Taxes on Distributions	1.26%	2.69%	2.69%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.43%	2.63%	2.66%
Class C Return Before Taxes	2.63%	3.63%	3.57%
Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees,	4.15%	5.27%	5.09%
expenses, or taxes)
Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no	3.95%	5.12%	5.10%
deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2010), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager

176

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

177

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund's investment objective is described in the summary section for each Fund. The summary section also describes each Fund's principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Funds, but they are the ones the Funds primarily use to achieve their investment objectives.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you.
There is no guarantee that a Fund will meet its objective.

The investment strategies identified in this section provide specific information about the Funds, but there are some general principles the Advisor and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, the Advisor and/or the sub-advisors may consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, the Advisor and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset class, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Funds.

Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund.

178

The following table lists the Funds and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The risks described below for the
Funds that operate as fund of funds - Principal LifeTime Funds and the Strategic Asset Management ("SAM")
Portfolios - are risks at the fund of funds level. These Funds are also subject to the risks of the underlying funds in which they invest. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

	BOND &		DISCIPLINED			GLOBAL
INVESTMENT	MORTGAGE	CALIFORNIA	LARGECAP	DIVERSIFIED	EQUITY	DIVERSIFIED
STRATEGIES AND RISKS	SECURITIES	MUNICIPAL	BLEND	INTERNATIONAL	INCOME	INCOME
Bank Loans (also known as	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Senior Floating Rate
Interests)
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Not Applicable	Not Applicable	Principal	Principal	Principal	Principal
Exchange Traded Funds	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
(ETFs)
Fixed-Income Securities	Principal	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Foreign Securities	Principal	Not Applicable	Non-Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Principal	Non-Principal	Not Applicable	Not Applicable	Non-Principal	Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
("IPOs")
Inverse Floating Rate	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investments
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Principal
Partnerships
Municipal Obligations and	Principal	Principal	Not Applicable	Not Applicable	Non-Principal	Non-Principal
AMT-Subject Bonds
Portfolio Turnover	Principal	Non-Principal	Principal	Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Principal
Real Estate Investment	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Principal	Principal
Trusts
Repurchase Agreements	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium	Non-Principal	Not Applicable	Non-Principal	Principal	Principal	Non-Principal
Capitalization Companies
Temporary Defensive	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Measures
Underlying Funds	Principal	Not Applicable	Principal	Principal	Principal	Principal
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

179

	GLOBAL	GOVERNMENT				INTERNATIONAL
INVESTMENT	REAL ESTATE	& HIGH			INFLATION	EMERGING
STRATEGIES AND RISKS	SECURITIES	QUALITY BOND	HIGH YIELD	INCOME	PROTECTION	MARKETS
Bank Loans (also known as	Not Applicable	Not Applicable	Principal	Non-Principal	Not Applicable	Not Applicable
Senior Floating Rate
Interests)
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal
Equity Securities	Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Principal
Exchange Traded Funds	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
(ETFs)
Fixed-Income Securities	Non-Principal	Principal	Principal	Principal	Principal	Non-Principal
Foreign Securities	Principal	Not Applicable	Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Non-Principal	Non-Principal	Principal	Principal	Non-Principal	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
("IPOs")
Inverse Floating Rate	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investments
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Non-Principal
Partnerships
Municipal Obligations and	Not Applicable	Non-Principal	Not Applicable	Non-Principal	Not Applicable	Not Applicable
AMT-Subject Bonds
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Real Estate Investment	Principal	Non-Principal	Not Applicable	Principal	Not Applicable	Non-Principal
Trusts
Repurchase Agreements	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Capitalization Companies
Temporary Defensive	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Measures
Underlying Funds	Principal	Principal	Principal	Principal	Principal	Principal
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

180

INVESTMENT	INTERNATIONAL	LARGECAP	LARGECAP S&-P	LARGECAP	MIDCAP	MONEY
STRATEGIES AND RISKS	GROWTH	GROWTH	500 INDEX	VALUE	BLEND	MARKET
Bank Loans (also known as	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate
Interests)
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Derivatives	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal	Not Applicable
Equity Securities	Principal	Principal	Principal	Principal	Principal	Not Applicable
Exchange Traded Funds	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
(ETFs)
Fixed-Income Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Principal
Foreign Securities	Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
("IPOs")
Inverse Floating Rate	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investments
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Partnerships
Municipal Obligations and	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
AMT-Subject Bonds
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Trusts
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium	Principal	Non-Principal	Non-Principal	Non-Principal	Principal	Not Applicable
Capitalization Companies
Temporary Defensive	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Measures
Underlying Funds	Principal	Principal	Principal	Principal	Principal	Not Applicable
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

181

	PRINCIPAL	PRINCIPAL	PRINCIPAL	PRINCIPAL	PRINCIPAL	PRINCIPAL
INVESTMENT	CAPITAL	LIFETIME	LIFETIME	LIFETIME	LIFETIME	LIFETIME
STRATEGIES AND RISKS	APPRECIATION	2010	2020	2030	2040	2050
Bank Loans (also known as	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate
Interests)
Convertible Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(ETFs)
Fixed-Income Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Not Applicable	Principal	Principal	Principal	Principal	Principal
Geographic Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
("IPOs")
Inverse Floating Rate	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investments
Liquidity Risk(1)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Partnerships
Municipal Obligations and	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AMT-Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Trusts
Repurchase Agreements	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securities Lending Risk	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Capitalization Companies
Temporary Defensive	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Measures
Underlying Funds	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

182

PRINCIPAL
INVESTMENT	LIFETIME			SAM	SAM
STRATEGIES AND	STRATEGIC	REAL ESTATE	SAM	CONSERVATIVE	CONSERVATIVE	SAM FLEXIBLE
RISKS	INCOME	SECURITIES	BALANCED	BALANCED	GROWTH	INCOME
Bank Loans (also known	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
as Senior Floating Rate
Interests)
Convertible Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(ETFs)
Fixed-Income Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Principal	Not Applicable	Principal	Principal	Principal	Principal
Geographic Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
("IPOs")
Inverse Floating Rate	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investments
Liquidity Risk(1)	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Partnerships
Municipal Obligations and	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AMT-Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Trusts
Repurchase Agreements	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securities Lending Risk	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Capitalization Companies
Temporary Defensive	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Measures
Underlying Funds	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

183

SAM
INVESTMENT STRATEGIES	STRATEGIC	SHORT-TERM	SMALLCAP	SMALLCAP	SMALLCAP	TAX-EXEMPT
AND RISKS	GROWTH	INCOME	BLEND	GROWTH	VALUE	BOND
Bank Loans (also known as	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate Interests)
Convertible Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Derivatives	Not Applicable	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Not Applicable	Not Applicable	Principal	Principal	Principal	Not Applicable
Exchange Traded Funds	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Not Applicable
(ETFs)
Fixed-Income Securities	Not Applicable	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Foreign Securities	Not Applicable	Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Fund of Funds	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
High Yield Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Inverse Floating Rate	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Investments
Liquidity Risk(1)	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Municipal Obligations and	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Principal
AMT-Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment Trusts	Not Applicable	Principal	Non-Principal	Non-Principal	Principal	Not Applicable
Repurchase Agreements	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Securities Lending Risk	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium	Not Applicable	Non-Principal	Principal	Principal	Principal	Not Applicable
Capitalization Companies
Temporary Defensive	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Measures
Underlying Funds	Not Applicable	Principal	Not Applicable	Principal	Principal	Not Applicable
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

184

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund's net asset value.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered
Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

185

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.
The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some of the Funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in the
Funds' portfolios and their related indexes will change over time and, the Funds will not automatically sell a security just because it falls outside of the market capitalization range of their indexes. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Exchange Traded Funds ("ETFs")
These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to gain exposure to a portion of the U.S.
or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

186

• Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-
income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
• Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities
For the Funds in this prospectus, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called "emerging")
markets, or both. Usually, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and
Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a
Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments.
Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund.
Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

187

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Fund of Funds
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio
directly correspond to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

188

As of October 31, 2010 the Principal LifeTime Funds' and SAM Portfolios' assets were allocated among the underlying funds as identified in the tables below.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
Underlying Fund	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund	Income Fund
Bond & Mortgage Securities	11.75%	10.22%	5.65%	2.56%	0.98%	17.59%
Bond Market Index	3.01%	2.89%	2.05%	1.01%	0.24%	4.82%
Core Plus Bond I	11.41%	9.40%	5.38%	2.52%	0.97%	17.44%
Diversified Real Asset	3.74%	2.76%	1.85%	1.54%	1.20%	4.64%
Global Diversified Income	3.80%	0.05%	-	-	-	6.29%
High Yield I	3.46%	5.59%	5.60%	5.46%	5.43%	3.14%
Inflation Protection	4.42%	0.04%	-	-	-	12.56%
International Emerging	2.46%	3.26%	4.10%	4.72%	4.75%	0.46%
Markets
International Equity Index	1.30%	1.78%	2.32%	2.57%	2.41%	0.48%
International I	2.38%	3.21%	3.74%	4.27%	4.50%	1.09%
International Growth	3.82%	5.08%	5.57%	6.30%	6.92%	1.60%
International Value I	3.74%	5.06%	5.59%	6.41%	7.02%	1.60%
LargeCap Growth	3.68%	4.79%	5.69%	6.48%	7.24%	1.60%
LargeCap Growth I	7.69%	10.24%	12.07%	13.25%	14.00%	2.90%
LargeCap S&P 500 Index	6.13%	6.38%	6.92%	8.51%	8.32%	2.31%
LargeCap Value	3.40%	4.71%	5.51%	6.12%	6.64%	1.27%
LargeCap Value I	6.50%	9.37%	10.92%	12.03%	12.54%	2.44%
MidCap Growth III	1.53%	1.91%	2.16%	2.32%	2.63%	0.59%
MidCap Value I	1.53%	1.78%	2.17%	2.31%	2.53%	0.60%
Preferred Securities	3.54%	3.24%	3.15%	2.74%	2.22%	2.96%
Real Estate Securities	3.71%	3.91%	4.66%	3.51%	3.81%	1.14%
Short-Term Income	4.19%	-	-	-	-	10.97%
SmallCap Growth I	1.45%	2.40%	2.81%	3.00%	3.15%	0.78%
SmallCap Value II	1.36%	1.93%	2.09%	2.37%	2.50%	0.73%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

189

		SAM	SAM
		Conservative	Conservative	SAM Flexible	SAM Strategic
	SAM Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Disciplined LargeCap Blend	4.87%	3.63%	6.10%	2.32%	8.56%
Diversified International	8.97%	6.03%	11.04%	4.06%	13.18%
Equity Income	16.50%	10.40%	20.58%	7.14%	21.60%
Government & High Quality Bond	12.79%	21.29%	5.60%	24.74%	-
High Yield	4.63%	6.44%	2.94%	8.03%	4.24%
Income	11.51%	18.42%	4.67%	22.64%	-
International Emerging Markets	2.48%	1.83%	3.20%	1.00%	3.52%
LargeCap Growth	5.74%	4.27%	6.70%	2.31%	7.17%
LargeCap Growth II	5.69%	4.16%	6.48%	2.22%	6.90%
LargeCap Value III	8.12%	5.20%	12.30%	5.27%	14.03%
MidCap Blend	2.55%	1.64%	4.19%	1.53%	4.70%
Money Market	0.00%	0.00%	0.01%	0.00%	0.00%
Preferred Securities	3.94%	3.82%	1.65%	6.44%	-
Principal Capital Appreciation	4.96%	4.54%	7.07%	1.06%	8.03%
Real Estate Securities	2.14%	0.73%	2.45%	1.18%	2.78%
Short-Term Income	1.44%	5.07%	0.60%	8.54%	0.01%
SmallCap Growth	1.84%	1.25%	2.19%	0.72%	2.68%
SmallCap Value	1.83%	1.28%	2.23%	0.80%	2.60%
	100.00%	100.00%	100.00%	100.00%	100.00%

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying
Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a
Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.
Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs.
Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the Fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Fund may hold such portfolio securities until its sub-advisor determines that it is appropriate to dispose of them.

Geographic Concentration
Potential investors should consider the possibility of greater risk arising from the geographic concentration
(California) of their investments, as well as the current and past financial condition of municipal issuers in the case of the municipal funds. In addition to factors affecting the state or regional economy, certain constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in certain adverse consequences affecting municipal obligations. See the SAI for a more detailed description of these risks.

190

High Yield Securities
Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by
Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if Principal or Sub-
Advisor thinks it is in the best interest of shareholders.

Index Funds
Index funds generally attempt to mirror the investment performance of the index by allocating the fund's assets in approximately the same weightings as the index. However, it is unlikely that the fund's performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

191

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Inverse Floating Rate Investments
Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which these Funds may invest may include derivative instruments, such as residual interest bonds or tender option bonds. Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by these
Funds. These Funds generally invest in inverse floating rate investments that include embedded leverage, thus exposing these Funds to greater risks and increased costs. The market value of a "leveraged" inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.
• Active Management: The performance of a Fund that is actively managed will reflect in part the ability of
Principal or Sub-Advisor(s) to make investment decisions that are suited to achieving the Fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
• Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

Market Volatility
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements.
Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Master Limited Partnerships
Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax

192

purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Municipal Obligations and AMT-Subject Bonds
The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund)
and may lower the Fund's performance. For some funds, high portfolio turnover rates, although increasing transaction expenses, may contribute to higher performance.

Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate) and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-
income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and
hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REITs expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

193

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Securities Lending Risk
To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Small and Medium Capitalization Companies
Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

194

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC
Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor
to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios.
Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2010, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal
LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Funds listed below:

Total Percentage
of Outstanding
Fund	Shares Owned
Bond & Mortgage Securities	62.99%
Disciplined LargeCap Blend	67.23
Diversified International	46.02
Equity Income	54.98
Global Diversified Income	11.36
Government & High Quality Bond	56.77
High Yield	13.99
Income	63.56
Inflation Protection	30.52
International Emerging Markets	54.78
International Growth	64.13
LargeCap Growth	59.03
LargeCap S&P 500 Index	50.23
LargeCap Value	71.08
MidCap Blend	21.93
Money Market	0.02
Real Estate Securities	48.84
Short-Term Income	35.68
SmallCap Growth	64.76
SmallCap Value	55.60

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

195

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management
Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969.
Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to assist in providing those investment advisory services. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Jeffrey Tyler, and Randy
Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David Blake and Dirk
Laschanzky. Messrs. Fennessey, Tyler, Welch, Blake, and Laschanzky work as a team, sharing day-to-day management of the Principal LifeTime Funds; however, Mr. Tyler has ultimate decision making authority.

James W. Fennessey. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager
Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.

Jeffrey R. Tyler. Mr. Tyler joined Principal in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at
EXOS Partners. From 1988-2009, Mr. Tyler was a Senior Vice President, Senior Portfolio Manager, and Manager of
Taxable Fixed Income for American Century. He earned a B.A. in business economics and accounting from the
University of California, Santa Barbara and a Master of Management in finance and economics from the J.L. Kellogg
Graduate School of Management, Northwestern University. Mr. Tyler has earned the right to use the Chartered
Financial Analyst designation.

Randy L. Welch. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the
Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial
Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/ Finance from Grand View College and an M.B.A. from
Drake University.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the
Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

196

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush,
James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. For the Global Diversified Income Fund,
Michael Finnegan and Kelly Grossman determine the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-
Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of
Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-
Advisors.

Jessica S. Bush. Ms. Bush, Senior Research Analyst, joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager
Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the
Principal Funds. Ms. Bush earned a B.A. in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation. Mr. Finnegan
joined the Principal Financial Group in May of 2001 and leads the Investment Services group. He earned a B.B.A. in
Finance from Iowa State University and an M.A. in Finance from the University of Iowa. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of
Financial Analysts.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned a B.A.
in Mathematics and Computer Science from the University of Northern Iowa. She is a fellow of the Society of
Actuaries and a member of the American Academy of Actuaries.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor: BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York
10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the Inflation Protection Fund.

The Inflation Protection Fund is managed by a team of financial professionals at BlackRock. Martin Hegarty, Brian
Weinstein and Stuart Spodek are jointly and primarily responsible for the day-to-day management of the Fund.

Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at Bank of
America Merrill lynch. He earned a B.S. in economics from Rhodes University, South Africa.

Stuart Spodek has been with BlackRock since 1993. He earned a B.S. in Engineering from Princeton University.

Brian Weinstein has been with BlackRock since 2000. He earned a B.A. in History from the University of
Pennsylvania.

197

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902,
founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

CCI is the sub-advisor for the LargeCap Growth Fund.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini, as co-portfolio manager, has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

Thomas J. Bisighini has been with CCI since 2004. He earned a B.S. from Bentley College and an M.B.A. in
Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a B.S. in Business from the University of Connecticut.
Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is
an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Equity Income Fund, the Government & High Quality Bond Fund, the High Yield
Fund, the Income Fund, the Principal Capital Appreciation Fund, the Short-Term Income Fund, the SAM Balanced
Portfolio, the SAM Conservative Balanced Portfolio, the SAM Conservative Growth Portfolio, the SAM Flexible
Income Portfolio, and the SAM Strategic Growth Portfolio.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charles D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a bachelor’s degree in Economics from Reed College and an M.A. in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Daniel R. Coleman joined Edge in 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the
University of Washington and an M.B.A. from New York University.

Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the
President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a bachelor’s degree in Business
Finance from Montana State University.

Mark P. Denkinger has been with Edge since 2009 and is responsible for high yield credit and leveraged loans.
Previously, Mr. Denkinger was the managing director of fixed income credit research and trading. As a co-employee of Edge and Principal Global Investors, LLC (“PGI”), Mr. Denkinger manages Principal Fund assets as an employee of Edge, but uses PGI’s proprietary investment process and resources. He earned a bachelor’s degree in Finance and an M.B.A. with a Finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the
Chartered Financial Analyst designation.

Philip M. Foreman has been with Edge since 2002. He earned a bachelor’s degree in Economics from the
University of Washington and an M.B.A. from the University of Puget Sound. Mr. Foreman has earned the right to use the Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the
Chartered Financial Analyst designation.

198

Todd A. Jablonski, has been with Edge since 2010. Previously, he was an Executive Director and Portfolio
manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset
Management. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business
Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial
Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham
Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

David W. Simpson has been with Edge since 2003. He earned a bachelor's degree from the University of Illinois and an M.B.A. in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered
Financial Analyst designation.

Darrin E. Smith has been with Edge since 2009 and has over 10 years experience as a high yield portfolio manager.
As a co-employee of Edge and PGI, Mr. Smith manages Principal Fund assets as an employee of Edge, but uses
PGI’s proprietary investment process and resources. He earned a bachelor’s degree in Economics from Iowa State
University and an M.B.A. from Drake University. Mr. Smith has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Guggenheim Investment Management, LLC ("Guggenheim"), 135 East 57th Street, 6th Floor,
New York, New York 10022 is an SEC registered investment advisor.

Guggenheim is the sub-advisor for the high yield portion of the Global Diversified Income Fund.

The day-to-day portfolio management is shared by two Portfolio Managers who operate as a team, but each member does have a specific area of concentration as well. Mr. Mitchell is the lead portfolio manager and Mr. Lindquist focuses on trading and market evaluation.

Richard Lindquist has been with Guggenheim since 2009. Prior to joining the firm, he was Managing Director, Head of High Yield at HSBC. Prior thereto, he was Managing Director at Credit Suisse. He earned a B.S. in Finance from
Boston College and an M.B.A. from the University of Chicago. Mr. Lindquist has earned the right to use the
Chartered Financial Analyst designation.

Patrick Mitchell has been with Guggenheim since 2008. Prior to joining the firm, he was Managing Director and CIO at Maplestone Capital Management, LLC. Prior thereto, he was Managing Director at Post Advisor Group, LLC. He
earned a B.S. in Business from the University of Idaho and an M.B.A. from Idaho State University.

Sub-Advisor: Invesco Advisers, Inc. (“Invesco), 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, is an
indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

Invesco is the sub-advisor for the California Municipal Fund and the Tax-Exempt Bond Fund.

The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Thomas M. Byron has been with Invesco and its predecessor since 1981. He earned a B.S. from Marquette
University and an M.B.A. from DePaul University.

199

Robert J. Stryker has been with Invesco and its predecessor since 1994. He earned a B.S. in Finance from the
University of Illinois at Chicago. Mr. Stryker has earned the right to use the Chartered Financial Analyst designation.

Rob Wimmel has been with Invesco and its predecessor since 1996. He earned a B.A. in Anthropology from the
University of Cincinnati and an M.A. in Economics from the University of Illinois, Chicago.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

PGI is the sub-advisor for the Bond & Mortgage Securities Fund, the Disciplined LargeCap Blend Fund, the
Diversified International Fund, the International Emerging Markets Fund, the International Growth Fund, the
LargeCap S&P 500 Index Fund, the LargeCap Value Fund, the MidCap Blend Fund, the Money Market Fund, the
Principal LifeTime 2010 Fund, the Principal LifeTime 2020 Fund, the Principal LifeTime 2030 Fund, the Principal
LifeTime 2040 Fund, the Principal LifeTime 2050 Fund, the Principal LifeTime Strategic Income Fund, the SmallCap
Blend Fund, the SmallCap Growth Fund, the SmallCap Value Fund, and the global value equity and emerging market debt portions of the Global Diversified Income Fund.

As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section describing the management of the Principal LifeTime Funds, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. As a co-employee of PGI and Principal Global Investors (Singapore)
Limited, Mr. Ade manages Principal Fund assets as an employee of PGI. He earned a bachelor's degree in Finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a bachelor’s degree from Kearney State College and a master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial
Analyst designation.

David M. Blake has been with PGI since 2000. He earned a bachelor’s degree and an M.B.A. from Saint Louis
University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a bachelor’s degree in Finance from Iowa State
University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered
Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. As a co-employee of PGI and Principal Global Investors (Europe)
Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Mihail Dobrinov has been with PGI since 2002. He earned an M.B.A. in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the
Principal Financial Group.)

Arild Holm has been with PGI since 2002. He earned a bachelor’s degree in Management Sciences from the
University of Manchester Institute of Science and Technology (England) and an M.B.A. in Finance from the
University of Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Christopher Ibach has been with PGI since 2002. He earned a B.A. and M.B.A., both in Finance, from the
University of Iowa. Mr. Ibach has earned the right to use the Chartered Financial Analyst designation.

200

Thomas L. Kruchten has been with PGI since 2005. He earned a B.A. in finance from the University of Northern
Iowa. Mr. Kruchten has earned the right to use the Chartered Financial Analyst designation and is a member of the
CFA Society of Iowa.

Dirk Laschanzky has been with PGI since 1997. He earned a B.A. and an M.B.A., both in Finance, from the
University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a B.A. in Economics from State University of New York and an M.B.A. in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered
Financial Analyst designation.

Mark R. Nebelung, as a co-employee of PGI and Principal Global Investors (Japan) Ltd., manages Principal Fund assets as an employee of PGI. Mr. Nebelung joined PGI in 1997 and has been an actuarial associate and assistant director of capital markets for the Principal Financial Group. Mr. Nebelung earned bachelor’s degrees in Actuarial
Science and Statistics from the University of Waterloo, Canada. He has earned the right to use the Chartered
Financial Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a bachelor’s degree in Finance from the University of
Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered
Financial Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a bachelor’s degree in Economics from Kansas State
University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial
Analyst designation.

John Pihlblad has been with PGI since 2000. He earned a B.A. from Westminster College. Mr. Pihlblad has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a bachelor’s degree in Finance from the University of
Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a B.A. in History from Middlebury College, an M.B.A.
from the Amos Tuck School at Dartmouth College and an M.A. in History from Christ’s College at the University of
Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a bachelor’s degree in
Economics from Northwestern University and a master’s degree in Finance and Marketing from DePaul University.

Mustafa Sagun has been with PGI since 2002. He earned a bachelor's degree in Electronics and Engineering from
Bogazici University of Turkey, an M.A. in International Economics from the University of South Florida, and a Ph.D. in
Finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a bachelor’s degree in Accounting from the
University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Jon Taylor has been with PGI since 2006. Previously, he was a Chief Investment Officer at both HSBC Asset
Management (Australia) Ltd and UBS Global Asset Management (Australia) Ltd. He also worked at Commonwealth
Funds Management and Westpac Investment Management in Australia. As a co-employee of PGI and PGI Europe,
Mr. Taylor manages Principal Fund assets as an employee of PGI. He earned a bachelor's degree in Political
Science from Brigham Young University and a master's degree in Economics from the University of Utah.

Timothy R. Warrick has been with PGI since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the
Chartered Financial Analyst designation.

201

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA
50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the Global Real Estate Securities Fund, the Real Estate Securities Fund, and the
global real estate portion of the Global Diversified
Income Fund.

The day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Alistair Gillespie has been with Principal – REI since 2009. As a co-employee of Principal-REI and Principal Global
Investors (Singapore) Limited, Mr. Gillespie manages Principal Fund assets as an employee of Principal-REI. From
2006-2009, he was also a management board member of the Asian Public Real Estate Association (APREA). Prior
to working in Asia, he covered the Australian market for eight years with UBS, ABN Amro and BT Alex Brown. He earned a Bachelor of Commerce (Finance) from University of Wollongong and a Graduate Diploma in Applied
Finance and Investment from the Securities Institute of Australia. Mr. Gillespie has earned the right to use the
Chartered Financial Analyst designation.

Simon Hedger has been with Principal - REI since 2003. As a co-employee of Principal-REI and PGI Europe, Mr.
Hedger manages Principal Fund assets as an employee of Principal-REI. He earned an MBA from the University of
New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian
Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

Anthony Kenkel has been with Principal – REI since 2005. He earned a bachelor’s degree in Finance from Drake
University and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Kenkel has earned the right to use the Chartered Financial Analyst and Financial Risk Manager designations.

Chris Lepherd has been with Principal - REI since 2003. As a co-employee of Principal-REI and Principal Global
Investors (Australia) Limited, Mr. Lepherd manages Principal Fund assets as an employee of Principal-REI. He earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in
Applied Finance and Investment from the Securities Institute of Australia.

Marc Peterson has been with Principal - REI since 1992. He earned a B.A. in Accounting from Luther College and an M.B.A. from Drake University. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Matt Richmond has been with Principal – REI since 2000. He earned a bachelor’s degree in Finance from University of Nebraska and an M.B.A. from the University of Iowa.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal
Financial Group.

Spectrum is the sub-advisor for the preferred securities portion of the Global Diversified Income Fund.

The day-to-day portfolio management is shared by a team of portfolio managers, under the leadership of the Chief
Investment Officer (who also chairs the Investment Committee) in conjunction with the Credit and Research Team.
This group has the authority and responsibility for research, credit selection, ongoing portfolio management and trading.

202

Fernando “Fred” Diaz joined Spectrum in 2000.

Roberto Giangregorio joined Spectrum in 2003. Mr. Giangregorio earned a B.S. and an M.S. in Mechanical
Engineering from S.U.N.Y. at Stony Brook and University of Wisconsin-Madison, respectively. He also earned an
M.B.A. in Finance from Cornell University.

L. Phillip Jacoby, IV is Chief Investment Officer of Spectrum and Chairman of the Investment Committee. Mr.
Jacoby joined Spectrum in 1995. He earned a B.S. in Finance from the Boston University School of Management.

Manu Krishnan joined Spectrum in 2004. Mr. Krishnan earned a B.S. in Mechanical Engineering from the College of
Engineering, Osmania University, India, an M.S. in Mechanical Engineering from the University of Delaware, and an
M.B.A. in Finance from Cornell University. Mr. Krishnan has earned the right to use the Chartered Financial Analyst designation.

Mark A. Lieb founded Spectrum in 1987. Mr. Lieb earned a B.A. in Economics from Central Connecticut State
College and an M.B.A. in Finance from the University of Hartford.

Sub-Advisor: Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas
66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC. Tortoise specializes in managing portfolios of investments in MLPs and other energy companies.

Tortoise is the sub-advisor for the master limited partnership portion of the Global Diversified Income Fund.

The portfolio managers share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. Mr. Birzer was a member in Fountain Capital Management, LLC from 1990 to 2009. He earned a B.A. from the University of Notre Dame and an M.B.A. from New York University.
Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a B.S. in Business Administration from Kansas State University and an M.B.A. from the University of
Kansas School of Business. Mr. Hamel has earned the right to use the Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management,
LLC. He earned a B.S. in Finance from Winona State University. Mr. Malvey has earned the right to use the
Chartered Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a B.S. in Business Administration from Kansas
State University and a J.D. and an M.B.A. from the University of Kansas. Mr. Matlack has earned the right to use the
Chartered Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a B.S. in Business Administration from Drake
University and a J.D. from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered
Financial Analyst designation.

203

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2010 was:

Bond & Mortgage Securities	0.52%	Principal LifeTime 2010	0.03%
California Municipal	0.50%	Principal LifeTime 2020	0.03%
Disciplined LargeCap Blend	0.58%	Principal LifeTime 2030	0.03%
Diversified International	0.88%	Principal LifeTime 2040	0.03%
Equity Income	0.52%	Principal LifeTime 2050	0.03%
Global Diversified Income	0.79%	Principal LifeTime Strategic Income	0.03%
Global Real Estate Securities	0.90%	Real Estate Securities	0.83%
Government & High Quality Bond	0.50%	SAM Balanced Portfolio	0.34%
High Yield	0.51%	SAM Conservative Balanced Portfolio	0.34%
Income	0.50%	SAM Conservative Growth Portfolio	0.34%
Inflation Protection	0.40%	SAM Flexible Income Portfolio	0.34%
International Emerging Markets	1.18%	SAM Strategic Growth Portfolio	0.34%
International Growth	0.98%	Short-Term Income	0.43%
LargeCap Growth	0.63%	SmallCap Blend	0.88%
LargeCap S&P 500 Index	0.15%	SmallCap Growth	0.82%
LargeCap Value	0.44%	SmallCap Value	0.75%
MidCap Blend	0.64%	Tax-Exempt Bond	0.50%
Money Market	0.38%
Principal Capital Appreciation	0.59%

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2010 and in the annual report to shareholders for the fiscal year ended October 31, 2010.

Voluntary Waivers

Money Market Fund
The Distributor has voluntarily agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain a level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Class B shares and 0.00% for Class
C shares. The expense limit may be terminated at any time.

Principal has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
• reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the California
Municipal, Global Diversified Income, Inflation Protection, and Tax Exempt Bond Funds intend to rely on the order.

204

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/
Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas).
The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the
Statement of Additional Information.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a
Fund’s Net Asset Value (“NAV”) are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the
NYSE.

Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the
NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the
Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

205

The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the
Fund may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P.
Funds available in multiple share classes have the same investments, but differing expenses. Classes A, B, and C shares are available in this prospectus.

Shares of the Funds are generally purchased through persons employed by or affiliated with broker/dealer firms
(“Financial Professionals”). Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting www.PrincipalFunds.com to obtain the appropriate forms.

An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/ or education expenses. Prospective shareholders should consult with their Financial Professional prior to making decisions about the account and type of investment that are appropriate for them. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. Principal may recommend to the
Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares.

Making an Investment
Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan
(“‘AIP”) is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

Payment. Payment for Fund shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

206

Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or AIP.
No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). Contact information for the Fund is as follows:

Mailing Addresses:
Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809

After you place a buy order in proper form, which must be received at the transaction processing center in Canton,
Massachusetts, shares are bought using the next share price calculated.

Customer Service
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m.
Central Time.

Wire Instructions: To obtain ACH or wire instructions, please contact a Client Relations Specialist.

Direct Deposit
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan (“AIP”)
Your Financial Professional can help you establish an AIP. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day.
The minimum initial investment is waived if you set up an AIP when you open your account. Minimum monthly purchase is $100 per Fund.

NOTE:	No salesperson, dealer or other person is authorized to give information or make representations about a
Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, which must be received at the transaction processing center in Canton,
Massachusetts, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale of shares; however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.
*a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
•	lump sum of the entire interest in the account,
•	partial interest in the account, or
•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 1/2.

207

Sale of shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
• payable to all owners on the account (as shown in the account registration) and
• mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:
• when an owner has died
• for certain employee benefit plans; or
• owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal
Funds Class A shares without a sales charge if the shares that were sold were Class A shares, or were Class B shares on which a CDSC was paid or on which the CDSC was waived in connection with a Required Minimum
Distribution, involuntary redemption, or due to the death of the shareholder. Within 60 calendar days after the sale of
Class C shares, any amount of the sale proceeds that you reinvest will be reinvested in Class C shares; shares purchased by redemption proceeds are not subject to the twelve month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested.
If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check.
However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Sell shares by mail
• Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to
Principal Funds, P.O. Box 8024, Boston, MA 02266-8024 (or overnight mail to 30 Dan Road, Canton, MA 02021-
2809). Specify the Fund(s) and account number.
• Specify the number of shares or the dollar amount to be sold.
• A Medallion Signature Guarantee* will be required if the:
• sell order is for more than $100,000;
• check is being sent to an address other than the account address;
• wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
• account address has been changed within 15 days of the sell order; or
• check is payable to a party other than the account shareholder(s), Principal Life, or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
* If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

208

Sell shares in amounts of $100,000 or less by telephone
•	The request may be made by a shareholder or by the shareholder’s Financial Professional.
•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
•	If our phone lines are busy, you may need to send in a written sell order.
•	To sell shares the same day, the order must be received in good order before the close of normal trading on the
NYSE (generally 3:00 p.m. Central Time).
•	Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employer sponsored benefit plans.
•	If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.

Sell shares by checkwriting (Class A shares of Money Market Fund only)
•	Checkwriting must be elected on initial application or by written request to Principal Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
•	The Fund can only sell shares after your check making the Fund investment has cleared your bank.
•	Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.
•	The rules of the bank on which the checks are drawn concerning checking accounts apply.
•	If the account does not have sufficient funds to cover the check, it is marked “Insufficient Funds” and returned
(the Fund may revoke checkwriting on accounts on which “Insufficient Funds” checks are drawn).
•	Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).
•	Checkwriting is available only for non-qualified accounts.
•	Neither the Fund, the bank nor Principal shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.
•	Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.

Systematic withdrawal plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to:
•	sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code),
•	pay insurance or annuity premiums or deposits to Principal Life (call us for details), and
•	provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:
•	completing the applicable section of the application, or
•	sending us your written instructions, or
•	completing a Systematic Withdrawal Plan Request form (available on www.PrincipalFunds.com), or
•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:
•	you instruct us to stop or
•	your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account.

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

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EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other
Principal Funds (except Money Market). The Fund reserves the right to revise or terminate the exchange privilege at any time.

Exchanges from Money Market Fund
Class A shares of Money Market Fund may be exchanged into:
•	Class A shares of other Funds.
• If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
• If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
•	Class B or Class C shares of other Funds – subject to the applicable CDSC.

You may exchange shares by:
•	sending a written request to Principal Funds, P.O. Box 8024, Boston, MA 02266-8024, (or overnight mail to 30
Dan Road, Canton, MA 02021-2809)
•	via the Internet at www.PrincipalFunds.com, or
•	calling us, if you have telephone privileges on the account.

Automatic Exchange Election
This election authorizes an exchange from one fund of Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
•	completing the Automatic Exchange Election section of the application,
•	calling us if telephone privileges apply to the account from which the exchange is to be made, or
•	sending us your written instructions.
•	completing an Automatic Exchange Election form (available on www.principalfunds.com)

Your automatic exchange continues until:
•	you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
•	your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month).
If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General
•	An exchange by any joint owner is binding on all joint owners.
•	If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
•	For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the
NYSE (generally 3 p.m. Central Time).

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When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
• accounts with identical ownership,
• an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
• a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or
• a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Income,
Inflation Protection, Short-Term Income, and Tax-Exempt Bond Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
• The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced.
On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
• The Global Diversified Income Fund and SAM Flexible Income Portfolio pay their net investment income monthly.
• The Equity Income, Global Real Estate Securities, and Real Estate Securities and the SAM Conservative
Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June,
September, and December.
• The other Funds pay their net investment income annually in December.
For more details on the payment schedule, go to www.principalfunds.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:
• invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
• paid in cash, if the amount is $10 or more.

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Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held.
Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes.
In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company
Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

NOTES:
• A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
• Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal
(and state) income tax.
• For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds.
The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the
Funds.

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If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges per year; and
• Taking other such action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares.
For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the
Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Distributions designated as "exempt-interest dividends" by the Tax-Exempt Bond Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for

213

individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by this Fund will be taxable as described in this section.

Distributions designated as "exempt-interest dividends" by the California Municipal Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by the California Municipal Fund will be taxable as described in this section. A portion of the dividends paid by the this Fund may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in this Fund.
The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

CHOOSING A SHARE CLASS

Your Financial Professional will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Financial Professional can also help you choose the share class that is appropriate for you. Financial Professionals may receive different compensation depending upon which class of shares you purchased. The sales charge for Class A shares may be reduced or eliminated for certain types of purchases or for purchases of sufficient size. Your Financial Professional can help you determine whether your investment qualifies for a reduced sales charge.

This prospectus offers three share classes: Class A, Class B, and Class C (not all funds offer Class B or Class C shares). Class B shares and Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Effective
March 1, 2010, Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as described in “Choosing a Share Class - Class B Shares.” Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the Principal Funds, but are available to new participants in plans that currently invest in Class C shares of the
Fund. Highlights of each Fund’s share classes and information regarding sales charges and dealer reallowances are provided below.

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:
• the dollar amount you are investing,
• the amount of time you plan to hold the investment, and
• any plans to make additional investments in the Principal Funds.
Please consult with your Financial Professional before choosing the class of shares that is most appropriate for you.
Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you.

Fund and share class selections must be made at the time of purchase. If you are making an initial purchase of
Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.

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CLASS A SHARES

Initial Sales Charge
• You generally pay a sales charge on an investment in Class A shares, which varies based on the amount invested and the Fund selected.
• If you invest $50,000 or more ($100,000 or more for the Bond & Mortgage Securities, California Municipal,
Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Principal
LifeTime Strategic Income, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income
Portfolio), the sales charge is reduced.
• You might be eligible for a reduced sales charge. See “Sales Charge Waiver or Reduction (Class A shares).”
• Sales charges might be reduced under the Rights of Accumulation or Statement of Intent, as described below.

Sales Charge Waiver or Reduction (Class A shares)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you or your Financial Professional must let the Fund know at the time you purchase shares that you qualify for such a reduction. If you or your Financial Professional do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. It may be necessary for you to provide information and records, such as account statements.

Purchase Without an Initial Sales Charge (Class A shares)
• No initial sales charge will apply to purchases of $1 million ($500,000 for the Bond & Mortgage Securities,
California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation
Protection, Principal LifeTime Strategic Income, Short-Term Income, and Tax-Exempt Bond Funds and the SAM
Flexible Income Portfolio) or more, although a 1.00% (0.25% for LargeCap S&P 500 Index Fund) contingent deferred sales charge may apply to redemptions made within 12 months after purchase.
• No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the
Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was paid, or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption. It is the responsibility of the shareholder to notify the
Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past
60 days.
• A Fund’s Class A shares may be purchased without a sales charge by the following individuals, groups, and/or entities:
• by its current and former Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents), and trusts created by or primarily for the benefit of these individuals;
• by the Premier Credit Union;
• by non-ERISA clients of Principal Global Investors LLC;
• by any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with Princor or the
Distributor;
• through a “wrap account” offered by Princor or through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with Princor or the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;
• to fund non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;
• by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 12 months after purchase of
$1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality
Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Principal LifeTime Strategic
Income, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more

215

will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities;
•	by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations; provided, however, that the third party administrator or other service provider the sponsor of the retirement or benefit plan employs utilizes a system for processing purchases of shares that will accommodate waiver of the Fund’s sales charge;
•	by individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund
(a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations;
•	by clients of registered investment advisors that have entered into arrangements with Princor or the
Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
•	to qualified retirement plans where the plan’s R-1 or R-2 share investments were redesignated A share investments;
•	to qualified retirement plans where the plan’s investments in the Fund are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000;
•	existing participants in Employer Sponsored Plans (as defined in Purchase at a Reduced Initial Sales Charge
(Class A Shares)) that had at least $1 million in Principal Funds as of January 12, 2007 can purchase
Class A shares at net asset value for the duration of that account; and
•	new participants in such Employer Sponsored Plans that had at least $2.8 million in Principal Funds as of
January 12, 2007 can purchase Class A shares within the plan at net asset value provided the participant notes that he or she meets this qualification on the participant’s initial application to purchase shares.

Purchase at a Reduced Initial Sales Charge (Class A Shares)

1)	Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a
Qualified Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of
Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money
Market Fund are not included in the calculation unless they were acquired in exchange from other Principal
Funds shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2)	Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The
SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI.
Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons
(together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

3)	The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by
Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the
Global Diversified Income, LargeCap S&P 500 Index, and Short-Term Income Fund shares.

4)	Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction
(“Employer Sponsored Plan”) established prior to March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than
$250,000 as described in the sales charge tables below; the regular sales charge applies to purchases of
$250,000 or more in such accounts and to all purchases of the Global Diversified Income, LargeCap S&P
500 Index, and Short-Term Income Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who become participants on or before July 28, 2007.

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Purchase of Class A Shares. The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge (except for the Money Market Fund) as shown in the tables below. The right-hand column in each table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares.
For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary
Compensation.”

There is no sales charge on purchases of Class A shares of the Money Market Fund or on purchases of Class A shares of the other funds if the purchase is made within 60 days of the redemption of Class A or B shares of the
Fund as described in “Redemption of Fund Shares” provided the shareholder notifies the Fund that the purchase proceeds are from the redemption of Class A shares. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a
Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicted below.

Class A Sales Charges(1)

Bond & Mortgage Securities, California Municipal, Global Diversified, Income, High Yield, Inflation Protection, Principal
LifeTime Strategic Income, Tax-Exempt Bond Funds, and SAM Flexible Income Portfolio
	Sales Charge as % of

	Offering	Amount	Dealer Allowance as of % of
Amount of Purchase	Price	Invested	Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

Government & High Quality Bond, Income, and Short-Term Income Funds
	Sales Charge as % of

	Offering	Amount	Dealer Allowance as of % of
Amount of Purchase	Price	Invested	Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

LargeCap S&P 500 Index Fund
	Sales Charge as % of

	Offering	Amount	Dealer Allowance as of % of
Amount of Purchase	Price	Invested	Offering Price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 but less than $100,000	1.25%	1.27%	1.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%

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All other Funds (except Money Market Fund)
	Sales Charge as % of

	Offering	Amount	Dealer Allowance as of % of
Amount of Purchase	Price	Invested	Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%(3)
(1)	Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.
(2)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J Shares.
(3)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J Shares.

Contingent Deferred Sales Charge (“CDSC”) on Class A Shares. Class A shares purchased in amounts of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High
Yield, Global Diversified Income, Income, Inflation Protection, Principal LifeTime Strategic Income, Short-Term
Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more (other than shares of the
Money Market Fund) are generally subject to a CDSC of 1.00% (0.25% for the LargeCap S&P 500 Index Fund) if the
shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.
The CDSC may be waived for redemptions of Class A shares as described under "CDSC Calculation and Waivers."

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CLASS B SHARES

Effective March 1, 2010, (the “Closing Date”), Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule (based on purchase date), as described below. Shareholders who owned Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Class B Fund shares in accordance with the Funds' current policies. Effective on and after the Closing Date, Class B shareholders who have an automated investment plan in Class B shares (such as Automatic Investment Plan (“AIP”) or automatic exchange election), will have such recurring investments automatically redirected into Class A shares of the same Fund with the applicable Class A sales charge (load). All other features of Class B shares, including Rule 12b-1 distribution and/or service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. We may modify these policies in the future.

The offering price for Class B shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. A CDSC of up to 5.00% may apply depending on the
Fund and time in the investment (see schedule below).
• Shares purchased through reinvestment of dividends and capital gain distributions are not subject to a CDSC.
• There is no CDSC on redemptions of Class B shares held for 5 full years or longer.
• Class B shares have higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years.
• After the eighth year, Class B shares convert automatically to Class A shares of the same Fund, typically without income tax impact.

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Within 60 days after a redemption of Class B shares, the proceeds may be reinvested in Class A shares at NAV, if a
CDSC was paid. It is the responsibility of the shareholder to notify the Fund at the time of reinvestment if the purchase proceeds are from a redemption of Class B shares.

The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of Class B shares sold by them.

Contingent Deferred Sales Charge (“CDSC”) on Class B Shares. Each new and subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.

A CDSC may be applied to Class B shares of all Funds according to the following schedule:

Year of Redemption	Contingent Deferred
After Purchase	Sales Charge(1)
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth and following	0.00%

(1) Shares purchased on or before January 12, 2007 may be subject to different CDSC schedules as described in the SAI.

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CLASS C SHARES

Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of
Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares of the Money Market Fund may be purchased only by exchange from Class C shares of other Principal Funds and by reinvestment of distributions made on Class C shares.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in
Principal Funds eligible for inclusion pursuant to Rights of Accumulation. The Funds will consider initial purchases of
$1 million or more, and subsequent purchases that would result in an investment of $1 million or more when combined with a shareholder’s existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of the Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund.

The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
• A CDSC of 1.00% may apply if redeemed during the first 12 months after purchase. Unlike Class B shares,
Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.
• Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.

Within 60 days after redemption of Class C shares, the proceeds may be reinvested in other Class C shares at NAV.
It is the responsibility of the shareholder to notify the Fund at the time of reinvestment if the purchase proceeds are from redemption of Class C shares.

The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.

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Contingent Deferred Sales Charge (“CDSC”) on Class C Shares. Each initial and subsequent purchase of
Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. The CDSC may be waived for redemptions of Class C shares as described under “CDSC Calculation and Waivers.”

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CDSC CALCULATION AND WAIVERS

The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-
monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.

The CDSC is waived on shares which are sold:
•	within 90 days after an account is re-registered due to a shareholder’s death;
•	due to the shareholder’s disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
•	from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	to pay surrender charges;
•	to pay retirement plan fees;
•	involuntarily from small balance accounts;
•	from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k), or 415 of the Internal
Revenue Code; or
•	from retirement plans to satisfy excess contribution rules under the Internal Revenue Code.

The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to
April 1, 2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2. This CDSC waiver does not apply to a transfer of assets.

NOTE:	To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

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THE COSTS OF INVESTING

Fees and Expenses of the Funds
This section describes the fees and expenses you may pay if you invest in Class A, B, or C shares of a Fund. You may pay both one-time fees and ongoing fees. The table below shows the one-time fees you may pay directly if you invest in a Fund. The ongoing fees are the operating expenses of a Fund, which are described in a table provided with the description of each Fund. The ongoing operating expenses include fees paid to a Fund’s manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your
Financial Professional can help you with this process. An example of the impact of both the one-time and ongoing fees on an investment in a Fund is also provided with the description of each Fund.

You may obtain more information about sales charge reductions and waivers through a link on the Fund’s website at www.PrincipalFunds.com, from the SAI, or from your Financial Professional.

One-time Fees
• You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B or Class C shares).
• Class A shares may be purchased at a price equal to the share price plus an initial sales charge.
Investments of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Global
Diversified Income, Government & High Quality Bond, High Yield, Income, Inflation Protection, Principal
Lifetime Strategic Income, Short-Term Income, Tax-Exempt Bond Funds and the SAM Flexible Income
Portfolio) or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
• Class B and Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem)
shares and the CDSC is imposed, it will reduce the amount of sales proceeds.

Ongoing Fees
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the
Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and
SAM Portfolio is net of the underlying funds’ operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
• Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
• Distribution Fee—Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment
Company Act of 1940 for its Class A (except the Money Market Fund), Class B, and Class C shares. Under the plan, Class A, Class B, and Class C shares of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
• Other Expenses - A portion of expenses that are allocated to all classes of the Fund. An example includes a
Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class A, Class B, and Class C shares of the Fund. These services are currently provided at cost). Class A, Class B, and Class C shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class A, Class B, and Class C shareholders, the cost of shareholder meetings held solely for
Class A, Class B, and Class C shares, and other operating expenses of the Fund.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a
Fund invests a portion of its assets.

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The table below describes the one-time fees that you may pay directly if you buy or redeem shares of a Fund.

Shareholder Fees
(fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge imposed on purchases
(as a % of offering price)
All Equity Funds, except LargeCap S&P 500 Index Fund	5.50%(1)	None	None
Global Diversified Income Fund	3.75%(1)	N/A	None
Bond & Mortgage Securities, California Municipal, High Yield, Inflation Protection,	3.75%(1)	None	None
Principal LifeTime Strategic Income, and Tax-Exempt Bond Funds, and SAM Flexible
Income Portfolio
Short-Term Income Fund	2.25%(1)	N/A	None
Government & High Quality Bond and Income Fund	2.25%(1)	None	None
LargeCap S&P 500 Index Fund	1.50%(1)	N/A	None
Money Market Fund	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge)
All Funds except LargeCap S&P 500 Index Fund	1.00(2)	5.00(3)	1.00%(4)
LargeCap S&P 500 Index Fund	0.25%(2)	N/A	1.00%(4)
Redemption or Exchange Fee
(as a % of amount redeemed/exchanged)
All Funds except Money Market Fund	1.00%	1.00%	1.00%
Money Market Fund	None	None	None
(1)	Sales charges are reduced or eliminated for purchases of $50,000 ($100,000 for the Bond & Mortgage Securities, California Municipal, Global
Diversified Income, Government & High Quality Bond, High Yield, Income, Inflation Protection, Principal LifeTime Strategic Income, Short-
Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more. See "Purchase of Class A Shares - Class A
Sales Charges."
(2)	A contingent deferred sales charge applies on certain redemptions made within 12 months following purchases of $1 million ($500,000 for the
Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation
Protection, Principal LifeTime Strategic Income, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or
more made without a sales charge. There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. Class A shares of the Money Market Fund that are obtained through an exchange of another Fund's shares are generally subject to a CDSC of 1.00% on certain redemptions made within 12 months following purchases of $1 million ($500,000 for the Bond & Mortgage
Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Principal
LifeTime Strategic Income, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more made without a sales charge.
(3)	Contingent deferred sales charges are reduced after 24 months and eliminated after 5 years.
(4)	A contingent deferred sales charge applies on certain redemptions made within 12 months.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class A, Class B and Class C shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of
Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class A, Class B and Class C shares of Principal Funds. Under the 12b-1 Plans, except as noted below, each
Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-
1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

222

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
Class A(1)	0.25% (0.15% for LargeCap S&P 500 Index and Short-Term Income Funds)
Class B	1.00%
Class C	1.00%

(1) Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.

Generally, to receive service fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class B and C shares, generally these fees are not paid until such shares have been held for twelve months.

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such sales or distribution related expenses include compensation to salespeople, including ongoing commissions payments for class C shares, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans if the Board directs the closure of a fund.

Commissions, Finders' Fees, and Ongoing Payments
In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a finders' fee of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See immediately below for details. See "Choosing a Share Class" for more details. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.

The Distributor may pay intermediaries a finders' fee on initial investments by qualified retirement plans in omnibus accounts, which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within
90 days of the initial purchase that the transaction is eligible for the payment of a finders' fee. The finders' fee on initial investments of $500,000 to $3,000,000 may be in an amount of up to 1% of the initial purchase. Initial investments by qualified retirement plans in omnibus accounts over $3,000,000 may be eligible for a finders' fee in accordance with the schedule determined by the Distributor but shall not be paid a fee greater than 1.00% of the initial amount. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The dealer shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor if assets are liquidated within 12 months of the initial purchase or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.

In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 4.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.

In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 1.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for distribution and services provided to you at an annual rate of
1.00% of average net assets attributable to your investment in Class C shares.

223

Additional Payments to Intermediaries
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder's fees, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such additional payments directly to intermediaries.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

Such additional payments may vary, but generally do not exceed: (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary. The amounts paid to intermediaries vary by share class and by Fund.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI).

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your
Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial
Professional about any fees and commissions they charge.

Advisor Paid Fees
Principal also offers revenue sharing payments related to SAM Portfolio shares purchased prior to March 1, 2006, referred to as "Advisor Paid Fees," to all intermediaries with active selling agreements with the Distributor. The
Advisor Paid Fees are paid at an annual rate of up to 0.50% of the average net assets of Class A shares of the
Portfolios serviced by such intermediaries and an annual rate of up to 0.125% of the average net assets of Class C shares purchased prior to March 1, 2006, of the Portfolios serviced by such intermediaries. These payments are made from Principal's profits and may be passed on to your Financial Professional at the discretion of his or her intermediary firm. These payments may have created an incentive for the intermediaries and/or Financial
Professionals to recommend or offer shares of the Portfolios over other investment alternatives.

FUND ACCOUNT INFORMATION

Procedures for Opening an Account
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.

224

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account.

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-
designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than
3 p.m. Central Time.

Statements
You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information – what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:
• when the only activity during the quarter:
• is purchase of shares from reinvested dividends and/or capital gains,
• are purchases under an Automatic Investment Plan,
• are sales under a systematic withdrawal plan,
• are purchases or sales under an automatic exchange election, or
• conversion of Class B shares into Class A shares;
• used to fund certain individual retirement or individual pension plans; or
• established under a payroll deduction plan.

If you need information about your account(s) at other times, you may call us at 1-800-222-5852 or access your account on the internet.

Signature Guarantees
Certain transactions require a Medallion Signature Guarantee, unless specifically waived by the Fund’s transfer agent. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:
• if you sell more than $100,000 (in the aggregate) from the Funds;
• if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, Principal Bank, or
Princor Financial Services Corporation payable through Pershing;
• to change ownership of an account;
• to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
• to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
• to exchange or transfer among accounts with different ownership; and
• to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

225

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Minimum Account Balance
Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.

Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password
(Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder’s address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
•	may be given by calling us at 1-800-222-5852 between 7 a.m. and 7 p.m. Central Time on any day that the
NYSE is open;
•	may be given by accessing our website (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website). Note: only certain transactions are available on-line.
•	must be received in good order at our transaction processing center in Canton, Massachusetts, in their entirety, by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day of your request;
•	are effective the next business day if not received until after the close of the NYSE; and
•	may be given to your Financial Professional who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds’ transfer agent; they may not be granted investment discretion).

NOTE:	Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semi-annual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits the Principal
Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call the Principal Funds at 1-800-222-5852. Householding will be stopped within thirty (30) days after we receive your request.

Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

226

Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public
Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc.
Annual Report to Shareholders for the fiscal year ended October 31, 2010, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

227

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
BOND & MORTGAGE SECURITIES FUND
Class A shares
2010	$9 .69	$0 .41(a)	$0 .81	$1 .22	($0 .34)	$–	($0 .34)	$10.57	12 .83%
2009	8.52	0.44(a)	1 .11	1 .55	( 0 .38)	–	(0.38)	9 .69	18 .80
2008	10.50	0.50(a)	( 2 .00)	( 1 .50)	( 0 .48)	–	(0.48)	8 .52	(14 .83)
2007	10.67	0.53(a)	( 0 .17)	0 .36	( 0 .53)	–	( 0 .53)	10 .50	3 .42
2006	10.63	0.47(a)	0 .04	0 .51	( 0 .47)	–	( 0 .47)	10 .67	4 .93
Class B shares
2010	9.70	0.35(a)	0 .82	1 .17	( 0 .27)	–	(0.27)	10 .60	12 .29
2009	8.52	0.39(a)	1 .11	1 .50	( 0 .32)	–	(0.32)	9 .70	18 .15
2008	10.50	0.43(a)	( 2 .00)	( 1 .57)	( 0 .41)	–	(0.41)	8 .52	(15 .41)
2007	10.67	0.46(a)	( 0 .17)	0 .29	( 0 .46)	–	( 0 .46)	10 .50	2 .74
2006	10.64	0.40(a)	0 .03	0 .43	( 0 .40)	–	( 0 .40)	10 .67	4 .15
Class C shares
2010	9.69	0.33(a)	0 .81	1 .14	( 0 .26)	–	(0.26)	10 .57	11 .93
2009	8.51	0.37(a)	1 .11	1 .48	( 0 .30)	–	(0.30)	9 .69	17 .99
2008	10.50	0.41(a)	( 2 .00)	( 1 .59)	( 0 .40)	–	(0.40)	8 .51	(15 .62)
2007(e)	10.66	0.35(a)	( 0 .15)	0 .20	( 0 .36)	–	( 0 .36)	10 .50	1 .92 (f)
CALIFORNIA MUNICIPAL FUND
Class A shares
2010	9.57	0.48(a)	0 .42	0 .90	( 0 .47)	–	( 0 .47)	10 .00	9 .59
2009	8.79	0.47(a)	0 .77	1 .24	( 0 .46)	–	(0.46)	9 .57	14 .66
2008	10.74	0.47(a)	( 1 .95)	( 1 .48)	( 0 .47)	–	(0.47)	8 .79	(14 .26)
2007	11.32	0.47(a)	( 0 .51)	( 0 .04)	( 0 .47)	( 0 .07)	(0.54)	10 .74	(0 .37)
2006	11.24	0.48	0 .22	0 .70	( 0 .48)	( 0 .14)	(0.62)	11 .32	6 .45
Class B shares
2010	9.57	0.40(a)	0 .41	0 .81	( 0 .38)	–	( 0 .38)	10 .00	8 .66
2009	8.79	0.40(a)	0 .77	1 .17	( 0 .39)	–	(0.39)	9 .57	13 .76
2008	10.74	0.40(a)	( 1 .96)	( 1 .56)	( 0 .39)	–	(0.39)	8 .79	(14 .93)
2007	11.32	0.39(a)	( 0 .51)	( 0 .12)	( 0 .39)	( 0 .07)	(0.46)	10 .74	(1 .12)
2006	11.24	0.39	0 .22	0 .61	( 0 .39)	( 0 .14)	(0.53)	11 .32	5 .66
Class C shares
2010	9.58	0.39(a)	0 .42	0 .81	( 0 .38)	–	( 0 .38)	10 .01	8 .59
2009	8.79	0.38(a)	0 .78	1 .16	( 0 .37)	–	(0.37)	9 .58	13 .62
2008	10.74	0.38(a)	( 1 .95)	( 1 .57)	( 0 .38)	–	(0.38)	8 .79	(15 .01)
2007	11.32	0.39(a)	( 0 .51)	( 0 .12)	( 0 .39)	( 0 .07)	(0.46)	10 .74	(1 .14)
2006	11.24	0.39	0 .22	0 .61	( 0 .39)	( 0 .14)	(0.53)	11 .32	5 .65

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

		Ratio of Expenses to	Ratio of Expenses to Average
		Average Net Assets	Net Assets (Excluding Reverse		Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	(Excluding Interest	Repurchase Agreement	Ratio of Gross Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Expense and Fees)	Expense)	Average Net Assets	Assets	Rate

$134,686	0.94%(c)	N/A	N/A	– %	4 .12%	357.4%
126,500	0.94 (c)	N/A	N/A	–	5 .10	365.1
116,109	0.94 (c)	N/A	N/A	–	5 .01	302.6
162,637	0.94 (c)	N/A	N/A	–	4 .98	259.1
168,767	0.94 (c)	N/A	0 .94% (d)	–	4 .42	274.5

10,488	1.60 (c)	N/A	N/A	–	3 .47	357.4
12,952	1.60 (c)	N/A	N/A	–	4 .47	365.1
14,841	1.60 (c)	N/A	N/A	–	4 .35	302.6
22,624	1.60 (c)	N/A	N/A	–	4 .32	259.1
25,384	1.60 (c)	N/A	1 .60 (d)	–	3 .76	274.5

5,976	1.75 (c)	N/A	N/A	–	3 .30	357.4
3,944	1.75 (c)	N/A	N/A	–	4 .22	365.1
2,263	1.75 (c)	N/A	N/A	–	4 .20	302.6
2,445	1.75 (c),(g)	N/A	N/A	–	4 .26 (g)	259.1 (g)

255,698	0.88	0.81 (h)	N/A	0 .88 (i)	4 .90	32.0
266,967	0.91	0.83 (h)	N/A	0 .91 (i)	5 .29	57.3
250,177	1.07	0.83 (h)	N/A	1 .08 (i)	4 .67	41.7
273,618	1.18	0.82 (h)	N/A	1 .18 (i)	4 .30	63.7
264,924	0.84	N/A	N/A	0 .84 (i)	4 .26	29.0

13,589	1.74	1.67 (h)	N/A	1 .74 (i)	4 .08	32.0
39,715	1.70	1.63 (h)	N/A	1 .70 (i)	4 .54	57.3
61,118	1.85	1.61 (h)	N/A	1 .85 (i)	3 .88	41.7
84,070	1.92	1.58 (h)	N/A	1 .92 (i)	3 .53	63.7
132,364	1.58	N/A	N/A	1 .58 (i)	3 .52	29.0

13,572	1.79	1.72 (h)	N/A	1 .79 (i)	3 .98	32.0
12,335	1.88	1.81 (h)	N/A	1 .88 (i)	4 .28	57.3
8,010	1.95	1.71 (h)	N/A	2 .07 (i)	3 .81	41.7
5,127	1.95	1.59 (h)	N/A	2 .49 (i)	3 .53	63.7
4,413	1.59	N/A	N/A	1 .59 (i)	3 .52	29.0

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(e) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i) Excludes expense reimbursement from Manager and/or custodian.

.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
DISCIPLINED LARGECAP BLEND FUND
Class A shares
2010	$10 .42	$0 .08	$1 .32	$1 .40	($0 .09)	$–	($0 .09)	$11.73	13 .52%
2009	9.93	0.11	0 .49	0 .60	( 0 .11)	–	( 0 .11)	10 .42	6 .26
2008	17.85	0.14	( 6 .01)	( 5 .87)	( 0 .13)	( 1 .92)	(2.05)	9 .93	(36 .96)
2007	16.07	0.12	2 .13	2 .25	( 0 .09)	( 0 .38)	(0.47)	17 .85	14 .31
2006	14.35	0.11	1 .86	1 .97	( 0 .05)	( 0 .20)	(0.25)	16 .07	13 .86
Class B shares
2010	10.26	(0.05)	1 .29	1 .24	–	–	–	11 .50	12 .09
2009	9.77	(0.01)	0 .50	0 .49	–	–	–	10 .26	5 .02
2008	17.62	–	( 5 .93)	( 5 .93)	–	( 1 .92)	(1.92)	9 .77	(37 .61)
2007	15.94	(0.05)	2 .11	2 .06	–	( 0 .38)	(0.38)	17 .62	13 .14
2006	14.32	(0.03)	1 .85	1 .82	–	( 0 .20)	(0.20)	15 .94	12 .82
Class C shares
2010	10.31	0.01	1 .31	1 .32	( 0 .03)	–	(0.03)	11 .60	12 .85
2009	9.85	0.04	0 .49	0 .53	( 0 .07)	–	( 0 .07)	10 .31	5 .53
2008	17.71	0.02	( 5 .96)	( 5 .94)	–	( 1 .92)	(1.92)	9 .85	(37 .46)
2007(e)	16.26	(0.03)	1 .48	1 .45	–	–	–	17 .71	8 .92 (f)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2010	8.67	0.07	1 .17	1 .24	( 0 .11)	–	(0.11)	9 .80	14 .37
2009	7.43	0.09	1 .30	1 .39	( 0 .15)	–	(0.15)	8 .67	19 .13
2008	17.33	0.16	( 7 .97)	( 7 .81)	( 0 .12)	( 1 .97)	(2.09)	7 .43	(50 .60)
2007	14.33	0.15	4 .26	4 .41	( 0 .14)	( 1 .27)	(1.41)	17 .33	33 .39
2006	11.43	0.11	3 .28	3 .39	( 0 .03)	( 0 .46)	(0.49)	14 .33	30 .57
Class B shares
2010	8.66	(0.03)	1 .15	1 .12	–	–	–	9 .78	12 .98
2009	7.37	0.01	1 .30	1 .31	( 0 .02)	–	(0.02)	8 .66	17 .84
2008	17.21	0.05	( 7 .92)	( 7 .87)	–	( 1 .97)	(1.97)	7 .37	(51 .01)
2007	14.26	–	4 .25	4 .25	( 0 .03)	( 1 .27)	(1.30)	17 .21	32 .17
2006	11.41	0.02	3 .29	3 .31	–	( 0 .46)	(0.46)	14 .26	29 .88
Class C shares
2010	8.67	0.03	1 .15	1 .18	( 0 .07)	–	(0.07)	9 .78	13 .61
2009	7.39	0.06	1 .29	1 .35	( 0 .07)	–	(0.07)	8 .67	18 .50
2008	17.22	0.09	( 7 .95)	( 7 .86)	–	( 1 .97)	(1.97)	7 .39	(50 .91)
2007(i)	13.71	0.03	3 .48	3 .51	–	–	–	17 .22	25 .60 (f)

.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

		Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Income to Average Net
(in thousands)	Average Net Assets	Assets	Portfolio Turnover Rate

$202,793	1.18%	0.76%	145 .0%
201,464	1.19	1.14	129 .9
218,451	1.00 (c)	1.03	121 .7
690,007	0.89 (c)	0.74	101 .4 (d)
95,018	1.20 (c)	0.70	92 .4

12,914	2.41	(0 .47)	145 .0
18,368	2.43	(0 .06)	129 .9
25,190	2.04 (c)	(0 .03)	121 .7
61,799	1.91 (c)	(0 .27)	101 .4 (d)
13,117	2.14 (c)	(0 .22)	92 .4

2,100	1.82 (c)	0.12	145 .0
1,967	1.82 (c)	0.48	129 .9
1,526	1.82 (c)	0.17	121 .7
2,480	1.82 (c),(g)	(0 .21) (g)	101 .4 (d),(g)

273,385	1.53	0.84	105 .9
273,110	1.58	1.26	115 .6
257,621	1.39 (c)	1.30	101 .5
699,188	1.30 (c)	0.99	111 .3 (h)
366,675	1.41 (c)	0.84	107 .5

18,477	2.68	(0 .32)	105 .9
23,810	2.69	0.17	115 .6
27,621	2.34 (c)	0.41	101 .5
74,783	2.26 (c)	0.01	111 .3 (h)
48,040	2.10 (c)	0.14	107 .5

11,618	2.08 (c)	0.29	105 .9
11,339	2.08 (c)	0.76	115 .6
11,322	2.08 (c)	0.73	101 .5
22,837	2.08 (c),(g)	0.24 (g)	111 .3 (g),(h)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.
(e) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.09 per share from January 10, 2007, through
January 16, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through
January 16, 2007.

.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,	Net Investment	Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Income	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	(Loss)(a)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
EQUITY INCOME FUND
Class A shares
2010	$14 .38	$0 .43	$2 .48	$2 .91	($0 .38)	$–	($0 .38)	$16.91	20 .49%
2009	13.81	0.39	0 .59	0 .98	( 0 .41)	–	( 0 .41)	14 .38	7 .45
2008	23.81	0.39	( 7 .96)	( 7 .57)	( 0 .39)	( 2 .04)	(2.43)	13 .81	(35 .04)
2007	22.43	0.37	2 .54	2 .91	( 0 .33)	( 1 .20)	(1.53)	23 .81	13 .59
2006	20.07	0.33	3 .00	3 .33	( 0 .34)	( 0 .63)	(0.97)	22 .43	17 .16
Class B shares
2010	14.25	0.28	2 .46	2 .74	( 0 .23)	–	(0.23)	16 .76	19 .33
2009	13.68	0.27	0 .58	0 .85	( 0 .28)	–	( 0 .28)	14 .25	6 .48
2008	23.62	0.23	( 7 .89)	( 7 .66)	( 0 .24)	( 2 .04)	(2.28)	13 .68	(35 .61)
2007	22.26	0.17	2 .53	2 .70	( 0 .14)	( 1 .20)	(1.34)	23 .62	12 .68
2006	19.93	0.15	2 .98	3 .13	( 0 .17)	( 0 .63)	(0.80)	22 .26	16 .16
Class C shares
2010	14.11	0.31	2 .43	2 .74	( 0 .26)	–	(0.26)	16 .59	19 .61
2009	13.55	0.29	0 .58	0 .87	( 0 .31)	–	( 0 .31)	14 .11	6 .68
2008	23.42	0.25	( 7 .82)	( 7 .57)	( 0 .26)	( 2 .04)	(2.30)	13 .55	(35 .55)
2007	22.08	0.19	2 .51	2 .70	( 0 .16)	( 1 .20)	(1.36)	23 .42	12 .72
2006	19.79	0.16	2 .96	3 .12	( 0 .20)	( 0 .63)	(0.83)	22 .08	16 .28
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2010	12.72	0.73	1 .71	2 .44	( 0 .76)	( 1 .05)	(1.81)	13 .35	21 .38
2009(i)	10.00	0.65	2 .72	3 .37	( 0 .65)	–	(0.65)	12 .72	35 .00 (f)
Class C shares
2010	12.68	0.63	1 .71	2 .34	( 0 .67)	( 1 .05)	(1.72)	13 .30	20 .44
2009(i)	10.00	0.57	2 .71	3 .28	( 0 .60)	–	(0.60)	12 .68	33 .99 (f)

.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Average Net Assets	Assets	Rate

$622,414	1.00%	– %	2 .73%	22 .1%
594,176	1.00	–	3 .02	35 .3
712,089	0.94	–	2 .06	75 .8
1,894,426	0.84	0.84 (c)	1 .60	85 .6 (d)
1,514,188	0.87	0.87 (c)	1 .56	81 .0

117,395	1.94	–	1 .79	22 .1
139,115	1.95	–	2 .09	35 .3
177,768	1.80	–	1 .24	75 .8
391,824	1.68	1.68 (c)	0 .76	85 .6 (d)
330,900	1.73	1.73 (c)	0 .70	81 .0

101,915	1.73	–	2 .00	22 .1
106,430	1.77	–	2 .27	35 .3
134,522	1.70	–	1 .33	75 .8
299,675	1.61	1.61 (c)	0 .83	85 .6 (d)
251,685	1.64	1.64 (c)	0 .79	81 .0

10	0.72 (g),(h)	–	2.97 (g)	22.1 (g)

630,204	1.16 (h)	–	5 .76	75 .5
8,591	1.25 (g),(h)	–	6 .07 (g)	182 .5 (g)

296,132	1.92 (h)	–	4 .98	75 .5
999	2.00 (g),(h)	–	5 .48 (g)	182 .5 (g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or custodian.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
(e) Period from December 15, 2008, date shares first offered, through October 31, 2009.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	Total Dividends	Net Asset Value,		Net Assets, End of
	Period	Income (Loss)	Investments	Operations	Income	and Distributions	End of Period	Total Return(b)	Period (in thousands)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2010	$5 .66	$0 .10(a)	$1 .35	$1 .45	($0 .28)	($0 .28)	$6 .83	26 .27%	$16,738
2009	5.04	0.11(a)	0.77	0 .88	( 0 .26)	( 0 .26)	5.66	18.84	5,635
2008	10.08	0.16(a)	(5.02)	( 4 .86)	( 0 .18)	( 0 .18)	5.04	(48.89) (d)	2,704
2007(e)	10.00	0.01(a)	0.07	0 .08	–	–	10.08	0 .80 (f)	2,139
Class C shares
2010	5.58	0.06(a)	1.31	1 .37	( 0 .24)	( 0 .24)	6.71	25.19	1,453
2009	4.99	0.08(a)	0.75	0 .83	( 0 .24)	( 0 .24)	5.58	18.05	1,420
2008	10.07	0.10(a)	(5.05)	( 4 .95)	( 0 .13)	( 0 .13)	4.99	(49.64)	932
2007(e)	10.00	– (a)	0 .07	0 .07	–	–	10.07	0 .70 (f)	1,546
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2010	10.89	0.42(a)	0.41	0 .83	( 0 .44)	( 0 .44)	11.28	7.82	422,993
2009	10.34	0.45(a)	0.57	1 .02	( 0 .47)	( 0 .47)	10.89	10.01	290,408
2008	10.54	0.46(a)	(0.17)	0 .29	( 0 .49)	( 0 .49)	10.34	2.72	83,376
2007	10.54	0.47(a)	0.01	0 .48	( 0 .48)	( 0 .48)	10.54	4.65	90,167
2006	10.53	0.44	0.04	0 .48	( 0 .47)	( 0 .47)	10.54	4.74	98,110
Class B shares
2010	10.89	0.33(a)	0.40	0 .73	( 0 .35)	( 0 .35)	11.27	6.86	36,773
2009	10.34	0.37(a)	0.57	0 .94	( 0 .39)	( 0 .39)	10.89	9.18	56,957
2008	10.53	0.39(a)	(0.17)	0 .22	( 0 .41)	( 0 .41)	10.34	2.06	39,613
2007	10.54	0.39(a)	–	0 .39	( 0 .40)	( 0 .40)	10 .53	3 .78	58,227
2006	10.52	0.37	0.05	0 .42	( 0 .40)	( 0 .40)	10.54	4.06	85,761
Class C shares
2010	10.88	0.33(a)	0.42	0 .75	( 0 .36)	( 0 .36)	11.27	6.97	75,290
2009	10.32	0.37(a)	0.58	0 .95	( 0 .39)	( 0 .39)	10.88	9.32	26,914
2008	10.52	0.39(a)	(0.18)	0 .21	( 0 .41)	( 0 .41)	10.32	1.99	6,118
2007	10.53	0.39(a)	0.01	0 .40	( 0 .41)	( 0 .41)	10.52	3.92	7,273
2006	10.51	0.37	0.05	0 .42	( 0 .40)	( 0 .40)	10.53	4.00	7,964

.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Net Investment
Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net	Portfolio Turnover
Average Net Assets	Average Net Assets	Assets	Rate

1.45%(c)	– %	1 .61%	194 .8%
1.45 (c)	–	2 .42	131 .1
1.45 (c)	–	2 .06	100 .9
1 .45 (c),(g)	–	1.31 (g)	86 .7 (g)

2.20 (c)	–	0 .95	194 .8
2.20 (c)	–	1 .76	131 .1
2.20 (c)	–	1 .23	100 .9
2 .20 (c),(g)	–	0.50 (g)	86 .7 (g)

0.84 (h)	–	3 .78	51 .2
0.89 (h)	–	4 .16	26 .6
0.91 (c)	–	4 .38	5 .3
0.91	0.93 (i)	4 .45	13 .6
0.91	0.91 (i)	4 .25	13 .0

1.65 (c)	–	3 .01	51 .2
1.65 (c)	–	3 .46	26 .6
1.65 (c)	–	3 .64	5 .3
1.66	1.68 (i)	3 .72	13 .6
1.66	1.66 (i)	3 .50	13 .0

1.63 (c)	–	2 .96	51 .2
1.63 (c)	–	3 .43	26 .6
1.63 (c)	–	3 .66	5 .3
1.63	1.93 (i)	3 .74	13 .6
1.63	1.63 (i)	3 .53	13 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(e) Period from October 1, 2007, date shares first offered, through October 31, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit and Underwriter's contractual distribution fee limit.
(i) Excludes expense reimbursement from Manager, Underwriter and/or custodian.

.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized and
	Value,		Unrealized Gain	Total From	Dividends from	Distributions		Net Asset
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Value, End of
	Period	Income (Loss)	Investments	Operations	Income	Gains	and Distributions	Period	Total Return(b)
HIGH YIELD FUND
Class A shares
2010	$7 .61	$0 .65(a)	$0 .58	$1 .23	($0 .66)	$–	($0 .66)	$8 .18	16 .87%
2009	6.11	0.62(a)	1 .54	2 .16	( 0 .66)	–	(0.66)	7 .61	37 .46
2008	8.75	0.59(a)	( 2 .39)	( 1 .80)	( 0 .60)	( 0 .24)	(0.84)	6 .11	(22 .40)
2007	8.79	0.59(a)	0 .21	0 .80	( 0 .66)	( 0 .18)	(0.84)	8 .75	9 .63
2006	8.23	0.61	0 .55	1 .16	( 0 .60)	–	(0.60)	8 .79	14 .63
Class B shares
2010	7.65	0.59(a)	0 .58	1 .17	( 0 .60)	–	(0.60)	8 .22	15 .86
2009	6.15	0.57(a)	1 .54	2 .11	( 0 .61)	–	(0.61)	7 .65	36 .15
2008	8.80	0.53(a)	( 2 .40)	( 1 .87)	( 0 .54)	( 0 .24)	(0.78)	6 .15	(23 .06)
2007	8.83	0.52(a)	0 .22	0 .74	( 0 .59)	( 0 .18)	(0.77)	8 .80	8 .82
2006	8.27	0.55	0 .55	1 .10	( 0 .54)	–	(0.54)	8 .83	13 .72
Class C shares
2010	7.66	0.59(a)	0 .58	1 .17	( 0 .60)	–	(0.60)	8 .23	15 .91
2009	6.14	0.57(a)	1 .56	2 .13	( 0 .61)	–	(0.61)	7 .66	36 .61
2008	8.79	0.53(a)	( 2 .40)	( 1 .87)	( 0 .54)	( 0 .24)	(0.78)	6 .14	(23 .06)
2007	8.83	0.52(a)	0 .22	0 .74	( 0 .60)	( 0 .18)	(0.78)	8 .79	8 .76
2006	8.27	0.55	0 .55	1 .10	( 0 .54)	–	(0.54)	8 .83	13 .74
INCOME FUND
Class A shares
2010	9.26	0.50(a)	0 .41	0 .91	( 0 .52)	–	(0.52)	9 .65	10 .14
2009	7.83	0.52(a)	1 .44	1 .96	( 0 .53)	–	(0.53)	9 .26	25 .80
2008	8.99	0.47(a)	( 1 .14)	( 0 .67)	( 0 .49)	–	(0.49)	7 .83	(7 .90)
2007	9.09	0.46(a)	( 0 .06)	0 .40	( 0 .50)	–	(0.50)	8 .99	4 .47
2006	9.05	0.48	0 .05	0 .53	( 0 .49)	–	(0.49)	9 .09	6 .02
Class B shares
2010	9.29	0.42(a)	0 .42	0 .84	( 0 .44)	–	(0.44)	9 .69	9 .32
2009	7.85	0.46(a)	1 .44	1 .90	( 0 .46)	–	(0.46)	9 .29	24 .95
2008	9.02	0.41(a)	( 1 .16)	( 0 .75)	( 0 .42)	–	(0.42)	7 .85	(8 .67)
2007	9.12	0.40(a)	( 0 .07)	0 .33	( 0 .43)	–	(0.43)	9 .02	3 .69
2006	9.08	0.41	0 .05	0 .46	( 0 .42)	–	(0.42)	9 .12	5 .23
Class C shares
2010	9.30	0.42(a)	0 .43	0 .85	( 0 .45)	–	(0.45)	9 .70	9 .35
2009	7.85	0.46(a)	1 .45	1 .91	( 0 .46)	–	(0.46)	9 .30	25 .07
2008	9.02	0.41(a)	( 1 .16)	( 0 .75)	( 0 .42)	–	(0.42)	7 .85	(8 .68)
2007	9.12	0.40(a)	( 0 .07)	0 .33	( 0 .43)	–	(0.43)	9 .02	3 .71
2006	9.08	0.41	0 .05	0 .46	( 0 .42)	–	(0.42)	9 .12	5 .23

.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Net Investment
Net Assets, End of Period (in	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net	Portfolio Turnover
thousands)	Average Net Assets	Average Net Assets	Assets	Rate

$2,001,283	0.94%	– %	8 .25%	77 .8%
1,543,091	0.95	–	9 .18	57 .0
770,504	0.92	–	7 .48	28 .8
809,318	0.85	0.85 (c)	6 .74	47 .4
422,747	0.90	0.90 (c)	7 .31	85 .0

72,591	1.74	–	7 .48	77 .8
75,011	1.75	–	8 .44	57 .0
49,432	1.71	–	6 .64	28 .8
82,104	1.65	1.68 (c)	5 .95	47 .4
83,143	1.66	1.66 (c)	6 .55	85 .0

490,173	1.67	–	7 .52	77 .8
336,498	1.68	–	8 .34	57 .0
121,038	1.70	–	6 .69	28 .8
139,417	1.63	1.63 (c)	5 .97	47 .4
76,883	1.65	1.65 (c)	6 .56	85 .0

273	0.73 (f),(g)	–	8 .11 (f)	77 .8 (f)

268,103	0.91 (d)	–	5 .28	13 .1
180,680	0.90 (d)	–	6 .09	30 .6
122,603	0.90 (d)	–	5 .32	15 .5
145,964	0.90	0.90 (c)	5 .13	15 .2
143,590	0.89	0.89 (c)	5 .27	26 .0

39,778	1.72 (d)	–	4 .51	13 .1
53,887	1.64 (d)	–	5 .39	30 .6
51,278	1.64 (d)	–	4 .57	15 .5
77,832	1.65	1.66 (c)	4 .38	15 .2
99,751	1.65	1.65 (c)	4 .51	26 .0

59,080	1.69 (d)	–	4 .50	13 .1
36,367	1.65 (d)	–	5 .30	30 .6
15,103	1.65 (d)	–	4 .59	15 .5
12,107	1.65	1.84 (c)	4 .37	15 .2
10,412	1.64	1.64 (c)	4 .52	26 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or custodian.
(d) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,	Net	Unrealized Gain	Total From	Dividends from	Distributions	Tax Return of			Net Asset
	Beginning of	Investment	(Loss) on	Investment	Net Investment	from Realized	Capital	Total Dividends	Redemption	Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	Gains	Distribution	and Distributions	Fees	End of Period
INFLATION PROTECTION FUND
Class A shares
2010	$7.62	$0.12	$0.68	$0 .80	($0 .13)	$–	$–	($0 .13)	$–	$8 .29
2009	7.15	0.12	0.36	0 .48	( 0 .01)	–	–	(0.01)	–	7.62
2008	9.53	0.49	(2.04)	( 1 .55)	( 0 .72)	–	( 0 .12)	(0.84)	0 .01	7 .15
2007	9.67	0.41	(0.14)	0 .27	( 0 .41)	–	–	(0.41)	–	9.53
2006	9.85	0.54	(0.21)	0 .33	( 0 .50)	( 0 .01)	–	(0.51)	–	9.67
Class C shares
2010	7.58	0.06	0.68	0 .74	( 0 .09)	–	–	(0.09)	–	8.23
2009	7.17	–	0.42	0 .42	( 0 .01)	–	–	(0.01)	–	7.58
2008	9.56	0.43	(2.05)	( 1 .62)	( 0 .67)	–	( 0 .10)	(0.77)	–	7.17
2007(e)	9.49	0.30	0.07	0 .37	( 0 .30)	–	–	(0.30)	–	9.56
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2010	20.73	0.08	4.93	5 .01	( 0 .05)	–	–	(0.05)	–	25 .69
2009	13.76	0.11	6.90	7 .01	( 0 .04)	–	–	(0.04)	–	20 .73
2008	39.50	0.21	(20.16)	( 19 .95)	( 0 .10)	( 5 .69)	–	(5.79)	–	13 .76
2007	24.63	0.25	16.45	16 .70	( 0 .08)	( 1 .75)	–	(1.83)	–	39 .50
2006	19.43	0.14	7.04	7 .18	( 0 .05)	( 1 .93)	–	(1.98)	–	24 .63
Class B shares
2010	20.01	(0.17)	4.76	4 .59	–	–	–	–	–	24 .60
2009	13.39	(0.05)	6.67	6 .62	–	–	–	–	–	20 .01
2008	38.83	(0.04)	(19.71)	( 19 .75)	–	( 5 .69)	–	(5.69)	–	13 .39
2007	24.37	–	16.21	16 .21	–	( 1 .75)	–	(1.75)	–	38 .83
2006	19.34	(0.04)	7.00	6 .96	–	( 1 .93)	–	(1.93)	–	24 .37
Class C shares
2010	20.36	(0.13)	4.83	4 .70	–	–	–	–	–	25 .06
2009	13.58	(0.01)	6.79	6 .78	–	–	–	–	–	20 .36
2008	39.30	(0.03)	(20.00)	( 20 .03)	–	( 5 .69)	–	(5.69)	–	13 .58
2007(h)	25.31	(0.01)	13.99	13 .98	–	–	–	–	0 .01	39 .30

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Expenses to Average	Ratio of Net Investment
	Net Assets, End of Period	Ratio of Expenses to	Net Assets (Excluding Reverse	Income to Average Net	Portfolio Turnover
Total Return(b)	(in thousands)	Average Net Assets	Repurchase Agreement Expense)	Assets	Rate

10.58%	$16,234	0.90%(c)	N/A	1 .55%	85 .3%
6.71	11,568	0.90 (c)	N/A	1 .60	109 .5
(17.81)	6,167	0.90 (c)	N/A	5 .54	32 .3
2.88	4,223	0.90 (c)	N/A	4 .34	88 .2
3.38	3,851	0.95 (c)	0 .95 (d)	5 .57	51 .4

9.76	3,195	1.65 (c)	N/A	0 .79	85 .3
5.81	1,488	1.65 (c)	N/A	0 .00	109 .5
(18.45)	1,808	1.65 (c)	N/A	4 .89	32 .3
4.00 (f)	838	1.65 (c),(g)	N/A	4 .06 (g)	88 .2 (g)

24.22	137,244	1.85	N/A	0 .33	102 .1
51.11	111,976	2.00	N/A	0 .71	133 .4
(58.51)	85,229	1.81	N/A	0 .78	127 .6
72.31	225,132	1.74	N/A	0 .86	141 .6
39.48	83,566	1.98	N/A	0 .63	134 .0

22.94	16,040	2.90	N/A	(0 .76)	102 .1
49.44	17,515	3.08	N/A	(0 .34)	133 .4
(58.91)	12,272	2.72	N/A	(0 .17)	127 .6
70.81	33,457	2.62	N/A	(0 .01)	141 .6
38.41	14,597	2.81	N/A	(0 .16)	134 .0

23.08	13,166	2.79 (c)	N/A	(0 .59)	102 .1
49.93	10,583	2.80 (c)	N/A	(0 .08)	133 .4
(58.91)	6,248	2.79 (c)	N/A	(0 .12)	127 .6
55.43 (f)	10,276	2.80 (c),(g)	N/A	(0 .01) (g)	141 .6 (g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(e) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through
January 16, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Redemption	Net Asset Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	Gains	and Distributions	Fees	End of Period
INTERNATIONAL GROWTH FUND
Class A shares
2010	$7.78	$0.06	$0 .96	$1 .02	($0 .10)	$–	($0 .10)	$–	$8 .70
2009	6.95	0.06	0 .89	0 .95	( 0 .12)	–	(0.12)	–	7.78
2008	15.53	0.12	( 7 .46)	( 7 .34)	( 0 .03)	( 1 .22)	(1.25)	0 .01	6 .95
2007(d)	15.00	(0.01)	0 .54	0 .53	–	–	–	–	15 .53
Class C shares
2010	7.79	–	0 .96	0 .96	( 0 .04)	–	(0.04)	–	8.71
2009	6.95	0.01	0 .88	0 .89	( 0 .05)	–	(0.05)	–	7.79
2008	15.52	0.02	( 7 .37)	( 7 .35)	–	( 1 .22)	(1.22)	–	6.95
2007(d)	15.00	(0.02)	0 .54	0 .52	–	–	–	–	15 .52
LARGECAP BLEND FUND II
Class A shares
2010	7.94	0.04	1 .09	1 .13	( 0 .04)	–	(0.04)	–	9.03
2009	7.22	0.05	0 .73	0 .78	( 0 .06)	–	(0.06)	–	7.94
2008	12.45	0.06	( 4 .22)	( 4 .16)	( 0 .03)	( 1 .04)	(1.07)	–	7.22
2007	11.41	0.04	1 .61	1 .65	( 0 .04)	( 0 .57)	(0.61)	–	12 .45
2006	10.35	0.05	1 .47	1 .52	( 0 .02)	( 0 .44)	(0.46)	–	11 .41
Class B shares
2010	7.82	(0.04)	1 .05	1 .01	–	–	–	–	8.83
2009	7.10	–	0.72	0.72	–	–	–	–	7.82
2008	12.33	(0.02)	( 4 .17)	( 4 .19)	–	( 1 .04)	(1.04)	–	7.10
2007	11.33	(0.04)	1 .61	1 .57	–	( 0 .57)	(0.57)	–	12 .33
2006	10.32	(0.02)	1 .47	1 .45	–	( 0 .44)	(0.44)	–	11 .33
Class C shares
2010	7.87	(0.02)	1 .08	1 .06	( 0 .01)	–	(0.01)	–	8.92
2009	7.13	0.02	0 .72	0 .74	–	–	–	–	7.87
2008	12.38	(0.02)	( 4 .19)	( 4 .21)	–	( 1 .04)	(1.04)	–	7.13
2007(g)	11.37	(0.06)	1 .07	1 .01	–	–	–	–	12 .38

.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Net Investment
	Net Assets, End of Period	Ratio of Expenses to	Income to Average Net	Portfolio Turnover
Total Return(b)	(in thousands)	Average Net Assets	Assets	Rate

13.25%	$6,819	1.59%(c)	0 .76%	153 .8%
13.92	4,792	1.60 (c)	0 .87	137 .7
(51.07)	1,760	1.60 (c)	1 .03	125 .2
3.53 (e)	375	1.60 (c),(f)	(0 .47) (f)	129 .4 (f)

12.34	575	2.35 (c)	0 .01	153 .8
(12.86)	437	2.35 (c)	0 .12	137 .7
(51.14)	246	2.35 (c)	0 .22	125 .2
3.47 (e)	22	2.35 (c),(f)	(1 .36) (f)	129 .4 (f)

14.27	14,055	1.44 (c)	0 .50	36 .2
11.03	37,739	1.67 (c)	0 .77	79 .8
(36.29)	37,841	1.35	0 .61	60 .0
15.07	68,879	1.40	0 .32	53 .2
15.08	59,400	1.40	0 .45	52 .1

12.92	3,561	2.40 (c)	(0 .45)	36 .2
10.14	12,229	2.52 (c)	(0 .06)	79 .8
(36.82)	14,273	2.16	(0 .19)	60 .0
14.37	27,824	2.09	(0 .37)	53 .2
14.40	25,615	2.00	(0 .15)	52 .1

13.53	508	2.18 (c)	(0 .24)	36 .2
10.38	1,100	2.19 (c)	0 .24	79 .8
(36.84)	922	2.20 (c)	(0 .25)	60 .0
8.88 (e)	1,182	2.20 (c),(f)	(0 .65) (f)	53 .2 (f)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Period from October 1, 2007, date shares first offered, through October 31, 2007.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.15 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized and
	Value,		Unrealized Gain	Total From	Dividends from	Distributions	Tax Return of		Net Asset
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Capital	Total Dividends	Value, End of
	Period	Income (Loss)(a)	Investments	Operations	Income	Gains	Distribution	and Distributions	Period
LARGECAP GROWTH FUND
Class A shares
2010	$6 .26	($0 .04)	$1 .32	$1 .28	$–	$–	$–	$–	$7 .54
2009	6.09	(0.03)	0 .20	0 .17	–	–	–	–	6.26
2008	9.96	–	( 3 .70)	( 3 .70)	–	( 0 .15)	(0.02)	( 0 .17)	6 .09
2007	7.78	(0.01)	2 .30	2 .29	( 0 .01)	( 0 .10)	–	( 0 .11)	9 .96
2006	7.09	–	0 .69	0 .69	–	–	–	–	7.78
Class B shares
2010	6.03	(0.11)	1 .26	1 .15	–	–	–	–	7.18
2009	5.91	(0.07)	0 .19	0 .12	–	–	–	–	6.03
2008	9.76	(0.08)	( 3 .60)	( 3 .68)	–	( 0 .15)	(0.02)	( 0 .17)	5 .91
2007	7.69	(0.09)	2 .26	2 .17	–	( 0 .10)	–	( 0 .10)	9 .76
2006	7.07	(0.06)	0 .68	0 .62	–	–	–	–	7.69
Class C shares
2010	6.13	(0.09)	1 .29	1 .20	–	–	–	–	7.33
2009	6.00	(0.07)	0 .20	0 .13	–	–	–	–	6.13
2008	9.90	(0.07)	( 3 .66)	( 3 .73)	–	( 0 .15)	(0.02)	( 0 .17)	6 .00
2007(e)	8.15	(0.07)	1 .82	1 .75	–	–	–	–	9.90
LARGECAP GROWTH FUND I
Class A shares
2010	6.77	(0.05)	1 .58	1 .53	–	–	–	–	8.30
2009	5.32	(0.06)	1 .51	1 .45	–	–	–	–	6.77
2008	9.45	(0.06)	( 3 .67)	( 3 .73)	–	( 0 .40)	–	( 0 .40)	5 .32
2007	8.27	(0.05)	1 .60	1 .55	–	( 0 .37)	–	( 0 .37)	9 .45
2006	8.08	(0.02)	0 .52	0 .50	–	( 0 .31)	–	( 0 .31)	8 .27
Class B shares
2010	6.49	(0.14)	1 .48	1 .34	–	–	–	–	7.83
2009	5.16	(0.12)	1 .45	1 .33	–	–	–	–	6.49
2008	9.25	(0.13)	( 3 .56)	( 3 .69)	–	( 0 .40)	–	( 0 .40)	5 .16
2007	8.18	(0.12)	1 .56	1 .44	–	( 0 .37)	–	( 0 .37)	9 .25
2006	8.06	(0.09)	0 .52	0 .43	–	( 0 .31)	–	( 0 .31)	8 .18
Class C shares
2010	6.76	(0.10)	1 .56	1 .46	–	–	–	–	8.22
2009	5.32	(0.07)	1 .51	1 .44	–	–	–	–	6.76
2008	9.50	(0.11)	( 3 .67)	( 3 .78)	–	( 0 .40)	–	( 0 .40)	5 .32
2007(j)	8.55	(0.10)	1 .05	0 .95	–	–	–	–	9.50

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

				Ratio of Net Investment
	Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
Total Return(b)	(in thousands)	Average Net Assets	Average Net Assets	Assets	Portfolio Turnover Rate

20.45%	$323,663	1.35%	– %	(0 .65)%	65 .5%
2 .79	287,902	1.38 (c)	–	(0 .46)	86 .5
(37.78)	321,555	1.21 (c)	–	(0 .02)	88 .8
29 .78	535,659	1.19 (c)	–	(0 .09)	113 .1 (d)
9 .73	280,969	1.13	–	0 .06	93 .5

19 .07	18,486	2.42	–	(1 .73)	65 .5
2 .03	22,560	2.30 (c)	–	(1 .34)	86 .5
(38.36)	31,802	2.13 (c)	–	(0 .91)	88 .8
28 .52	94,254	2.12 (c)	–	(1 .06)	113 .1 (d)
8 .77	28,890	2.03	–	(0 .85)	93 .5

19 .58	11,368	2.08	–	(1 .38)	65 .5
2 .17	9,067	2.13 (c)	–	(1 .21)	86 .5
(38.32)	9,311	2.02 (c)	–	(0 .89)	88 .8
21.47 (f)	8,037	2.03 (c),(g)	–	(1 .06) (g)	113.1 (d),(g)

5.05 (f)	11	0.84 (c),(g)	–	0.07 (g)	65.5 (g)

22 .60	16,672	1.48	1 .55 (i)	(0 .66)	49 .8
27 .26	39,354	1.94 (c)	–	(1 .04)	98 .9
(41.07)	30,125	1.57	–	(0 .83)	64 .5
19 .42	55,689	1.59	–	(0 .57)	47 .7
6 .12	48,815	1.56	–	(0 .30)	58 .5

20 .65	1,779	2.79	2 .93 (i)	(1 .98)	49 .8
25 .78	5,317	3.17 (c)	–	(2 .27)	98 .9
(41.54)	5,467	2.47	–	(1 .73)	64 .5
18 .25	12,656	2.50	–	(1 .46)	47 .7
5 .24	13,696	2.39	–	(1 .12)	58 .5

21 .60	758	2.16	3 .53 (i)	(1 .36)	49 .8
27 .07	998	2.19 (c)	–	(1 .30)	98 .9
(41.39)	415	2.20 (c)	–	(1 .46)	64 .5
11.11 (f)	652	2.20 (c),(g)	–	(1 .44) (g)	47 .7 (g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(e) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through
January 16, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, throughJanuary 16, 2007.
(i) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
LARGECAP GROWTH FUND II
Class A shares
2010	$6 .66	($0 .01)	$0 .98	$0 .97	$–	$–	$–	$7 .63	14 .56%
2009	5.87	(0.02)	0 .81	0 .79	–	–	–	6 .66	13 .46
2008	9.91	(0.04)	( 3 .07)	( 3 .11)	( 0 .93)	–	(0.93)	5 .87	(34 .55)
2007	8.92	(0.05)	1 .77	1 .72	( 0 .73)	–	(0.73)	9 .91	20 .74
2006	8.15	(0.05)	0 .91	0 .86	( 0 .09)	–	(0.09)	8 .92	10 .61
Class C shares
2010	6.51	(0.06)	0 .95	0 .89	–	–	–	7 .40	13 .67
2009	5.78	(0.06)	0 .79	0 .73	–	–	–	6 .51	12 .63
2008	9.84	(0.10)	( 3 .03)	( 3 .13)	( 0 .93)	–	(0.93)	5 .78	(35 .04)
2007(e)	8.52	(0.10)	1 .42	1 .32	–	–	–	9 .84	15 .49 (f)
LARGECAP S&P 500 INDEX FUND
Class A shares
2010	7.31	0.11	1 .03	1 .14	( 0 .10)	–	(0.10)	8 .35	15 .72
2009	6.85	0.11	0 .48	0 .59	( 0 .13)	–	(0.13)	7 .31	9 .03
2008	11.06	0.15	( 4 .10)	( 3 .95)	( 0 .14)	( 0 .12)	(0.26)	6 .85	(36 .55)
2007	9.86	0.14	1 .21	1 .35	( 0 .12)	( 0 .03)	(0.15)	11 .06	13 .86
2006	8.66	0.12	1 .22	1 .34	( 0 .10)	( 0 .04)	(0.14)	9 .86	15 .54
Class C shares
2010	7.25	0.06	1 .03	1 .09	( 0 .08)	–	(0.08)	8 .26	15 .06
2009	6.81	0.08	0 .46	0 .54	( 0 .10)	–	(0.10)	7 .25	8 .11
2008	10.99	0.08	( 4 .07)	( 3 .99)	( 0 .07)	( 0 .12)	(0.19)	6 .81	(36 .92)
2007(h)	10.12	0.05	0 .82	0 .87	–	–	–	10 .99	8 .60 (f)

.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

		Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Income to Average Net
(in thousands)	Average Net Assets	Assets	Portfolio Turnover Rate

$2,005	1.69%(c)	(0 .13)%	70 .8%
3,188	1.69 (c)	(0 .26)	140 .0
1,107	1.70 (c)	(0 .53)	132 .4
1,235	1.70 (c)	(0 .55)	138 .3 (d)
595	1.70 (c)	(0 .58)	143 .4

344	2.44 (c)	(0 .89)	70 .8
531	2.44 (c)	(0 .97)	140 .0
374	2.45 (c)	(1 .28)	132 .4
418	2.45 (c),(g)	(1 .38) (g)	138 .3 (d),(g)

154,529	0.70	1.35	8 .0
55,393	0.79	1.69	7 .6
53,542	0.65	1.57	8 .2
90,317	0.66	1.34	5 .6
78,995	0.67	1.31	3 .7

5,898	1.30 (c)	0.75	8 .0
3,898	1.30 (c)	1.20	7 .6
2,428	1.30 (c)	0.92	8 .2
2,691	1.30 (c),(g)	0.56 (g)	5 .6 (g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.
(e) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.27 per share from January 10, 2007, through
January 16, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
LARGECAP VALUE FUND
Class A shares
2010	$7.84	$0.09	$0 .99	$1 .08	($0 .12)	$–	($0 .12)	$8 .80	13 .81%
2009	7.93	0.14	( 0 .07)	0 .07	( 0 .16)	–	(0.16)	7 .84	1 .01
2008	13.53	0.19	( 4 .59)	( 4 .40)	( 0 .16)	( 1 .04)	(1.20)	7 .93	(35 .48)
2007	13.11	0.19	1 .00	1 .19	( 0 .17)	( 0 .60)	(0.77)	13 .53	9 .47
2006	11.34	0.18	1 .98	2 .16	( 0 .10)	( 0 .29)	(0.39)	13 .11	19 .53
Class B shares
2010	7.80	(0.02)	0 .98	0 .96	–	–	–	8 .76	12 .35
2009	7.87	0.04	( 0 .07)	( 0 .03)	( 0 .04)	–	(0.04)	7 .80	(0 .37)
2008	13.42	0.09	( 4 .57)	( 4 .48)	( 0 .03)	( 1 .04)	(1.07)	7 .87	(36 .08)
2007	13.00	0.04	1 .01	1 .05	( 0 .03)	( 0 .60)	(0.63)	13 .42	8 .37
2006	11.33	0.06	1 .96	2 .02	( 0 .06)	( 0 .29)	(0.35)	13 .00	18 .18
Class C shares
2010	7.76	0.03	0 .99	1 .02	( 0 .08)	–	(0.08)	8 .70	13 .14
2009	7.89	0.09	( 0 .08)	0 .01	( 0 .14)	–	(0.14)	7 .76	0 .28
2008	13.44	0.11	( 4 .55)	( 4 .44)	( 0 .07)	( 1 .04)	(1.11)	7 .89	(35 .81)
2007(d)	12.80	0.05	0 .59	0 .64	–	–	–	13 .44	5 .00 (e)
LARGECAP VALUE FUND III
Class A shares
2010	8.71	0.10	1 .05	1 .15	( 0 .12)	–	(0.12)	9 .74	13 .29
2009	8.47	0.13	0 .26	0 .39	( 0 .15)	–	(0.15)	8 .71	4 .79
2008	15.88	0.22	( 6 .50)	( 6 .28)	( 0 .19)	( 0 .94)	(1.13)	8 .47	(42 .36)
2007	15.58	0.18	0 .97	1 .15	( 0 .14)	( 0 .71)	(0.85)	15 .88	7 .63
2006	13.51	0.16	2 .51	2 .67	( 0 .09)	( 0 .51)	(0.60)	15 .58	20 .40
Class B shares
2010	8.72	0.03	1 .05	1 .08	( 0 .05)	–	(0.05)	9 .75	12 .38
2009	8.42	0.08	0 .25	0 .33	( 0 .03)	–	(0.03)	8 .72	3 .97
2008	15.81	0.11	( 6 .47)	( 6 .36)	( 0 .09)	( 0 .94)	(1.03)	8 .42	(42 .87)
2007	15.54	0.06	0 .96	1 .02	( 0 .04)	( 0 .71)	(0.75)	15 .81	6 .74
2006	13.47	0.07	2 .51	2 .58	–	( 0 .51)	(0.51)	15 .54	19 .67
Class C shares
2010	8.70	0.03	1 .05	1 .08	( 0 .06)	–	(0.06)	9 .72	12 .49
2009	8.43	0.07	0 .25	0 .32	( 0 .05)	–	(0.05)	8 .70	3 .92
2008	15.80	0.11	( 6 .46)	( 6 .35)	( 0 .08)	( 0 .94)	(1.02)	8 .43	(42 .78)
2007(g)	15.39	0.02	0 .39	0 .41	–	–	–	15 .80	2 .66 (e)

.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

		Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Assets	Rate

$159,592	1.03%	1.05%	192 .9%
152,407	1.11	1.91	170 .2
171,897	0.97	1.78	132 .1
298,926	0.94	1.41	100 .3
295,285	0.90	1.50	92 .8

6,025	2.38	(0 .28)	192 .9
7,575	2.42	0.62	170 .2
9,598	1.96	0.80	132 .1
20,306	2.01	0.34	100 .3
23,025	1.88	0.52	92 .8

1,581	1.70 (c)	0.36	192 .9
1,300	1.70 (c)	1.31	170 .2
1,130	1.70 (c)	1.02	132 .1
1,043	1.70 (c),(f)	0.44 (f)	100 .3 (f)

10,361	1.14 (c)	1.04	80 .6
30,568	1.15 (c)	1.70	98 .7
32,423	1.43	1.81	55 .3
69,156	1.41	1.17	29 .2
64,815	1.41	1.10	20 .7

2,483	1.89 (c)	0.29	80 .6
7,596	1.90 (c)	0.99	98 .7
10,135	2.30	0.94	55 .3
23,269	2.18	0.40	29 .2
23,374	2.05	0.46	20 .7

343	1.89 (c)	0.29	80 .6
866	1.90 (c)	0.94	98 .7
884	2.25 (c)	0.95	55 .3
1,363	2.25 (c),(f)	0.13 (f)	29 .2 (f)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through
January 16, 2007.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
MIDCAP BLEND FUND
Class A shares
2010	$10 .45	$0 .09	$2 .53	$2 .62	($0 .04)	$–	($0 .04)	$13.03	25 .12%
2009	9.54	–	1.43	1.43	–	( 0 .52)	(0.52)	10 .45	16 .52
2008	15.97	(0.01)	( 4 .94)	( 4 .95)	–	( 1 .48)	(1.48)	9 .54	(33 .98)
2007	14.89	0.01	2 .52	2 .53	( 0 .03)	( 1 .42)	(1.45)	15 .97	18 .27
2006	13.78	0.04	1 .81	1 .85	( 0 .03)	( 0 .71)	(0.74)	14 .89	13 .87
Class B shares
2010	10.24	(0.03)	2 .48	2 .45	–	–	–	12 .69	23 .93
2009	9.46	(0.09)	1 .39	1 .30	–	( 0 .52)	(0.52)	10 .24	15 .21
2008	15.92	(0.06)	( 4 .92)	( 4 .98)	–	( 1 .48)	(1.48)	9 .46	(34 .31)
2007	14.86	(0.04)	2 .52	2 .48	–	( 1 .42)	(1.42)	15 .92	17 .93
2006	13.76	–	1.81	1.81	–	( 0 .71)	(0.71)	14 .86	13 .60
Class C shares
2010	10.18	–	2 .46	2 .46	( 0 .02)	–	(0.02)	12 .62	24 .22
2009	9.38	(0.07)	1 .39	1 .32	–	( 0 .52)	(0.52)	10 .18	15 .57
2008	15.86	(0.12)	( 4 .88)	( 5 .00)	–	( 1 .48)	(1.48)	9 .38	(34 .58)
2007(d)	14.20	(0.12)	1 .78	1 .66	–	–	–	15 .86	11 .69 (e)
MIDCAP GROWTH FUND III
Class A shares
2010	7.20	(0.07)	2 .06	1 .99	–	–	–	9 .19	27 .64
2009	6.20	(0.06)	1 .06	1 .00	–	–	–	7 .20	16 .13
2008	11.99	(0.10)	( 4 .92)	( 5 .02)	–	( 0 .77)	(0.77)	6 .20	(44 .68)
2007	9.46	(0.12)	2 .93	2 .81	–	( 0 .28)	(0.28)	11 .99	30 .43
2006	8.77	(0.09)	0 .85	0 .76	–	( 0 .07)	(0.07)	9 .46	8 .64
Class B shares
2010	6.97	(0.13)	1 .98	1 .85	–	–	–	8 .82	26 .54
2009	6.04	(0.10)	1 .03	0 .93	–	–	–	6 .97	15 .40
2008	11.78	(0.17)	( 4 .80)	( 4 .97)	–	( 0 .77)	(0.77)	6 .04	(45 .07)
2007	9.36	(0.20)	2 .90	2 .70	–	( 0 .28)	(0.28)	11 .78	29 .55
2006	8.75	(0.16)	0 .84	0 .68	–	( 0 .07)	(0.07)	9 .36	7 .74
Class C shares
2010	7.08	(0.13)	2 .03	1 .90	–	–	–	8 .98	26 .84
2009	6.15	(0.10)	1 .03	0 .93	–	–	–	7 .08	15 .12
2008	11.99	(0.17)	( 4 .90)	( 5 .07)	–	( 0 .77)	(0.77)	6 .15	(45 .12)
2007(i)	9.79	(0.17)	2 .37	2 .20	–	–	–	11 .99	22 .47 (e)

.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	to Average Net Assets	Assets	Rate

$542,687	1.14%(c)	– %	0 .80%	26 .7%
435,797	1.23 (c)	–	0 .02	12 .9
362,130	1.06 (c)	–	(0 .05)	26 .8
596,568	1.02 (c)	–	0 .03	30 .6
549,528	1.02 (c)	–	0 .28	43 .4

37,441	2.13 (c)	–	(0 .25)	26 .7
42,993	2.27 (c)	–	(1 .01)	12 .9
35,769	1.50 (c)	–	(0 .48)	26 .8
69,393	1.32 (c)	–	(0 .26)	30 .6
68,090	1.32 (c)	–	(0 .02)	43 .4

21,342	1.95 (c)	–	0 .04	26 .7
10,048	1.95 (c)	–	(0 .73)	12 .9
3,639	1.95 (c)	–	(0 .94)	26 .8
3,914	1.95 (c),(f)	–	(0 .98) (f)	30 .6 (f)

91	0.86 (c),(f)	–	0.77 (f)	26.7 (f)

10,150	1.73	1.84 (h)	(0 .90)	98 .1
26,926	1.74	1.98 (h)	(0 .92)	126 .2
21,252	1.73 (c)	–	(1 .05)	167 .3
39,400	1.75 (c)	–	(1 .17)	144 .9
27,926	1.75 (c)	–	(0 .97)	145 .8

1,772	2.48 (c)	–	(1 .64)	98 .1
5,206	2.49 (c)	–	(1 .66)	126 .2
5,477	2.50 (c)	–	(1 .81)	167 .3
12,895	2.50 (c)	–	(1 .91)	144 .9
10,516	2.50 (c)	–	(1 .71)	145 .8

815	2.48 (c)	–	(1 .66)	98 .1
1,513	2.49 (c)	–	(1 .69)	126 .2
778	2.50 (c)	–	(1 .82)	167 .3
1,070	2.50 (c),(f)	–	(1 .94) (f)	144 .9 (f)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through
January 16, 2007.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.17 per share from January 10, 2007, throughJanuary 16, 2007.
(h) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized and
	Value,		Unrealized Gain	Total From	Dividends from
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	Total Dividends	Redemption	Net Asset Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	and Distributions	Fees	End of Period	Total Return(b)
MIDCAP VALUE FUND I
Class A shares
2010	$9.66	$0.10	$2 .44	$2 .54	($0 .08)	($0 .08)	$–	$12.12	26 .42%
2009(d)	6.24	0.03	3 .39	3 .42	–	–	–	9 .66	54 .81 (e)
Class B shares
2010	9.61	0.02	2 .42	2 .44	( 0 .04)	( 0 .04)	0.01	12 .02	25 .50
2009(d)	6.24	(0.01)	3 .38	3 .37	–	–	–	9 .61	54 .01 (e)
Class C shares
2010	9.61	0.02	2 .42	2 .44	( 0 .04)	( 0 .04)	–	12 .01	25 .49
2009(d)	6.24	(0.01)	3 .38	3 .37	–	–	–	9 .61	54 .01 (e)
MONEY MARKET FUND
Class A shares
2010	1.00	–	–	–	–	–	–	1 .00	0 .00
2009	1.00	0.01	( 0 .01)	–	–	–	–	1 .00	0 .47
2008	1.00	0.03	–	0 .03	( 0 .03)	( 0 .03)	–	1 .00	3 .02
2007	1.00	0.05	–	0 .05	( 0 .05)	( 0 .05)	–	1 .00	5 .02
2006	1.00	0.04	–	0 .04	( 0 .04)	( 0 .04)	–	1 .00	4 .41
Class B shares
2010	1.00	–	–	–	–	–	–	1 .00	0 .00
2009	1.00	–	–	–	–	–	–	1 .00	0 .16
2008	1.00	0.02	–	0 .02	( 0 .02)	( 0 .02)	–	1 .00	2 .03
2007	1.00	0.04	–	0 .04	( 0 .04)	( 0 .04)	–	1 .00	4 .04
2006	1.00	0.03	–	0 .03	( 0 .03)	( 0 .03)	–	1 .00	2 .90
Class C shares
2010	1.00	–	–	–	–	–	–	1 .00	0 .00
2009	1.00	–	–	–	–	–	–	1 .00	0 .21
2008	1.00	0.02	–	0 .02	( 0 .02)	( 0 .02)	–	1 .00	2 .08
2007(i)	1.00	0.03	–	0 .03	( 0 .03)	( 0 .03)	–	1 .00	2 .94 (e)

.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Average Net Assets	Assets	Rate

$3,133	1.33%(c)	– %	0 .94%	83 .6%
5,996	1 .34 (c),(f)	–	0.53 (f)	95.7 (f)

485	2.08 (c)	–	0 .20	83 .6
1,063	2 .09 (c),(f)	–	(0 .21) (f)	95 .7 (f)

742	2.08 (c)	–	0 .20	83 .6
1,091	2 .09 (c),(f)	–	(0 .23) (f)	95 .7 (f)

505,252	0.35	0.54 (g)	0 .00	0 .0
637,007	0.55	0.58 (g)	0 .51	0 .0
775,670	0.50 (c)	–	3.19	0.0
1,953,474	0.44 (c)	–	4.91	0.0
431,696	0.54 (c)	–	4.35	0.0

36,068	0.35	1.63 (h)	0 .00	0 .0
66,726	0.89	1.62 (h)	0 .17	0 .0
87,353	1.50 (c)	–	1.87	0.0
33,265	1.41 (c)	–	3.95	0.0
2,976	1.98 (c)	–	2.90	0.0

20,638	0.35	1.68 (h)	0 .00	0 .0
30,747	0.83	1.63 (h)	0 .23	0 .0
42,966	1.44 (c)	–	1.84	0.0
11,214	1 .70 (c),(f)	–	3 .67 (f)	0 .0 (f)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Period from March 2, 2009, date shares first offered, through October 31, 2009.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Excludes expense reimbursement from Manager and/or Underwriter.
(i) Period from January 16, 2007, date shares first offered, through October 31, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	Distributions from	Total Dividends	Net Asset Value,
	Period	Income (Loss)	Investments	Operations	Income	Realized Gains	and Distributions	End of Period	Total Return(b)
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2010	$32 .55	$0 .50(a)	$4 .50	$5 .00	($0 .17)	($0 .22)	($0 .39)	$37.16	15 .46%
2009	30.71	0.18(a)	3 .34	3 .52	( 0 .16)	( 1 .52)	(1.68)	32 .55	12 .58
2008	49.35	0.23(a)	( 15 .43)	( 15 .20)	( 0 .23)	( 3 .21)	(3.44)	30 .71	(32 .95)
2007	43.09	0.30(a)	7 .13	7 .43	( 0 .18)	( 0 .99)	(1.17)	49 .35	17 .59
2006	38.99	0.18	5 .02	5 .20	( 0 .13)	( 0 .97)	(1.10)	43 .09	13 .50
Class B shares
2010	27.81	0.10(a)	3 .86	3 .96	–	( 0 .22)	(0.22)	31 .55	14 .31
2009	26.58	( 0 .10)(a)	2 .85	2 .75	–	( 1 .52)	(1.52)	27 .81	11 .42
2008	43.33	( 0 .14)(a)	( 13 .40)	( 13 .54)	–	( 3 .21)	(3.21)	26 .58	(33 .59)
2007	38.16	( 0 .10)(a)	6 .26	6 .16	–	( 0 .99)	(0.99)	43 .33	16 .46
2006	34.84	(0.18)	4 .47	4 .29	–	( 0 .97)	(0.97)	38 .16	12 .45
Class C shares
2010	27.94	0.16(a)	3 .85	4 .01	–	( 0 .22)	(0.22)	31 .73	14 .42
2009	26.71	( 0 .11)(a)	2 .86	2 .75	–	( 1 .52)	(1.52)	27 .94	11 .36
2008	43.53	( 0 .14)(a)	( 13 .47)	( 13 .61)	–	( 3 .21)	(3.21)	26 .71	(33 .60)
2007	38.31	( 0 .08)(a)	6 .29	6 .21	–	( 0 .99)	(0.99)	43 .53	16 .56
2006	34.94	(0.16)	4 .50	4 .34	–	( 0 .97)	(0.97)	38 .31	12 .53

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
(in thousands)	Average Net Assets	Average Net Assets	Assets	Portfolio Turnover Rate

$409,697	1.04%	– %	1 .43%	15 .3%
375,874	1 .07	–	0 .65	23 .8
390,075	0 .93	–	0.57	9.7
956,005	0 .83	0 .83 (c)	0 .63	17 .6
880,755	0 .85	0 .85 (c)	0 .44	15 .0

62,508	2.07	–	0 .34	15 .3
80,421	2.12	–	(0 .39)	23 .8
92,828	1.88	–	(0 .41)	9 .7
185,705	1 .74	1 .74 (c)	(0 .27)	17 .6
184,340	1 .78	1 .78 (c)	(0 .49)	15 .0

19,689	1.96	–	0 .52	15 .3
15,610	2.15	–	(0 .46)	23 .8
12,632	1.87	–	(0 .40)	9 .7
22,174	1.69	1.74 (c)	(0 .23)	17 .6
21,039	1.69	1.69 (c)	(0 .40)	15 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized and
	Value,	Net Investment Unrealized Gain		Total From	Dividends from	Distributions
	Beginning of	Income	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	(Loss)(a)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2010	$9 .90	$0 .25	$1 .33	$1 .58	($0 .29)	$–	($0 .29)	$11.19	16 .25%
2009	9.24	0.25	1 .02	1 .27	(0 .31)	(0 .30)	(0 .61)	9 .90	15 .03
2008	14.23	0.43	(4 .75)	(4 .32)	(0 .44)	(0 .23)	(0 .67)	9 .24	(31 .75)
2007	13.28	0.37	1 .00	1 .37	(0 .35)	(0 .07)	(0 .42)	14 .23	10 .62
2006	12.11	0.32	1 .08	1 .40	(0 .15)	(0 .08)	(0 .23)	13 .28	11 .78
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2010	10 .09	0 .22	1 .47	1 .69	(0 .26)	–	(0 .26)	11 .52	16 .97
2009	9.35	0.23	1 .12	1 .35	(0 .25)	(0 .36)	(0 .61)	10 .09	15 .75
2008	15.16	0.37	(5 .49)	(5 .12)	(0 .40)	(0 .29)	(0 .69)	9 .35	(35 .25)
2007	13.75	0.31	1 .54	1 .85	(0 .35)	(0 .09)	(0 .44)	15 .16	13 .75
2006	12.28	0.25	1 .48	1 .73	(0 .16)	(0 .10)	(0 .26)	13 .75	14 .34
Class B shares
2010	10 .08	0 .15	1 .47	1 .62	(0 .19)	–	(0 .19)	11 .51	16 .21
2009	9.33	0.17	1 .10	1 .27	(0 .16)	(0 .36)	(0 .52)	10 .08	14 .74
2008	15.12	0.32	(5 .52)	(5 .20)	(0 .30)	(0 .29)	(0 .59)	9 .33	(35 .71)
2007	13.72	0.21	1 .52	1 .73	(0 .24)	(0 .09)	(0 .33)	15 .12	12 .80
2006	12.24	0.14	1 .50	1 .64	(0 .06)	(0 .10)	(0 .16)	13 .72	13 .57
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2010	9.80	0.19	1 .53	1 .72	(0 .22)	–	(0 .22)	11 .30	17 .79
2009	9.08	0.19	1 .09	1 .28	(0 .20)	(0 .36)	(0 .56)	9 .80	15 .44
2008	15.30	0.36	(5 .87)	(5 .51)	(0 .39)	(0 .32)	(0 .71)	9 .08	(37 .66)
2007	13.64	0.26	1 .81	2 .07	(0 .31)	(0 .10)	(0 .41)	15 .30	15 .55
2006	12.07	0.18	1 .66	1 .84	(0 .15)	(0 .12)	(0 .27)	13 .64	15 .46
Class B shares
2010	9.83	0.12	1 .52	1 .64	(0 .15)	–	(0 .15)	11 .32	16 .86
2009	9.08	0.14	1 .08	1 .22	(0 .11)	(0 .36)	(0 .47)	9 .83	14 .57
2008	15.28	0.30	(5 .90)	(5 .60)	(0 .28)	(0 .32)	(0 .60)	9 .08	(38 .04)
2007	13.60	0.15	1 .84	1 .99	(0 .21)	(0 .10)	(0 .31)	15 .28	14 .86
2006	12.04	0.09	1 .65	1 .74	(0 .06)	(0 .12)	(0 .18)	13 .60	14 .55

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

		Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Assets	Rate

$38,183	0.41%(c),(d)	2.41%	36 .2%
32,081	0.47 (c),(d)	2.89	28 .4
27,444	0.50 (c),(d)	3.58	12 .7
33,273	0.50 (c),(d)	2.69	14 .7
17,464	0.62 (c),(d)	2.53	16 .6

82,683	0.41 (c),(d)	2.02	32 .0
67,298	0.46 (c),(d)	2.57	15 .7
49,723	0.50 (c),(d)	2.93	7 .1
52,923	0.50 (c),(d)	2.17	15 .1
23,723	0.61 (c),(d)	1.91	7 .4

8,573	1.16 (c),(d)	1.36	32 .0
8,049	1.22 (c),(d)	1.97	15 .7
7,264	1.25 (c),(d)	2.55	7 .1
11,033	1.25 (c),(d)	1.50	15 .1
5,682	1.40 (c),(d)	1.11	7 .4

62,470	0.41 (c),(d)	1.83	32 .1
49,349	0.46 (c),(d)	2.18	9 .5
33,002	0.50 (c),(d)	2.85	6 .6
39,873	0.50 (c),(d)	1.81	15 .5
17,509	0.64 (c),(d)	1.39	9 .4

7,929	1.16 (c),(d)	1.17	32 .1
7,373	1.22 (c),(d)	1.58	9 .5
6,193	1.25 (c),(d)	2.36	6 .6
9,058	1.25 (c),(d)	1.08	15 .5
4,175	1.40 (c),(d)	0.72	9 .4

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized and
	Value,	Net Investment	Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Income	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	(Loss)(a)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2010	$9 .71	$0 .17	$1 .54	$1 .71	($0 .19)	$–	($0 .19)	$11.23	17 .82%
2009	8.99	0.16	1 .07	1 .23	(0 .17)	(0 .34)	(0 .51)	9 .71	14 .98
2008	15.57	0.34	(6 .22)	(5 .88)	(0 .39)	(0 .31)	(0 .70)	8 .99	(39 .41)
2007	13.68	0.22	2 .07	2 .29	(0 .30)	(0 .10)	(0 .40)	15 .57	17 .09
2006	12.18	0.14	1 .76	1 .90	(0 .29)	(0 .11)	(0 .40)	13 .68	15 .93
Class B shares
2010	9.64	0.10	1 .51	1 .61	(0 .12)	–	(0 .12)	11 .13	16 .86
2009	8.91	0.11	1 .05	1 .16	(0 .09)	(0 .34)	(0 .43)	9 .64	14 .11
2008	15.42	0.25	(6 .17)	(5 .92)	(0 .28)	(0 .31)	(0 .59)	8 .91	(39 .79)
2007	13.55	0.12	2 .04	2 .16	(0 .19)	(0 .10)	(0 .29)	15 .42	16 .22
2006	12.16	0.05	1 .74	1 .79	(0 .29)	(0 .11)	(0 .40)	13 .55	15 .03
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2010	9.38	0.15	1 .53	1 .68	(0 .16)	–	(0 .16)	10 .90	18 .10
2009	8.72	0.13	1 .04	1 .17	(0 .15)	(0 .36)	(0 .51)	9 .38	14 .66
2008	15.36	0.33	(6 .24)	(5 .91)	(0 .37)	(0 .36)	(0 .73)	8 .72	(40 .22)
2007	13.41	0.19	2 .13	2 .32	(0 .26)	(0 .11)	(0 .37)	15 .36	17 .71
2006	11.74	0.09	1 .80	1 .89	(0 .11)	(0 .11)	(0 .22)	13 .41	16 .30
Class B shares
2010	9.30	0.08	1 .51	1 .59	(0 .10)	–	(0 .10)	10 .79	17 .16
2009	8.63	0.09	1 .01	1 .10	(0 .07)	(0 .36)	(0 .43)	9 .30	13 .78
2008	15.21	0.25	(6 .20)	(5 .95)	(0 .27)	(0 .36)	(0 .63)	8 .63	(40 .67)
2007	13.30	0.02	2 .18	2 .20	(0 .18)	(0 .11)	(0 .29)	15 .21	16 .80
2006(e)	12 .64	(0 .05)	0 .71	0 .66	–	–	–	13 .30	5 .22 (f)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2010	9.95	0.32	1 .00	1 .32	(0 .34)	–	(0 .34)	10 .93	13 .67
2009	9.43	0.26	0 .85	1 .11	(0 .46)	(0 .13)	(0 .59)	9 .95	12 .76
2008	12.95	0.52	(3 .36)	(2 .84)	(0 .51)	(0 .17)	(0 .68)	9 .43	(23 .06)
2007	12.74	0.51	0 .15	0 .66	(0 .39)	(0 .06)	(0 .45)	12 .95	5 .30
2006	11.98	0.40	0 .68	1 .08	(0 .20)	(0 .12)	(0 .32)	12 .74	9 .16
Class B shares
2010	9.86	0.25	0 .99	1 .24	(0 .29)	–	(0 .29)	10 .81	12 .81
2009	9.32	0.20	0 .85	1 .05	(0 .38)	(0 .13)	(0 .51)	9 .86	12 .08
2008	12.82	0.45	(3 .36)	(2 .91)	(0 .42)	(0 .17)	(0 .59)	9 .32	(23 .73)
2007	12.63	0.40	0 .16	0 .56	(0 .31)	(0 .06)	(0 .37)	12 .82	4 .51
2006(e)	12 .12	0 .23	0 .28	0 .51	–	–	–	12 .63	4 .21 (f)

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

		Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Assets	Rate

$38,484	0 .41%(c),(d)	1.62%	31 .4%
30,106	0.46 (c),(d)	1.85	5 .8
19,918	0.50 (c),(d)	2.68	6 .0
24,434	0.50 (c),(d)	1.49	16 .5
9,356	0.64 (c),(d)	1.08	13 .1

5,620	1.16 (c),(d)	1.00	31 .4
5,463	1.22 (c),(d)	1.29	5 .8
4,794	1.25 (c),(d)	1.99	6 .0
6,161	1.25 (c),(d)	0.86	16 .5
3,090	1.40 (c),(d)	0.38	13 .1

23,723	0.41 (c),(d)	1.45	30 .1
18,611	0.46 (c),(d)	1.63	15 .2
11,391	0.50 (c),(d)	2.70	6 .8
14,930	0.50 (c),(d)	1.32	21 .2
5,685	0.64 (c),(d)	0.67	15 .9

1,783	1.16 (c),(d)	0.83	30 .1
1,762	1.22 (c),(d)	1.14	15 .2
1,496	1.25 (c),(d)	2.05	6 .8
2,106	1.25 (c),(d)	0.15	21 .2
451	1.25 (c),(d),(g)	(0 .63) (g)	15 .9 (g)

25,982	0.41 (c),(d)	3.09	46 .9
21,341	0.47 (c),(d)	2.85	35 .9
17,473	0.50 (c),(d)	4.57	30 .7
15,668	0.50 (c),(d)	3.98	25 .3
6,635	0.65 (c),(d)	3.24	48 .9

840	1.16 (c),(d)	2.43	46 .9
730	1.22 (c),(d)	2.23	35 .9
816	1.25 (c),(d)	3.95	30 .7
758	1.25 (c),(d)	3.18	25 .3
114	1.25 (c),(d),(g)	3.00 (g)	48 .9 (g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Period from March 15, 2006, date shares first offered, through October 31, 2006.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	Distributions from	Total Dividends	Net Asset Value,
	Period	Income (Loss)	Investments	Operations	Income	Realized Gains	and Distributions	End of Period	Total Return(b)
REAL ESTATE SECURITIES FUND
Class A shares
2010	11.62	0.22(a)	4 .23	4 .45	( 0 .24)	–	(0.24)	15 .83	38 .59
2009	11.83	0.28(a)	( 0 .21)	0 .07	( 0 .28)	–	( 0 .28)	11 .62	1 .30
2008	24.97	0.27(a)	( 7 .39)	( 7 .12)	( 0 .29)	( 5 .73)	(6.02)	11 .83	(36 .02)
2007	27.56	0.19(a)	( 0 .60)	( 0 .41)	( 0 .11)	( 2 .07)	(2.18)	24 .97	(1 .92)
2006	20.43	0.14(a)	7 .80	7 .94	( 0 .19)	( 0 .62)	(0.81)	27 .56	40 .07
Class B shares
2010	11.53	0.12(a)	4 .19	4 .31	( 0 .12)	–	(0.12)	15 .72	37 .56
2009	11.74	0.21(a)	( 0 .22)	( 0 .01)	( 0 .20)	–	( 0 .20)	11 .53	0 .46
2008	24.83	0.13(a)	( 7 .32)	( 7 .19)	( 0 .17)	( 5 .73)	(5.90)	11 .74	(36 .50)
2007	27.56	( 0 .02)(a)	( 0 .60)	( 0 .62)	( 0 .04)	( 2 .07)	(2.11)	24 .83	(2 .74)
2006	20.44	0.02(a)	7 .80	7 .82	( 0 .08)	( 0 .62)	(0.70)	27 .56	39 .33
Class C shares
2010	11.56	0.10(a)	4 .23	4 .33	( 0 .15)	–	(0.15)	15 .74	37 .66
2009	11.77	0.21(a)	( 0 .20)	0 .01	( 0 .22)	–	( 0 .22)	11 .56	0 .62
2008	24.89	0.15(a)	( 7 .36)	( 7 .21)	( 0 .18)	( 5 .73)	(5.91)	11 .77	(36 .48)
2007(c)	27.41	( 0 .08)(a)	( 2 .44)	( 2 .52)	–	–	–	24 .89	(9 .19) (e)

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net
(in thousands)	Average Net Assets	Average Net Assets	Assets	Portfolio Turnover Rate

107,672	1 .39 (g)	–	1 .53	52 .2
63,894	1 .28 (g)	–	2 .88	57 .3
64,787	1 .28 (g)	–	1 .62	47 .2
124,434	1 .29 (g)	–	0 .75	77 .8 (d)
125,408	1 .43 (g)	–	0 .61	37 .8

11,944	2.16 (g)	–	0 .85	52 .2
11,502	2.08 (g)	–	2 .18	57 .3
14,551	2.08 (g)	–	0 .81	47 .2
31,026	2.07 (g)	–	(0 .06)	77 .8 (d)
29,044	1.95 (g)	–	0 .10	37 .8

12,850	2.15 (g)	–	0 .70	52 .2
5,172	1.98 (g)	–	2 .15	57 .3
4,382	1.98 (g)	–	0 .93	47 .2
7,976	1.99 (f),(g)	–	(0 .37) (f)	77 .8 (f),(d)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through
January 16, 2007.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
SAM BALANCED PORTFOLIO
Class A shares
2010	$11 .00	$0 .26(a)	$1 .46	$1 .72	($0 .27)	$–	($0 .27)	$12.45	15 .84%
2009	10.84	0.30(a)	1 .06	1 .36	(0 .29)	(0 .91)	(1 .20)	11 .00	14 .51
2008	16.18	0.47(a)	(4 .53)	(4 .06)	(0 .51)	(0 .77)	(1 .28)	10 .84	(27 .01)
2007	14.51	0.37(a)	1 .70	2 .07	(0 .32)	(0 .08)	(0 .40)	16 .18	14 .48
2006	13.32	0.28	1 .20	1 .48	(0 .29)	–	(0 .29)	14 .51	11 .26
Class B shares
2010	10.97	0.17(a)	1 .45	1 .62	(0 .17)	–	(0 .17)	12 .42	14 .88
2009	10.81	0.22(a)	1 .06	1 .28	(0 .21)	(0 .91)	(1 .12)	10 .97	13 .65
2008	16.14	0.37(a)	(4 .53)	(4 .16)	(0 .40)	(0 .77)	(1 .17)	10 .81	(27 .57)
2007	14.47	0.26(a)	1 .69	1 .95	(0 .20)	(0 .08)	(0 .28)	16 .14	13 .64
2006	13.28	0.17	1 .21	1 .38	(0 .19)	–	(0 .19)	14 .47	10 .44
Class C shares
2010	10.89	0.17(a)	1 .45	1 .62	(0 .18)	–	(0 .18)	12 .33	15 .03
2009	10.75	0.22(a)	1 .05	1 .27	(0 .22)	(0 .91)	(1 .13)	10 .89	13 .62
2008	16.05	0.36(a)	(4 .49)	(4 .13)	(0 .40)	(0 .77)	(1 .17)	10 .75	(27 .52)
2007	14.40	0.25(a)	1 .69	1 .94	(0 .21)	(0 .08)	(0 .29)	16 .05	13 .59
2006	13.22	0.17	1 .20	1 .37	(0 .19)	–	(0 .19)	14 .40	10 .47
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2010	9.47	0.29(a)	1 .00	1 .29	(0 .30)	–	(0 .30)	10 .46	13 .84
2009	8.84	0.32(a)	0 .99	1 .31	(0 .31)	(0 .37)	(0 .68)	9 .47	16 .04
2008	11.93	0.41(a)	(2 .65)	(2 .24)	(0 .44)	(0 .41)	(0 .85)	8 .84	(20 .00)
2007	11.12	0.36(a)	0 .86	1 .22	(0 .33)	(0 .08)	(0 .41)	11 .93	11 .17
2006	10.49	0.31	0 .65	0 .96	(0 .31)	(0 .02)	(0 .33)	11 .12	9 .31
Class B shares
2010	9.45	0.22(a)	0 .98	1 .20	(0 .21)	–	(0 .21)	10 .44	12 .89
2009	8.82	0.25(a)	0 .99	1 .24	(0 .24)	(0 .37)	(0 .61)	9 .45	15 .15
2008	11.91	0.33(a)	(2 .65)	(2 .32)	(0 .36)	(0 .41)	(0 .77)	8 .82	(20 .65)
2007	11.10	0.28(a)	0 .85	1 .13	(0 .24)	(0 .08)	(0 .32)	11 .91	10 .33
2006	10.47	0.23	0 .65	0 .88	(0 .23)	(0 .02)	(0 .25)	11 .10	8 .50
Class C shares
2010	9.40	0.22(a)	0 .99	1 .21	(0 .23)	–	(0 .23)	10 .38	12 .99
2009	8.78	0.26(a)	0 .98	1 .24	(0 .25)	(0 .37)	(0 .62)	9 .40	15 .21
2008	11.86	0.32(a)	(2 .63)	(2 .31)	(0 .36)	(0 .41)	(0 .77)	8 .78	(20 .62)
2007	11.06	0.27(a)	0 .85	1 .12	(0 .24)	(0 .08)	(0 .32)	11 .86	(10 .31)
2006	10.43	0.23	0 .65	0 .88	(0 .23)	(0 .02)	(0 .25)	11 .06	8 .57

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Average Net Assets	Assets	Rate

$1,627,536	0.71%(c)	– %	2 .21%	13 .2%
1,550,550	0.74 (c)	–	3.01	5.1
1,685,305	0.67 (c)	–	3 .39	34 .8
2,594,033	0.64 (c)	0.64 (c),(d)	2 .42	14 .6
2,389,102	0.66 (c)	0.66 (c),(d)	2 .01	10 .0

437,393	1.51 (c)	–	1 .46	13 .2
572,722	1.53 (c)	–	2.28	5.1
748,701	1.43 (c)	–	2 .71	34 .8
1,377,682	1.40 (c)	1.40 (c),(d)	1 .69	14 .6
1,414,695	1.43 (c)	1.43 (c),(d)	1 .24	10 .0

576,580	1.45 (c)	–	1 .47	13 .2
575,405	1.48 (c)	–	2.28	5.1
639,449	1.41 (c)	–	2 .65	34 .8
966,785	1.40 (c)	1.40 (c),(d)	1 .65	14 .6
883,759	1.41 (c)	1.41 (c),(d)	1 .26	10 .0

313,168	0.70 (c)	–	2 .94	11 .4
274,740	0.74 (c)	–	3.71	9.2
247,297	0.68 (c)	–	3 .83	27 .7
317,494	0.66 (c)	0.66 (c),(d)	3 .18	12 .7
309,946	0.68 (c)	0.68 (c),(d)	2 .89	13 .0

77,135	1.51 (c)	–	2 .17	11 .4
93,923	1.54 (c)	–	2.96	9.2
107,873	1.44 (c)	–	3 .12	27 .7
159,229	1.43 (c)	1.43 (c),(d)	2 .42	12 .7
166,857	1.45 (c)	1.45 (c),(d)	2 .12	13 .0

172,782	1.45 (c)	–	2 .20	11 .4
160,228	1.48 (c)	–	3.00	9.2
149,913	1.42 (c)	–	3 .07	27 .7
181,365	1.41 (c)	1.41 (c),(d)	2 .42	12 .7
170,789	1.43 (c)	1.43 (c),(d)	2 .14	13 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2010	$11 .38	$0 .17(a)	$1 .77	$1 .94	($0 .19)	$–	($0 .19)	$13.13	17 .21%
2009	11.58	0.22(a)	0 .95	1 .17	(0 .22)	(1 .15)	(1 .37)	11 .38	12 .30
2008	19.04	0.45(a)	(6 .36)	(5 .91)	(0 .47)	(1 .08)	(1 .55)	11 .58	(33 .63)
2007	16.44	0.29(a)	2 .52	2 .81	(0 .21)	–	(0 .21)	19 .04	17 .26
2006	14.67	0.18(a)	1 .73	1 .91	(0 .14)	–	(0 .14)	16 .44	13 .07
Class B shares
2010	10.92	0.08(a)	1 .68	1 .76	(0 .09)	–	(0 .09)	12 .59	16 .22
2009	11.13	0.14(a)	0 .90	1 .04	(0 .10)	(1 .15)	(1 .25)	10 .92	11 .41
2008	18.36	0.34(a)	(6 .15)	(5 .81)	(0 .34)	(1 .08)	(1 .42)	11 .13	(34 .12)
2007	15.86	0.16(a)	2 .42	2 .58	(0 .08)	–	(0 .08)	18 .36	16 .35
2006	14.25	0.06(a)	1 .67	1 .73	(0 .12)	–	(0 .12)	15 .86	12 .19
Class C shares
2010	10.80	0.07(a)	1 .68	1 .75	(0 .11)	–	(0 .11)	12 .44	16 .29
2009	11.03	0.14(a)	0 .90	1 .04	(0 .12)	(1 .15)	(1 .27)	10 .80	11 .48
2008	18.22	0.32(a)	(6 .08)	(5 .76)	(0 .35)	(1 .08)	(1 .43)	11 .03	(34 .16)
2007	15.75	0.15(a)	2 .42	2 .57	(0 .10)	–	(0 .10)	18 .22	16 .38
2006	14.15	0.06(a)	1 .66	1 .72	(0 .12)	–	(0 .12)	15 .75	12 .21
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2010	10.44	0.39(a)	0 .90	1 .29	(0 .42)	–	(0 .42)	11 .31	12 .61
2009	9.50	0.41(a)	1 .18	1 .59	(0 .41)	(0 .24)	(0 .65)	10 .44	17 .66
2008	11.92	0.45(a)	(2 .13)	(1 .68)	(0 .47)	(0 .27)	(0 .74)	9 .50	(14 .96)
2007	11.54	0.44(a)	0 .41	0 .85	(0 .43)	(0 .04)	(0 .47)	11 .92	7 .54
2006	11.19	0.41	0 .39	0 .80	(0 .42)	(0 .03)	(0 .45)	11 .54	7 .28
Class B shares
2010	10.43	0.30(a)	0 .90	1 .20	(0 .32)	–	(0 .32)	11 .31	11 .69
2009	9.48	0.34(a)	1 .18	1 .52	(0 .33)	(0 .24)	(0 .57)	10 .43	16 .85
2008	11.91	0.38(a)	(2 .16)	(1 .78)	(0 .38)	(0 .27)	(0 .65)	9 .48	(15 .71)
2007	11.53	0.35(a)	0 .41	0 .76	(0 .34)	(0 .04)	(0 .38)	11 .91	6 .72
2006	11.17	0.33	0 .39	0 .72	(0 .33)	(0 .03)	(0 .36)	11 .53	6 .54
Class C shares
2010	10.36	0.30(a)	0 .90	1 .20	(0 .33)	–	(0 .33)	11 .23	11 .81
2009	9.43	0.34(a)	1 .17	1 .51	(0 .34)	(0 .24)	(0 .58)	10 .36	16 .87
2008	11.85	0.37(a)	(2 .14)	(1 .77)	(0 .38)	(0 .27)	(0 .65)	9 .43	(15 .69)
2007	11.47	0.35(a)	0 .41	0 .76	(0 .34)	(0 .04)	(0 .38)	11 .85	6 .76
2006	11.12	0.32	0 .39	0 .71	(0 .33)	(0 .03)	(0 .36)	11 .47	6 .52

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Average Net Assets	Assets	Rate

$1,178,547	0.72%(c)	– %	1 .37%	15 .4%
1,103,246	0.77 (c)	–	2.15	4.2
1,204,478	0.68 (c)	–	2 .90	32 .4
2,002,371	0.65 (c)	0.65 (c),(d)	1 .68	16 .2
1,822,661	0.67 (c)	0.67 (c),(d)	1 .16	11 .0

317,492	1.52 (c)	–	0 .64	15 .4
414,345	1.55 (c)	–	1.43	4.2
545,926	1.44 (c)	–	2 .26	32 .4
1,089,177	1.41 (c)	1.41 (c),(d)	0 .96	16 .2
1,093,660	1.44 (c)	1.44 (c),(d)	0 .39	11 .0

493,019	1.48 (c)	–	0 .64	15 .4
509,044	1.52 (c)	–	1.42	4.2
590,888	1.43 (c)	–	2 .16	32 .4
1,000,468	1.41 (c)	1.41 (c),(d)	0 .92	16 .2
906,470	1.43 (c)	1.43 (c),(d)	0 .40	11 .0

461,662	0.70 (c)	–	3.56	9.5
390,778	0.74 (c)	–	4 .34	11 .4
349,745	0.67 (c)	– (c)	4 .09	35 .1
393,734	0.65 (c)	0.65 (c),(d)	3 .75	9 .7
401,786	0.67 (c)	0.67 (c),(d)	3 .60	8 .0

105,145	1.51 (c)	–	2.80	9.5
143,196	1.52 (c)	–	3 .61	11 .4
175,763	1.44 (c)	–	3 .39	35 .1
258,168	1.42 (c)	1.42 (c),(d)	3 .00	9 .7
317,142	1.44 (c)	1.44 (c),(d)	2 .83	8 .0

193,584	1.45 (c)	–	2.81	9.5
171,350	1.47 (c)	–	3 .59	11 .4
139,041	1.42 (c)	–	3 .35	35 .1
143,587	1.42 (c)	1.42 (c),(d)	2 .99	9 .7
148,386	1.43 (c)	1.43 (c),(d)	2 .84	8 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2010	$12 .14	$0 .12	$2 .07	$2 .19	($0 .15)	$–	($0 .15)	$14.18	18 .15%
2009	12.26	0.18	0 .93	1 .11	( 0 .07)	( 1 .16)	(1.23)	12 .14	10 .98
2008	21.28	0.44	( 7 .84)	( 7 .40)	( 0 .47)	( 1 .15)	(1.62)	12 .26	(37 .46)
2007	18.13	0.25	3 .12	3 .37	( 0 .22)	–	(0.22)	21 .28	18 .75
2006	15.99	0.13	2 .10	2 .23	( 0 .09)	–	(0.09)	18 .13	13 .99
Class B shares
2010	11.35	0.03	1 .92	1 .95	( 0 .05)	–	(0.05)	13 .25	17 .25
2009	11.55	0.10	0 .86	0 .96	–	( 1 .16)	(1.16)	11 .35	10 .12
2008	20.15	0.33	( 7 .45)	( 7 .12)	( 0 .33)	( 1 .15)	(1.48)	11 .55	(37 .94)
2007	17.18	0.12	2 .94	3 .06	( 0 .09)	–	(0.09)	20 .15	17 .86
2006	15.25	(0.01)	2 .01	2 .00	( 0 .07)	–	(0.07)	17 .18	13 .16
Class C shares
2010	11.39	0.03	1 .92	1 .95	( 0 .07)	–	(0.07)	13 .27	17 .14
2009	11.57	0.10	0 .88	0 .98	–	( 1 .16)	(1.16)	11 .39	10 .30
2008	20.19	0.30	( 7 .43)	( 7 .13)	( 0 .34)	( 1 .15)	(1.49)	11 .57	(37 .96)
2007	17.22	0.09	2 .98	3 .07	( 0 .10)	–	(0.10)	20 .19	17 .90
2006	15.29	–	2 .00	2 .00	( 0 .07)	–	(0.07)	17 .22	13 .12

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Average Net Assets	Assets	Rate

$754,854	0.77%(c)	– %	0 .94%	15 .6%
705,912	0.82 (c)	–	1.71	3.7
729,591	0.72 (c)	–	2 .58	32 .5
1,232,964	0.68 (c)	0.68 (c),(d)	1 .30	15 .7
1,074,546	0.71 (c)	0.71 (c),(d)	0 .74	12 .0

216,781	1.56 (c)	–	0 .23	15 .6
272,702	1.60 (c)	–	1.01	3.7
343,364	1.47 (c)	–	2 .04	32 .5
730,737	1.39 (c)	1.39 (c),(d)	0 .64	15 .7
718,841	1.48 (c)	1.48 (c),(d)	(0 .03)	12 .0

301,333	1.52 (c)	–	0 .21	15 .6
304,256	1.57 (c)	–	0.98	3.7
344,700	1.46 (c)	–	1 .88	32 .5
616,494	1.49 (c)	1.49 (c),(d)	0 .49	15 .7
545,153	1.47 (c)	1.47 (c),(d)	(0 .02)	12 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
SHORT-TERM INCOME FUND(c)
Class A shares
2010	$11 .84	$0 .33(a)	$0 .33	$0 .66	($0 .33)	$–	($0 .33)	$12.17	5 .64%
2009	11.16	0.41(a)	0 .69	1 .10	(0 .42)	–	(0 .42)	11 .84	10 .06
2008	11.59	0.43(a)	(0 .43)	–	(0 .43)	–	(0 .43)	11 .16	(0 .06)
2007	11.60	0.29(a)	0 .11	0 .40	(0 .41)	–	(0 .41)	11 .59	4 .14
2006	11.55	0.40	0 .05	0 .45	(0 .40)	–	(0 .40)	11 .60	4 .15
Class C shares
2010	11.85	0.23(a)	0 .32	0 .55	(0 .22)	–	(0 .22)	12 .18	4 .72
2009	11.17	0.30(a)	0 .71	1 .01	(0 .33)	–	(0 .33)	11 .85	9 .18
2008	11.60	0.34(a)	(0 .42)	(0 .08)	(0 .35)	–	(0 .35)	11 .17	(0 .78)
2007	11.60	0.21(a)	0 .13	0 .34	(0 .34)	–	(0 .34)	11 .60	3 .47
2006	11.55	0.35	0 .05	0 .40	(0 .35)	–	(0 .35)	11 .60	3 .39
SMALLCAP BLEND FUND
Class A shares
2010	10.47	(0 .04)(a)	2 .56	2 .52	–	–	–	12 .99	24 .07
2009	10.36	– (a)	0 .11	0 .11	–	–	–	10 .47	1 .06
2008	17.95	(0 .02)(a)	(6 .14)	(6 .16)	–	(1 .43)	(1 .43)	10 .36	(36 .97)
2007	17.30	(0 .05)(a)	2 .10	2 .05	–	(1 .40)	(1 .40)	17 .95	12 .48
2006	15.93	(0 .02)(a)	2 .33	2 .31	–	(0 .94)	(0 .94)	17 .30	14 .97
Class B shares
2010	10.04	(0 .18)(a)	2 .45	2 .27	–	–	–	12 .31	22 .61
2009	10.05	(0 .10)(a)	0 .09	(0 .01)	–	–	–	10 .04	(0 .10)
2008	17.60	(0 .13)(a)	(5 .99)	(6 .12)	–	(1 .43)	(1 .43)	10 .05	(37 .52)
2007	17.12	(0 .19)(a)	2 .07	1 .88	–	(1 .40)	(1 .40)	17 .60	11 .55
2006	15.89	(0 .14)(a)	2 .31	2 .17	–	(0 .94)	(0 .94)	17 .12	14 .09
Class C shares
2010	10.27	(0 .12)(a)	2 .52	2 .40	–	–	–	12 .67	23 .37
2009	10.22	(0 .05)(a)	0 .10	0 .05	–	–	–	10 .27	0 .49
2008	17.85	(0 .12)(a)	(6 .08)	(6 .20)	–	(1 .43)	(1 .43)	10 .22	(37 .44)
2007(j)	16.60	(0 .14)(a)	1 .39	1 .25	–	–	–	17 .85	7 .53 (g)

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

			Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Ratio of Gross Expenses	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	to Average Net Assets	Assets	Rate

$330,516	0.76%	– %	2 .75%	54 .7%(d)
135,394	0.83	–	3 .54	40 .8
36,725	0.95	–	3 .67	64 .5
36,639	0.95	0 .97 (e)	4 .11	29 .4
32,081	0.95	0 .95 (e)	3 .54	14 .0

89,598	1.64	–	1 .89	54 .7 (d)
42,128	1.67	–	2 .58	40 .8
4,892	1.67	–	2 .95	64 .5
4,952	1.68	2 .10 (e)	3 .38	29 .4
6,980	1.68	1 .68 (e)	2 .81	14 .0

105	0 .66 (h),(i)	–	2 .51 (h)	54 .7 (d),(h)

73,302	1.51 (i)	–	(0 .32)	65 .2
61,823	1.65	–	(0 .01)	89 .5
66,286	1.46	–	(0 .11)	55 .6
118,157	1.43	–	(0 .28)	60 .9
109,783	1.40	–	(0 .15)	103 .0

5,809	2.74 (i)	–	(1 .55)	65 .2
7,037	2.78	–	(1 .15)	89 .5
10,021	2.33	–	(0 .97)	55 .6
22,058	2.26	–	(1 .11)	60 .9
24,476	2.11	–	(0 .85)	103 .0

1,546	2.20 (i)	–	(1 .01)	65 .2
940	2.20 (i)	–	(0 .56)	89 .5
836	2.20 (i)	–	(0 .85)	55 .6
1,573	2 .20 (h),(i)	–	(1 .04) (h)	60 .9 (h)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Fund.
(e) Excludes expense reimbursement from Manager and/or custodian.
(f) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through January 16, 2007.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	Total Dividends	Redemption	Net Asset Value,
	Period	Income (Loss)(a)	Investments	Operations	Income	and Distributions	Fees	End of Period	Total Return(b)
SMALLCAP GROWTH FUND
Class A shares
2010	$5 .77	($0 .08)	$1 .47	$1 .39	$–	$–	$–	$7 .16	24 .09%
2009	5.43	(0.06)	0 .40	0 .34	–	–	–	5 .77	6 .26
2008	10.18	(0.07)	( 4 .10)	( 4 .17)	( 0 .58)	( 0 .58)	–	5 .43	(43 .33)
2007(d)	8.87	(0.04)	1 .35	1 .31	–	–	–	10 .18	14 .77 (e)
Class B shares
2010	5.62	(0.13)	1 .41	1 .28	–	–	–	6 .90	22 .78
2009	5.32	(0.09)	0 .39	0 .30	–	–	–	5 .62	5 .64
2008	10.07	(0.15)	( 4 .02)	( 4 .17)	( 0 .58)	( 0 .58)	–	5 .32	(43 .82)
2007(d)	8.87	(0.15)	1 .35	1 .20	–	–	–	10 .07	13 .53 (e)
Class C shares
2010	5.68	(0.11)	1 .43	1 .32	–	–	–	7 .00	23 .24
2009	5.36	(0.08)	0 .40	0 .32	–	–	–	5 .68	5 .97
2008	10.10	(0.12)	( 4 .04)	( 4 .16)	( 0 .58)	( 0 .58)	–	5 .36	(43 .58)
2007(d)	8.87	(0.12)	1 .35	1 .23	–	–	–	10 .10	13 .87 (e)
SMALLCAP GROWTH FUND II
Class A shares
2010	5.80	(0.07)	1 .75	1 .68	–	–	–	7 .48	28 .97
2009	5.47	(0.06)	0 .39	0 .33	–	–	–	5 .80	6 .03
2008	10.16	(0.12)	( 4 .03)	( 4 .15)	( 0 .54)	( 0 .54)	–	5 .47	(42 .88)
2007	9.42	(0.14)	1 .58	1 .44	( 0 .70)	( 0 .70)	–	10 .16	16 .21
2006	8.85	(0.15)	1 .20	1 .05	( 0 .48)	( 0 .48)	–	9 .42	12 .12
Class B shares
2010	5.60	(0.12)	1 .68	1 .56	–	–	–	7 .16	27 .86
2009	5.33	(0.09)	0 .36	0 .27	–	–	–	5 .60	5 .07
2008	9.97	(0.18)	( 3 .92)	( 4 .10)	( 0 .54)	( 0 .54)	–	5 .33	(43 .22)
2007	9.33	(0.21)	1 .55	1 .34	( 0 .70)	( 0 .70)	–	9 .97	15 .24
2006	8.83	(0.21)	1 .19	0 .98	( 0 .48)	( 0 .48)	–	9 .33	11 .31
Class C shares
2010	5.70	(0.12)	1 .71	1 .59	–	–	0.01	7 .30	28 .07
2009	5.40	(0.10)	0 .40	0 .30	–	–	–	5 .70	5 .56
2008	10.10	(0.18)	( 3 .98)	( 4 .16)	( 0 .54)	( 0 .54)	–	5 .40	(43 .25)
2007(h)	9.04	(0.17)	1 .23	1 .06	–	–	–	10 .10	11 .73 (e)

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	Income to Average Net	Portfolio Turnover
(in thousands)	Average Net Assets	Assets	Rate

$37,428	1.70%(c)	(1 .25)%	89 .1%
28,743	1.82	(1 .16)	96 .8
29,467	1.51 (c)	(0 .80)	62 .9
115,046	1.19 (c),(f)	(0 .59) (f)	70 .0 (f),(g)

2,051	2.55 (c)	(2 .12)	89 .1
2,337	2.57 (c)	(1 .91)	96 .8
2,931	2.57 (c)	(1 .90)	62 .9
7,549	2.54 (c),(f)	(1 .94) (f)	70 .0 (f),(g)

1,991	2.21 (c)	(1 .75)	89 .1
1,427	2.21 (c)	(1 .54)	96 .8
1,184	2.21 (c)	(1 .55)	62 .9
1,730	2.21 (c),(f)	(1 .60) (f)	70 .0 (f),(g)

4,415	1.43 (c)	(1 .10)	81 .0
11,609	1.44 (c)	(1 .08)	131 .8
10,302	1.95 (c)	(1 .54)	78 .0
19,434	1.95 (c)	(1 .50)	62 .9
16,263	1.95 (c)	(1 .57)	80 .7

995	2.18 (c)	(1 .84)	81 .0
3,049	2.19 (c)	(1 .83)	131 .8
3,699	2.70 (c)	(2 .29)	78 .0
7,842	2.70 (c)	(2 .24)	62 .9
7,413	2.70 (c)	(2 .32)	80 .7

307	2.18 (c)	(1 .85)	81 .0
759	2.19 (c)	(1 .85)	131 .8
339	2.70 (c)	(2 .29)	78 .0
502	2.70 (c),(f)	(2 .28) (f)	62 .9 (f)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Period from January 17, 2007 through October 31, 2007. Class A and Class B shares incurred a net realized and unrealized loss of $.05 and $.03 per share from
January 10, 2007, through January 16, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16,
2007.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized and
	Net Asset Value,		Unrealized Gain	Total From	Dividends from	Distributions
	Beginning of	Net Investment	(Loss) on	Investment	Net Investment	from Realized	Total Dividends	Net Asset Value,
	Period	Income (Loss)	Investments	Operations	Income	Gains	and Distributions	End of Period	Total Return(b)
SMALLCAP VALUE FUND
Class A shares
2010	$11 .61	$0 .04(a)	$2 .37	$2 .41	($0 .05)	$–	($0 .05)	$13.97	20 .81%
2009	12.30	0.06(a)	( 0 .73)	( 0 .67)	( 0 .02)	–	(0.02)	11 .61	(5 .46)
2008	18.82	0.05(a)	( 5 .16)	( 5 .11)	( 0 .08)	( 1 .33)	(1.41)	12 .30	(29 .06)
2007	19.21	0.06(a)	0 .44	0 .50	–	( 0 .89)	( 0 .89)	18 .82	2 .55
2006	17.49	0.01(a)	2 .99	3 .00	–	( 1 .28)	(1.28)	19 .21	18 .03
Class B shares
2010	11.31	(0.08)(a)	2 .30	2 .22	–	–	–	13 .53	19 .63
2009	12.08	(0.04)(a)	( 0 .73)	( 0 .77)	–	–	–	11 .31	(6 .37)
2008	18.59	(0.09)(a)	( 5 .09)	( 5 .18)	–	( 1 .33)	(1.33)	12 .08	(29 .76)
2007	19.14	(0.11)(a)	0 .45	0 .34	–	( 0 .89)	( 0 .89)	18 .59	1 .68
2006	17.55	(0.13)(a)	3 .00	2 .87	–	( 1 .28)	(1.28)	19 .14	17 .18
Class C shares
2010	11.45	(0.05)(a)	2 .33	2 .28	–	–	–	13 .73	19 .91
2009	12.21	(0.01)(a)	( 0 .75)	( 0 .76)	–	–	–	11 .45	(6 .22)
2008	18.72	(0.06)(a)	( 5 .12)	( 5 .18)	–	( 1 .33)	(1.33)	12 .21	(29 .54)
2007(e)	18.93	(0.06)(a)	( 0 .15)	( 0 .21)	–	–	–	18 .72	(1 .11) (f)
TAX-EXEMPT BOND FUND
Class A shares
2010	6.98	0.35(a)	0 .24	0 .59	( 0 .33)	–	(0.33)	7 .24	8 .66
2009	6.31	0.35(a)	0 .66	1 .01	( 0 .34)	–	(0.34)	6 .98	16 .51
2008	7.41	0.34(a)	( 1 .10)	( 0 .76)	( 0 .34)	–	(0.34)	6 .31	(10 .57)
2007	7.70	0.33(a)	( 0 .25)	0 .08	( 0 .35)	( 0 .02)	(0.37)	7 .41	0 .72
2006	7.70	0.33	0 .15	0 .48	( 0 .33)	( 0 .15)	(0.48)	7 .70	6 .42
Class B shares
2010	6.98	0.29(a)	0 .25	0 .54	( 0 .28)	–	(0.28)	7 .24	7 .83
2009	6.31	0.31(a)	0 .66	0 .97	( 0 .30)	–	(0.30)	6 .98	15 .71
2008	7.41	0.32(a)	( 1 .10)	( 0 .78)	( 0 .32)	–	(0.32)	6 .31	(10 .94)
2007	7.70	0.29(a)	( 0 .25)	0 .04	( 0 .31)	( 0 .02)	(0.33)	7 .41	0 .24
2006	7.70	0.27	0 .15	0 .42	( 0 .27)	( 0 .15)	(0.42)	7 .70	5 .63
Class C shares
2010	6.99	0.29(a)	0 .25	0 .54	( 0 .28)	–	(0.28)	7 .25	7 .81
2009	6.31	0.29(a)	0 .68	0 .97	( 0 .29)	–	(0.29)	6 .99	15 .68
2008	7.42	0.28(a)	( 1 .11)	( 0 .83)	( 0 .28)	–	(0.28)	6 .31	(11 .52)
2007	7.70	0.26(a)	( 0 .24)	0 .02	( 0 .28)	( 0 .02)	(0.30)	7 .42	(0 .01)
2006	7.70	0.27	0 .15	0 .42	( 0 .27)	( 0 .15)	(0.42)	7 .70	5 .60

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

		Ratio of Expenses to
		Average Net Assets		Ratio of Net Investment
Net Assets, End of Period	Ratio of Expenses to	(Excluding Interest	Ratio of Gross Expenses to	Income to Average Net
(in thousands)	Average Net Assets	Expense and Fees)	Average Net Assets	Assets	Portfolio Turnover Rate

$15,561	1.35%(c)		– %	0 .33%	77 .9%
13,392	1.35 (c)		–	0 .57	97 .2
14,995	1.35 (c)		–	0 .33	101 .9
23,033	1.36 (c)		–	0 .34	112 .8 (d)
8,839	1.49 (c)		–	0 .07	97 .9

2,367	2.29 (c)		–	(0 .61)	77 .9
2,676	2.29 (c)		–	(0 .37)	97 .2
2,789	2.29 (c)		–	(0 .60)	101 .9
4,545	2.27 (c)		–	(0 .58)	112 .8 (d)
1,612	2.24 (c)		–	(0 .70)	97 .9

2,959	2.08 (c)		–	(0 .40)	77 .9
3,048	2.08 (c)		–	(0 .13)	97 .2
3,481	2.08 (c)		–	(0 .41)	101 .9
4,496	2.09 (c),(g)		–	(0 .42) (g)	112 .8 (d),(g)

249,952	0.89	0.82 (h)	0 .90 (i)	4 .86	31 .1
244,298	0.87	0.79 (h)	0 .92 (i)	5 .32	75 .8
220,771	1.00	0.76 (h)	1 .07 (i)	4 .85	65 .3
282,685	1.09	0.77 (h)	1 .15 (i)	4 .37	51 .0
165,325	1.15	N/A	1 .15 (i)	4 .32	25 .0

5,877	1.69	1.62 (h)	2 .02 (i)	4 .09	31 .1
9,561	1.55	1.47 (h)	1 .90 (i)	4 .65	75 .8
11,837	1.39	1.15 (h)	1 .96 (i)	4 .44	65 .3
19,941	1.54	1.24 (h)	1 .98 (i)	3 .90	51 .0
22,881	1.91	N/A	1 .91 (i)	3 .56	25 .0

8,206	1.69	1.62 (h)	1 .95 (i)	4 .06	31 .1
6,728	1.73	1.65 (h)	2 .17 (i)	4 .42	75 .8
3,672	1.89	1.65 (h)	2 .50 (i)	3 .99	65 .3
2,931	1.94	1.65 (h)	2 .74 (i)	3 .50	51 .0
2,547	1.93	N/A	1 .93 (i)	3 .54	25 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.
(e) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.27 per share from January 10, 2007, through
January 16, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i) Excludes expense reimbursement from Manager and/or custodian.

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-
grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG
1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

272

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and
"CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

273

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment.
However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

274

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-
looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

275

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

276

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2011, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of
Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing
Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional
Information and annual and semiannual reports available, free of charge, on our website www.PrincipalFunds.com.
To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the
Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http://
www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F
Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or
any other agency.

Principal Funds, Inc. SEC File 811-07572

277

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 23rd day of February, 2011.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board	February 23, 2011
R. C. Eucher

/s/ N. M. Everett
	President, Chief Executive	February 23, 2011
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President,	February 23, 2011
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ M. J. Beer
	Executive Vice President	February 23, 2011
M. J. Beer

(E. Ballantine)*
	Director	February 23, 2011
E. Ballantine

(K. Blake)*
	Director	February 23, 2011
K. Blake

(C. Damos)*
	Director	February 23, 2011
C. Damos

(R. W. Gilbert)*
	Director	February 23, 2011
R. W. Gilbert

(M. A. Grimmett)*
	Director	February 23, 2011
M. A. Grimmett

(F. S. Hirsch)*
	Director	February 23, 2011
F. S. Hirsch

(W. C. Kimball)*
	Director	February 23, 2011
W. C. Kimball

(B. A. Lukavsky)*
	Director	February 23, 2011
B. A. Lukavsky

(W. G. Papesh)*
	Director	February 23, 2011
W. G. Papesh

(D. Pavelich)*
	Director	February 23, 2011
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on December 12, 2008